UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/28/10

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-BALANCED STRATEGY FUND February 28, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.02%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	21,006,632	$215,528
Lord Abbett Bond Debenture Fund, Inc. - Class I(c)	24,261,152	177,349
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(d)	20,096,532	213,023
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(e)	5,133,001	132,791
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(f)	3,833,874	25,533
Lord Abbett Investment Trust - Floating Rate Fund - Class I(g)	6,730,632	61,720
Lord Abbett Investment Trust - High Yield Fund - Class I(c)	25,697,955	190,936
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	6,564,863	71,885
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	20,311,841	166,151

Total Investments in Underlying Funds (cost $1,354,977,024)		1,254,916

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $605,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $608,781; proceeds: $593,667 (cost $593,667)	$594	$594

Total Investments in Securities 100.07% (cost $1,355,570,691)		1,255,510

Liabilities in Excess of Other Assets (0.07%)		(869)

Net Assets 100.00%		$1,254,641

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 104.05%

COMMON STOCKS 2.05%

Advertising 0.30%

Omnicom Group, Inc.	23	$842,260

Biotechnology 0.36%

Amgen, Inc.*	18	1,018,980

Chemicals 0.17%

Rockwood Holdings, Inc.*	20	479,800

Communications Equipment 0.20%

QUALCOMM, Inc.	15	550,350

Healthcare Equipment & Supplies 0.31%

Medtronic, Inc.	20	868,000

Oil & Gas Products 0.67%

ConocoPhillips	25	1,200,000
Devon Energy Corp.	10	688,600

Total		1,888,600

Retail: Specialty 0.04%

Charming Shoppes, Inc.*	20	119,000

Total Common Stocks (cost $6,075,331)		5,766,990

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 76.61%

Autos 1.67%

Ford Motor Co.	4.25%	11/15/2016	$3,300	4,702,500

Beverages 3.86%

Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	6,240	5,343,000
Molson Coors Brewing Co.	2.50%	7/30/2013	5,150	5,504,062

Total				10,847,062

Biotechnology 6.00%

Human Genome Sciences, Inc.	2.25%	10/15/2011	2,650	4,998,562
Illumina, Inc.	0.625%	2/15/2014	420	715,575
Incyte Corp.†	4.75%	10/1/2015	2,500	3,584,375
Life Technologies Corp.	3.25%	6/15/2025	3,455	4,059,625
Vertex Pharmaceuticals, Inc.	4.75%	2/15/2013	2,000	3,477,500

Total				16,835,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Products 0.64%

Trex Co., Inc.	6.00%	7/1/2012	$1,600	$1,804,000

Commercial Services 1.77%

Fluor Corp.	1.50%	2/15/2024	1,025	1,568,352
Quanta Services, Inc.	3.75%	4/30/2026	3,216	3,388,860

Total				4,957,212

Communications Equipment 1.48%

ADC Telecommunications, Inc.	0.831%#	6/15/2013	2,450	2,045,750
Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	678,000
Ciena Corp.	0.25%	5/1/2013	1,750	1,424,063

Total				4,147,813

Computers & Peripherals 2.60%

NetApp, Inc.	1.75%	6/1/2013	5,030	5,721,625
SanDisk Corp.	1.00%	5/15/2013	1,900	1,581,750

Total				7,303,375

Diversified Financials 3.76%

Affiliated Managers Group, Inc.	3.95%	8/15/2038	7,025	6,910,844
Euronet Worldwide, Inc.	3.50%	10/15/2025	3,970	3,657,362

Total				10,568,206

Diversified Metals & Mining 0.93%

Alcoa, Inc.	5.25%	3/15/2014	300	654,375
Patriot Coal Corp.	3.25%	5/31/2013	1,650	1,381,875
Sterlite Industries India Ltd. (India)(a)	4.00%	10/30/2014	555	561,244

Total				2,597,494

Electronic Equipment & Instruments 2.38%

General Cable Corp. (2.25% after 11/15/19)~	4.50%	11/15/2029	9	8,100
Teradyne, Inc.	4.50%	3/15/2014	3,375	6,674,062

Total				6,682,162

Entertainment 0.98%

Regal Entertainment Group†	6.25%	3/15/2011	2,675	2,741,875

Foods 0.60%

Smithfield Foods, Inc.	4.00%	6/30/2013	765	778,388
Spartan Stores, Inc.	3.375%	5/15/2027	1,040	895,700

Total				1,674,088

Health Services 0.39%

Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,089,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare Equipment & Supplies 6.00%

Beckman Coulter, Inc.	2.50%	12/15/2036	$2,710	$3,065,687
Fisher Scientific International, Inc.	3.25%	3/1/2024	2,400	3,129,000
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	4,416	4,377,360
Medtronic, Inc.	1.625%	4/15/2013	2,050	2,137,125
NuVasive, Inc.	2.25%	3/15/2013	3,800	4,146,750

Total				16,855,922

Information Technology Services 0.53%

BearingPoint, Inc.†(b)	5.00%	4/15/2025	5,425	759,500
SAVVIS, Inc.	3.00%	5/15/2012	800	723,000

Total				1,482,500

Insurance-Reinsurance 0.52%

Old Republic International Corp.	8.00%	5/15/2012	1,250	1,464,063

Internet Software & Services 1.70%

Blackboard, Inc.	3.25%	7/1/2027	3,730	3,748,650
Symantec Corp.	0.75%	6/15/2011	975	1,021,313

Total				4,769,963

Leisure Products 1.71%

International Game Technology†	3.25%	5/1/2014	4,085	4,799,875

Machinery 1.12%

Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	3,149,250

Miscellaneous: Energy 2.61%

Evergreen Energy, Inc.†	8.00%	8/1/2012	5,930	2,164,450
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	3,250	2,510,625
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	2,450	2,667,437

Total				7,342,512

Miscellaneous: Financial 1.22%

MF Global Ltd.	9.00%	6/20/2038	3,100	3,421,625

Miscellaneous: Industrials 0.53%

EnerSys (Zero Coupon after 6/1/2015)(c)	3.375%	6/1/2038	1,650	1,497,375

Miscellaneous: Transportation 0.28%

DryShips, Inc. (Greece)(a)	5.00%	12/1/2014	800	787,000

Oil & Gas Products 0.88%

NorthernStar Natural Gas, Inc.	5.00%	5/15/2014	2,614	2,483,063

Oil: Integrated 3.67%

Chesapeake Energy Corp.	2.75%	11/15/2035	5,225	5,166,219
Penn Virginia Corp.	4.50%	11/15/2012	4,750	4,476,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated (continued)

Quicksilver Resources, Inc.	1.875%	11/1/2024	$563	$660,821

Total				10,303,915

Pharmaceuticals 5.63%

Allergan, Inc.	1.50%	4/1/2026	800	881,000
Biovail Corp. (Canada)†(a)	5.375%	8/1/2014	3,110	3,728,113
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	650	823,875
Teva Pharmaceutical Finance LLC (Israel)(a)	0.25%	2/1/2026	4,450	5,818,375
United Therapeutics Corp.	0.50%	10/15/2011	2,953	4,566,076

Total				15,817,439

Precious Metals 0.84%

Newmont Mining Corp.	3.00%	2/15/2012	1,910	2,370,788

Real Estate 3.87%

Host Hotels & Resorts LP†	2.50%	10/15/2029	2,780	2,950,275
Host Hotels & Resorts LP†	2.625%	4/15/2027	1,350	1,289,250
ProLogis	2.25%	4/1/2037	1,600	1,514,000
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	2,593,937
Vornado Realty LP	3.875%	4/15/2025	2,400	2,532,000

Total				10,879,462

Retail: Specialty 2.48%

Charming Shoppes, Inc.	1.125%	5/1/2014	4,860	3,578,175
Penske Auto Group, Inc.	3.50%	4/1/2026	3,350	3,387,687

Total				6,965,862

Semiconductors 5.84%

Intel Corp.†	3.25%	8/1/2039	1,650	1,862,438
JDS Uniphase Corp.	1.00%	5/15/2026	400	347,000
Micron Technology, Inc.	1.875%	6/1/2014	6,050	5,429,875
ON Semiconductor Corp.	2.625%	12/15/2026	5,765	5,894,712
TTM Technologies, Inc.	3.25%	5/15/2015	3,300	2,854,500

Total				16,388,525

Software - Applications & Systems 5.55%

EMC Corp.	1.75%	12/1/2011	2,880	3,466,800
Informatica Corp.	3.00%	3/15/2026	3,400	4,513,500
Salesforce.com, Inc.†	0.75%	1/15/2015	2,510	2,494,312
Sybase, Inc.†	3.50%	8/15/2029	2,325	2,731,875
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	2,070	2,367,563

Total				15,574,050

Steel 1.38%

Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,187,625
United States Steel Corp.	4.00%	5/15/2014	930	1,682,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel (continued)
Total				$3,869,763

Textiles & Apparel 1.04%

Iconix Brand Group, Inc.	1.875%	6/30/2012	$3,250	2,916,875

Wireless Communications Services 2.15%

Leap Wireless International, Inc.	4.50%	7/15/2014	1,630	1,414,025
NII Holdings, Inc.	3.125%	6/15/2012	3,250	3,022,500
SBA Communications Corp.†	4.00%	10/1/2014	1,205	1,613,194

Total				6,049,719

Total Convertible Bonds (cost $202,175,369)				215,139,970

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 25.08%

Auto Parts 1.12%

Autoliv, Inc. (Sweden)(a)	8.00%		52	3,148,530

Banks: Diversified 1.28%

Wells Fargo & Co.	7.50%		4	3,597,575

Communications Equipment 1.23%

Lucent Technologies Capital Trust I	7.75%		5	3,462,650

Diversified Financials 2.66%

AMG Capital Trust I	5.10%		44	1,704,669
Bank of America Corp.	7.25%		2	1,815,000
Citigroup, Inc.	7.50%		37	3,957,894

Total				7,477,563

Diversified Metals & Mining 3.67%

Freeport-McMoRan Copper & Gold, Inc.	6.75%		48	5,191,903
Vale Capital Ltd. (Brazil)(a)	5.50%		99	5,120,700

Total				10,312,603

Foods 3.46%

Archer Daniels Midland Co.	6.25%		128	5,304,000
Bunge Ltd.	5.125%		7	4,395,000

Total				9,699,000

Household Durables 1.71%

Stanley Works (The)	5.125%		5	4,796,550

Insurance-Casualty 0.82%

XL Capital Ltd.	10.75%		83	2,308,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CONVERTIBLE FUND February 28, 2010

Investments	Interest Rate		Shares (000)	Value
Natural Gas Diversified 0.86%

El Paso Corp.	4.99%		2	$2,413,125

Oil: Integrated 2.54%

ATP Oil & Gas Corp.†	8.00%		27	2,932,500
Whiting Petroleum Corp.	6.25%		23	4,199,850

Total				7,132,350

Pharmaceuticals 1.50%

Mylan, Inc.	6.50%		3	4,221,475

Railroads 0.98%

Kansas City Southern	5.125%		2	2,751,188

Real Estate 0.30%

Simon Property Group, Inc.	6.00%		13	842,772

Utilities: Electric 2.95%

AES Trust III	6.75%		100	4,614,000
FPL Group, Inc.	8.375%		74	3,663,654

Total				8,277,654

Total Convertible Preferred Stocks (cost $62,586,746)				70,441,547

		Maturity Date	Principal Amount (000)
CORPORATE BOND 0.31%

Oil & Gas Products

NorthernStar Natural Gas, Inc. (cost $1,204,227)	5.00%	5/15/2014	$1,057	872,210

Total Investments in Securities 104.05% (cost $272,041,673)				292,220,717

Liabilities in Excess of Other Assets (4.05%)				(11,386,776)

Net Assets 100.00%				$280,833,941

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2010.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted security.
(c)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.88%

ASSET-BACKED SECURITIES 9.93%

Automobiles 4.23%

Capital Auto Receivables Asset Trust 2006-2 A3B	0.292	%#	5/15/2011	$575	$575,202
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%		4/15/2011	342	344,047
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	972	983,160
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	439	445,608
CarMax Auto Owner Trust 2007-3 A3B	0.632	%#	12/15/2011	853	853,915
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	1,865	1,871,612
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	497	505,570
Ford Credit Auto Owner Trust 2007-A A3B	0.262	%#	8/15/2011	1,114	1,113,755
Ford Credit Auto Owner Trust 2008-C A2B	1.132	%#	1/15/2011	66	65,899
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	2,730	2,744,245
Harley-Davidson Motorcycle Trust 2007-3 A3	0.582	%#	6/15/2012	312	312,116
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	1,927	1,941,421
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	1,405	1,414,050
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	1,535	1,544,134
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	1,860	1,859,891
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	258	261,304
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	1,724	1,732,204
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	1,525	1,526,415

Total					20,094,548

Credit Cards 4.12%

American Express Credit Account Master Trust 2005-5 A	0.272	%#	2/15/2013	2,200	2,199,218
American Express Issuance Trust 2005-1 A	0.262	%#	8/15/2011	2,975	2,972,481
American Express Issuance Trust 2007-1 A	0.432	%#	9/15/2011	1,299	1,299,124
Capital One Multi-Asset Execution Trust 2003-A5	0.521	%#	7/15/2013	3,400	3,401,271
Chase Issuance Trust 2007-A6	0.231	%#	4/16/2012	2,060	2,059,605
Chase Issuance Trust 2009-A7	0.682	%#	9/17/2012	1,395	1,397,308
Citibank Credit Card Issuance Trust 2006-A6	0.239	%#	5/24/2012	626	625,758
MBNA Credit Card Master Note Trust 2000-H A	0.481	%#	1/15/2013	2,860	2,857,834
MBNA Credit Card Master Note Trust 2005-A9	0.271	%#	4/15/2013	2,800	2,791,830

Total					19,604,429

Home Equity 0.11%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	564	548,723

Other 1.47%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%		8/15/2019	2,325	2,336,192
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%		8/1/2019	2,250	2,288,087
SLM Student Loan Trust 2008-5 A1	1.049	%#	10/25/2013	1,322	1,325,101
SLM Student Loan Trust 2008-7 A1	0.649	%#	10/27/2014	1,030	1,031,351

Total					6,980,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other (continued)
Total Asset-Backed Securities (cost $47,080,926)				$47,228,431

CORPORATE BONDS 27.70%

Auto Parts: Original Equipment 0.08%

ITC Holdings Corp.†	5.50%	1/15/2020	$375	384,503

Automotive 0.34%

Roper Industries, Inc.	6.25%	9/1/2019	889	957,212
Roper Industries, Inc.	6.625%	8/15/2013	566	637,878

Total				1,595,090

Banks: Diversified 5.86%

Bank of America Corp.	2.10%	4/30/2012	4,200	4,291,896
Bank of America Corp.	7.375%	5/15/2014	610	686,546
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	815	901,691
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	800	803,481
Commonwealth Bank of Australia (Australia)†(a)	2.70%	11/25/2014	2,800	2,797,715
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	853	858,342
Credit Suisse NY	5.30%	8/13/2019	930	954,493
GMAC, Inc.	1.75%	10/30/2012	1,645	1,656,936
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	1,400	1,417,167
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	362	381,316
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,369	1,350,692
JPMorgan Chase & Co.	6.00%	1/15/2018	880	954,601
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	2,140	2,242,581
Lloyds TSB Bank plc (United Kingdom)†(a)	5.80%	1/13/2020	775	751,316
Morgan Stanley	6.25%	8/28/2017	420	443,967
Morgan Stanley	6.625%	4/1/2018	2,526	2,691,837
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	4,470	4,660,391

Total				27,844,968

Banks: Money Center 1.39%

Asian Development Bank (Philippines)(a)	2.625%	2/9/2015	1,485	1,494,376
European Investment Bank (Luxembourg)(a)	2.875%	1/15/2015	1,880	1,910,528
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	910	939,632
Inter-American Development Bank	3.00%	4/22/2014	2,185	2,254,481

Total				6,599,017

Biotechnology Research & Production 0.09%

Life Technologies Corp.	4.40%	3/1/2015	400	405,396

Brokers 0.44%

Raymond James Financial, Inc.	8.60%	8/15/2019	1,846	2,098,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Services 0.04%

Expedia, Inc.	7.456%	8/15/2018	$170	$189,338

Cable Services 0.00%

Time Warner Cable, Inc.	7.30%	7/1/2038	14	15,929

Chemicals 0.54%

Airgas, Inc.†	7.125%	10/1/2018	1,046	1,155,830
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,435	1,429,815

Total				2,585,645

Communications Technology 0.10%

American Tower Corp.†	7.25%	5/15/2019	435	491,550

Computer Software 0.57%

BMC Software, Inc.	7.25%	6/1/2018	732	817,711
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,140	1,157,100
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	325	333,125
Intuit, Inc.	5.75%	3/15/2017	356	379,476

Total				2,687,412

Consumer Products 0.24%

Ralcorp Holdings, Inc.†	6.625%	8/15/2039	1,152	1,143,095

Containers 0.14%

Pactiv Corp.	7.95%	12/15/2025	600	660,206

Diversified 1.11%

General Electric Capital Corp.	2.00%	9/28/2012	4,310	4,375,835
Tyco Electronics Group SA (Switzerland)(a)	7.125%	10/1/2037	816	885,948

Total				5,261,783

Electric: Equipment/Components 0.02%

Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	100	106,500

Electric: Power 2.01%

Black Hills Corp.	6.50%	5/15/2013	2,007	2,153,290
Cleco Power LLC	6.50%	12/1/2035	365	353,664
Entergy Arkansas, Inc.	5.66%	2/1/2025	664	679,798
Entergy Mississippi, Inc.	6.64%	7/1/2019	208	229,658
General Electric Capital Corp.	6.875%	1/10/2039	3,613	3,785,683
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,919	2,373,366

Total				9,575,459

Electrical: Household 0.21%

Legrand France SA (France)(a)	8.50%	2/15/2025	840	979,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electronics: Semi-Conductors/Components 0.62%

Agilent Technologies, Inc.	6.50%	11/1/2017	$899	$982,967
KLA-Tencor Corp.	6.90%	5/1/2018	1,800	1,968,068

Total				2,951,035

Energy Equipment & Services 0.27%

Cameron International Corp.	6.375%	7/15/2018	371	405,901
EQT Corp.	6.50%	4/1/2018	380	415,685
EQT Corp.	8.125%	6/1/2019	381	456,715

Total				1,278,301

Financial Services 1.84%

Bear Stearns Cos. LLC	7.25%	2/1/2018	1,517	1,762,337
Citigroup Funding, Inc.	1.875%	10/22/2012	2,600	2,625,353
Citigroup Funding, Inc.	2.25%	12/10/2012	1,260	1,286,063
FMR LLC†	6.45%	11/15/2039	725	702,364
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	676	846,643
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	523	534,548
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	963,498

Total				8,720,806

Financial: Miscellaneous 0.04%

NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	189	189,092

Food 0.08%

Kraft Foods, Inc.	6.50%	2/9/2040	374	393,113

Gaming 0.14%

International Game Technology	7.50%	6/15/2019	600	685,556

Health Care Products 0.15%

Biogen Idec, Inc.	6.875%	3/1/2018	652	713,107

Industrial Products 0.14%

Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	209	213,618
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	436	443,732

Total				657,350

Insurance 0.62%

Markel Corp.	7.125%	9/30/2019	1,167	1,231,238
Validus Holdings Ltd.	8.875%	1/26/2040	1,195	1,209,930
Willis North America, Inc.	7.00%	9/29/2019	475	499,848

Total				2,941,016

Investment Management Companies 0.74%

BlackRock, Inc.	5.00%	12/10/2019	450	453,851
BlackRock, Inc.	6.25%	9/15/2017	1,496	1,658,792
Lazard Group LLC	7.125%	5/15/2015	1,312	1,397,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Management Companies (continued)
Total				$3,510,062

Leisure 0.07%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	$305	349,701

Lodging 0.18%

Hyatt Hotels Corp.†	6.875%	8/15/2019	535	557,986
Wyndham Worldwide Corp.	7.375%	3/1/2020	280	282,148

Total				840,134

Machinery: Agricultural 0.52%

Lorillard Tobacco Co.	8.125%	6/23/2019	2,224	2,485,422

Machinery: Oil Well Equipment & Services 0.19%

Pride International, Inc.	7.375%	7/15/2014	300	309,750
Pride International, Inc.	8.50%	6/15/2019	521	584,823

Total				894,573

Media 0.57%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	297	308,509
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,198	1,314,943
Discovery Communications LLC	5.625%	8/15/2019	1,020	1,074,190

Total				2,697,642

Metals & Minerals: Miscellaneous 1.28%

Anglo American Capital plc (United Kingdom)† (a)	9.375%	4/8/2014	2,375	2,871,045
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	1,773	2,153,369
Teck Resources Ltd. (Canada)(a)	6.125%	10/1/2035	1,162	1,051,610

Total				6,076,024

Multi-Sector Companies 0.17%

General Electric Co.	5.00%	2/1/2013	750	805,475

Natural Gas 0.52%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	700	847,299
Source Gas LLC†	5.90%	4/1/2017	886	828,732
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050
Texas Eastern Transmission LP	7.30%	12/1/2010	500	522,387

Total				2,479,468

Office Supplies 0.43%

Staples, Inc.	9.75%	1/15/2014	1,682	2,058,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil 1.65%

Dolphin Energy Ltd. (United Arab Emirates)† (a)	5.888%	6/15/2019	$594	$598,803
Motiva Enterprises LLC†	6.85%	1/15/2040	675	731,828
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	375	423,475
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)† (a)	9.75%	8/14/2019	100	114,000
Questar Market Resources, Inc.	6.80%	4/1/2018	573	630,290
Questar Market Resources, Inc.	6.80%	3/1/2020	660	728,768
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)† (a)	6.75%	9/30/2019	500	548,125
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,393	1,443,640
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	1,575	1,745,458
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	765	893,714

Total				7,858,101

Oil: Crude Producers 0.93%

Anadarko Petroleum Corp.	7.625%	3/15/2014	350	406,507
Enogex LLC†	6.25%	3/15/2020	1,300	1,317,550
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	502	570,044
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,923	2,116,714

Total				4,410,815

Oil: Integrated Domestic 0.89%

National Fuel Gas Co.	6.50%	4/15/2018	257	274,762
National Fuel Gas Co.	8.75%	5/1/2019	825	992,149
Petronas Global Sukuk Ltd. (Malaysia)† (a)	4.25%	8/12/2014	900	914,808
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,279	1,437,670
Rockies Express Pipeline LLC†	7.50%	7/15/2038	550	630,228

Total				4,249,617

Oil: Integrated International 0.03%

Questar Pipeline Co.	5.83%	2/1/2018	150	156,672

Real Estate Investment Trusts 0.47%

Digital Realty Trust LP†	5.875%	2/1/2020	475	470,540
Federal Realty Investment Trust	5.90%	4/1/2020	425	427,891
Simon Property Group LP	5.65%	2/1/2020	1,089	1,084,426
Tanger Properties LP	6.15%	11/15/2015	248	261,773

Total				2,244,630

Retail: Specialty 0.10%

Kohl’s Corp.	6.875%	12/15/2037	429	480,978

Steel 1.08%

Allegheny Ludlum Corp.	6.95%	12/15/2025	165	157,286
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,709	2,011,560
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	2,201	2,777,638
CSN Islands XI Corp.†	6.875%	9/21/2019	200	204,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel (continued)
Total				$5,150,484

Telecommunications 0.03%

Telemar Norte Leste SA (Brazil)† (a)	9.50%	4/23/2019	$100	118,375

Tobacco 0.43%

Altria Group, Inc.	9.95%	11/10/2038	1,531	2,032,736

Utilities: Electrical 0.34%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	460	466,900
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)† (a)	6.165%	10/25/2017	566	557,900
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)† (a)	6.25%	9/16/2019	150	147,747
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)† (a)	6.50%	10/27/2036	500	447,896

Total				1,620,443

Total Corporate Bonds (cost $123,750,481)				131,672,656

FOREIGN GOVERNMENT OBLIGATIONS 0.62%

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029	463	465,159

Brazil 0.02%

Federal Republic of Brazil(a)	5.625%	1/7/2041	100	93,750

Cayman Islands 0.10%

Cayman Islands Government†	5.95%	11/24/2019	500	495,658

Lithuania 0.12%

Republic of Lithuania† (a)	6.75%	1/15/2015	550	584,278

Mexico 0.10%

United Mexican States(a)	5.875%	2/17/2014	404	452,480

Poland 0.09%

Republic of Poland(a)	6.375%	7/15/2019	382	412,178

Qatar 0.09%

State of Qatar† (a)	6.40%	1/20/2040	425	430,313

Total Foreign Government Obligations (cost $2,866,898)				2,933,816

GOVERNMENT SPONSORED ENTERPRISES BOND 1.42%

Federal National Mortgage Assoc. (cost $6,635,666)	5.25%	9/15/2016	6,000	6,749,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.00%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	$3,360	$3,578,091
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	4,350	4,408,858
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	2,460	2,512,108
Federal National Mortgage Assoc. 2009 M2 A2	3.334%	1/25/2019	2,850	2,861,123
Federal National Mortgage Assoc. 2010-M1 A1	3.305%	6/25/2019	890	894,539

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $14,139,964)				14,254,719

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 22.22%

Federal Home Loan Mortgage Corp.	4.934%#	7/1/2035	1,806	1,900,034
Federal Home Loan Mortgage Corp.	5.00%	2/1/2019 - 10/1/2020	2,671	2,841,129
Federal Home Loan Mortgage Corp.	5.058%#	9/1/2035	3,912	4,126,866
Federal Home Loan Mortgage Corp.	5.692%#	11/1/2037	1,394	1,448,207
Federal Home Loan Mortgage Corp.	6.00%	10/1/2017	69	74,855
Federal National Mortgage Assoc.	4.49%	10/1/2019	3,787	3,923,231
Federal National Mortgage Assoc.(b)	4.50%	TBA	2,400	2,499,000
Federal National Mortgage Assoc.	4.91%	4/1/2016	1,437	1,561,045
Federal National Mortgage Assoc.(b)	5.00%	TBA	17,800	18,540,286
Federal National Mortgage Assoc.	5.00%	3/1/2019	4,093	4,355,763
Federal National Mortgage Assoc.	5.268%#	10/1/2035	725	737,532
Federal National Mortgage Assoc.	5.50%	7/1/2033 - 4/1/2037	48,665	51,473,562
Federal National Mortgage Assoc.	5.667%#	10/1/2038	1,130	1,195,213
Federal National Mortgage Assoc.	5.722%#	10/1/2036	438	458,198
Federal National Mortgage Assoc.	5.792%#	10/1/2036	958	1,003,079
Federal National Mortgage Assoc.	5.926%#	5/1/2036	273	285,140
Federal National Mortgage Assoc.	5.974%#	8/1/2036	452	471,879
Federal National Mortgage Assoc.	5.978%#	12/1/2036	812	849,882
Federal National Mortgage Assoc.(b)	6.00%	TBA	7,000	7,437,500
Federal National Mortgage Assoc.	6.50%	7/1/2032 - 1/1/2036	400	434,065

Total Government Sponsored Enterprises Pass-Throughs (cost $103,783,054)				105,616,466

MUNICIPAL BONDS 3.29%

Education 0.45%

Los Angeles CA Unif Sch Dist Build America Bds	5.75%	7/1/2034	740	691,886
Texas A&M Univ Rev Fing Sys Ser A	5.00%	5/15/2029	250	269,670
Univ of AL Rev Build America Bds Ser A	6.28%	7/1/2039	435	436,170
Univ of KY Build America Bds	5.35%	11/1/2029	765	748,560

Total				2,146,286

General Obligation 0.23%

Chicago IL Build America Bds Ser C	6.207%	1/1/2036	1,100	1,106,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Housing 0.35%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%	1/15/2040	$600	$612,924
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds(c)	6.116%	1/15/2040	850	873,137
Port of Seattle WA Rev Ser B1	7.00%	5/1/2036	180	182,831

Total				1,668,892

Other Revenue 0.47%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	390	385,960
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	670	674,120
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds(c)	7.589%	7/1/2037	400	407,644
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	750	766,230

Total				2,233,954

Sales Tax 0.32%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	1,555	1,546,961

Transportation 1.08%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	970	973,909
MD St Transn Auth Build America Bds	5.888%	7/1/2043	400	415,412
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	717,407
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	370	384,171
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	570	559,803
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	260	307,819
North TX Twy Auth Rev Build America Bds Ser B	6.718%	1/1/2049	605	645,771
NY St Metro Transn Auth Build America Bds	6.668%	11/15/2039	665	667,247
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	420	442,869

Total				5,114,408

Utilities 0.39%

JEA FL Wtr & Swr Sys Rev Build America Bds Ser A	6.31%	10/1/2044	465	483,102
MA St Wtr Res Auth Ser B	5.00%	8/1/2039	310	325,658
Platte River CO Pwr Auth Ser HH	5.00%	6/1/2028	200	215,798
Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%	5/15/2036	375	382,508
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	415	427,396

Total				1,834,462

Total Municipal Bonds (cost $15,442,878)				15,651,299

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.50%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,840	2,976,164

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	$171	$173,901
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%	11/10/2039	5	4,715
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	95	94,904
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,225	1,253,648
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	1,870	1,918,969
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%	9/10/2047	528	532,188
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	1,988	2,019,950
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	1,800	1,833,616
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	400	418,186
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	78	78,450
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	1,590	1,672,808
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	76	76,097
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	625	652,919
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.463%#	4/12/2038	625	661,571
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	1,480	1,553,860
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	267	267,460
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	1,438	1,509,831
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	1,496	1,547,889
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	1,090	1,151,732
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	1,533	1,610,823
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	775	808,246
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	517	516,836
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	700	696,562
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1	3.807%#	10/14/2014	2,736	2,797,426
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	1,025	1,089,449
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	950	999,062
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	63	63,190
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	763	772,523
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	680	691,059
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.334%#	3/10/2044	2,060	2,070,944
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%	7/10/2039	107	109,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	$685	$717,435
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1,126	1,136,673
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	2,535	2,592,194
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	426	438,245
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.487%#	5/10/2040	1,820	1,937,586
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	1,670	1,683,678
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	580	606,036
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	207	208,438
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	817	835,224
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1,753	1,781,009
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	1,300	1,318,330
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	1,550	1,571,167
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	475	478,979
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	21	20,520
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	1,249	1,251,490
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	185	185,280
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	610	621,101
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	1,660	1,701,819
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	140	145,698
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	150	150,848
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	1,105	1,147,079
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.212%#	11/12/2037	1,000	1,014,283
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%#	11/12/2037	2,020	2,092,948
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1,879	1,887,072
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	490	506,478
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	802	800,930
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	119	120,720
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	1,920	1,964,557
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-2 A1	5.773%	6/12/2046	518	524,972
Morgan Stanley Capital I 2003-IQ6 A2	4.17%	12/15/2041	384	386,651
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	109	114,233
Morgan Stanley Capital I 2006-HQ8 A2	5.374%	3/12/2044	1,000	1,020,406
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	1,806	1,821,592
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	355	378,351
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	1,795	1,804,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	$1,305	$1,370,751
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	1,750	1,800,720
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1,000	1,039,330
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,271	1,278,052
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	600	620,791

Total Non-Agency Commercial Mortgage-Backed Securities (cost $69,276,298)				73,699,826

U.S. TREASURY OBLIGATIONS 15.20%

U.S. Treasury Bond	3.625%	2/15/2020	994	996,951
U.S. Treasury Bond	4.375%	11/15/2039	1,473	1,436,176
U.S. Treasury Note	1.125%	12/15/2012	6,234	6,217,929
U.S. Treasury Note	1.375%	1/15/2013	1,800	1,805,485
U.S. Treasury Note	1.375%	2/15/2013	3,112	3,117,838
U.S. Treasury Note	2.125%	11/30/2014	8,962	8,950,806
U.S. Treasury Note	2.25%	1/31/2015	14,553	14,562,110
U.S. Treasury Note	2.375%	10/31/2014	5,164	5,221,289
U.S. Treasury Note	2.625%	12/31/2014	4,196	4,278,284
U.S. Treasury Note	2.75%	11/30/2016	3,456	3,409,831
U.S. Treasury Note	3.00%	2/28/2017	4,411	4,402,046
U.S. Treasury Note	3.125%	1/31/2017	694	698,988
U.S. Treasury Note	3.25%	12/31/2016	6,328	6,427,869
U.S. Treasury Strips	Zero Coupon	11/15/2022	8,000	4,613,304
U.S. Treasury Strips	Zero Coupon	11/15/2027	13,888	6,114,970

Total U.S. Treasury Obligations (cost $71,681,459)				72,253,876

Total Long-Term Investments (cost $454,657,624)				470,060,705

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-CORE FIXED INCOME FUND February 28, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 7.62%

Repurchase Agreements

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $210,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $211,313; proceeds: $204,809	$205	$204,809
Repurchase Agreement dated 2/26/2010, 0.08% due 3/1/2010 with JPMorgan Chase & Co. collateralized by $36,730,000 of Federal Home Loan Bank at 0.08% due 12/30/2011; value: $36,770,301; proceeds: $36,014,240	36,014	36,014,000

Total Short-Term Investments (cost $36,218,809)		36,218,809

Total Investments in Securities 106.50% (cost $490,876,433)		506,279,514

Liabilities in Excess of Other Assets (6.50%)		(30,901,849)

Net Assets 100.00%		$475,377,665

#	Variable rate security. The interest rate represents the rate at February 28, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(c)	Securities purchased on a when-issued basis (See Note 2 (f)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED EQUITY STRATEGY FUND February 28, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	1,935,656	$19,860
Lord Abbett Research Fund, Inc. - Classic Stock Fund-Class I(c)	1,022,663	26,456
Lord Abbett Developing Growth Fund, Inc. - Class I*(d)	407,947	6,596
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	1,194,561	13,212
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(e)	696,688	13,307
Lord Abbett Securities Trust - International Core Equity Fund - Class I(f)	1,447,920	15,855
Lord Abbett Securities Trust - International Opportunities Fund - Class I(g)	957,808	10,488
Lord Abbett Stock Appreciation Fund - Class I*(h)	2,583,583	13,305
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(g)	1,010,392	13,277

Total Investments in Underlying Funds (cost $132,049,120)		132,356

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.20%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $275,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $276,719; proceeds: $269,221 (cost $269,221)	$269	$269

Total Investments in Securities 100.14% (cost $132,318,341)		132,625

Liabilities in Excess of Other Assets (0.14%)		(187)

Net Assets 100.00%		$132,438

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-DIVERSIFIED INCOME STRATEGY FUND February 28, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.68%

Lord Abbett Bond Debenture Fund, Inc. - Class I(b)	3,135,346	$22,920
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	3,992,754	42,323
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	518,018	3,450
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	847,834	7,775
Lord Abbett Investment Trust - High Yield Fund - Class I(b)	9,159,238	68,053
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(f)	1,041,725	8,521
Lord Abbett Investment Trust - Total Return Fund - Class I(g)	1,560,604	17,073

Total Investments in Underlying Funds (cost $171,067,435)		170,115

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.41%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $715,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $719,469; proceeds: $701,378 (cost $701,378)	$701	$701

Total Investments in Securities 100.09% (cost $171,768,813)		170,816

Liabilities in Excess of Other Assets (0.09%)		(157)

Net Assets 100.00%		$170,659

(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 97.20%

CORPORATE BONDS 7.50%

Aerospace 0.07%

GeoEye, Inc.†	9.625%	10/1/2015	$750	$765,000

Chemicals 0.09%

DuPont Fabros Technology LP†	8.50%	12/15/2017	1,000	1,020,000

Consumer Non-Durables 0.38%

Belden, Inc.	7.00%	3/15/2017	1,000	967,500
Hanesbrands, Inc.	3.831%#	12/15/2014	2,000	1,885,000
McJunkin Red Man Corp.†	9.50%	12/15/2016	1,000	1,007,500
Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	250	259,375

Total				4,119,375

Energy 0.44%

El Paso Corp.	8.25%	2/15/2016	250	266,250
Forest Oil Corp.	8.50%	2/15/2014	250	259,375
Hercules Offshore, Inc.†	10.50%	10/15/2017	2,000	2,000,000
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	500	492,500
MarkWest Energy Partners LP	6.875%	11/1/2014	1,000	975,000
Mirant North America LLC	7.375%	12/31/2013	500	500,625
Quicksilver Resources, Inc.	8.25%	8/1/2015	250	253,750

Total				4,747,500

Financial 0.64%

CIT Group, Inc.	7.00%	5/1/2016	500	444,375
Equinox Holdings, Inc.†	9.50%	2/1/2016	1,800	1,782,000
GMAC, Inc.†	8.30%	2/12/2015	1,175	1,188,219
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	1,885,000
NXP BV LLC (Netherlands)(a)	3.001%#	10/15/2013	250	212,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC†	7.75%	10/15/2016	1,500	1,526,250

Total				7,038,656

Food/Tobacco 0.17%

Bumble Bee Foods LLC†	7.75%	12/15/2015	1,500	1,507,500
Del Monte Corp.†	7.50%	10/15/2019	250	255,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	100	102,875

Total				1,865,375

Forest Products 0.08%

Georgia-Pacific LLC†	8.25%	5/1/2016	250	265,000
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%	1/1/2017	500	492,500
Rock-Tenn Co.	9.25%	3/15/2016	125	136,875

Total				894,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure 0.40%

Ameristar Casinos, Inc.	9.25%	6/1/2014	$250	$256,875
Belo Corp.	8.00%	11/15/2016	200	208,000
Easton-Bell Sports, Inc.†	9.75%	12/1/2016	300	312,750
FelCor Lodging LP†	10.00%	10/1/2014	300	293,250
Harrah’s Operating Co., Inc.	11.25%	6/1/2017	500	521,250
Host Hotels & Resorts LP†	9.00%	5/15/2017	500	537,500
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	375	391,875
Scientific Games International, Inc.	9.25%	6/15/2019	500	531,250
WMG Acquisition Corp.†	9.50%	6/15/2016	500	527,500
Wynn Las Vegas LLC/Capital Corp.†	7.875%	11/1/2017	750	746,250

Total				4,326,500

Healthcare 0.37%

Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	50	54,375
HCA, Inc.†	7.875%	2/15/2020	650	680,875
HCA, Inc.†	9.875%	2/15/2017	250	271,250
Life Technologies Corp.	4.40%	3/1/2015	1,200	1,216,188
Select Medical Corp.	7.625%	2/1/2015	500	472,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	1,325	1,308,438

Total				4,003,626

Housing 0.13%

Beazer Homes USA, Inc.	6.50%	11/15/2013	500	455,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	500	525,000
KB Home	9.10%	9/15/2017	450	469,125

Total				1,449,125

Information Technology 0.34%

Equinix, Inc.	8.125%	3/1/2018	800	800,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,436,000
NXP BV (Netherlands)(a)	9.50%	10/15/2015	500	436,250

Total				3,672,250

Manufacturing 0.38%

Actuant Corp.	6.875%	6/15/2017	500	485,000
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,000	2,005,000
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	895,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	892	726,980

Total				4,111,980

Media/Telecommunications 2.16%

Allbritton Communications Co.	7.75%	12/15/2012	500	498,125
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	2,450	2,486,750
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	1,550	1,588,750
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	500	543,750
Cellco Partnership/Verizon Wireless Capital LLC	8.50%	11/15/2018	475	599,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

Cinemark USA, Inc.	8.625%	6/15/2019	$750	$783,750
Clear Channel Worldwide Holdings, Inc.†	9.25%	12/15/2017	800	826,000
CSC Holdings, Inc.†	8.50%	4/15/2014	250	264,063
DigitalGlobe, Inc.†	10.50%	5/1/2014	250	270,000
Discovery Communications LLC	5.625%	8/15/2019	500	526,564
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	448,750
Hughes Network Systems LLC	9.50%	4/15/2014	500	508,750
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	255,000
Level 3 Financing, Inc.†	10.00%	2/1/2018	250	230,625
Mediacom Broadband LLC	8.50%	10/15/2015	1,005	1,020,075
Mediacom Communications Corp.†	9.125%	8/15/2019	1,000	1,010,000
Qwest Communications International, Inc.†	8.00%	10/1/2015	500	520,000
Qwest Corp.	3.504%#	6/15/2013	750	738,750
Salem Communications Corp.†	9.625%	12/15/2016	2,000	2,075,000
SBA Telecommunications, Inc.†	8.25%	8/15/2019	250	263,750
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	2,500	2,462,500
Sprint Nextel Corp.	8.375%	8/15/2017	500	486,250
TCM Sub LLC†	3.55%	1/15/2015	750	755,387
Universal City Development Partners Ltd.†	8.875%	11/15/2015	775	784,688
Univision Communications, Inc. PIK†	9.75%	3/15/2015	500	445,000
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	500	505,625
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	430,000
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	750	806,250
Windstream Corp.	7.00%	3/15/2019	1,000	922,500
XM Satellite Radio, Inc.†	11.25%	6/15/2013	500	535,000

Total				23,590,859

Metals/Minerals 0.35%

Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	250	220,625
Arch Coal, Inc.†	8.75%	8/1/2016	1,000	1,040,000
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	2,000	1,980,000
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	592,500

Total				3,833,125

Retail 0.51%

Duane Reade, Inc.	11.75%	8/1/2015	1,000	1,265,000
Ingles Markets, Inc.	8.875%	5/15/2017	750	776,250
Levi Strauss & Co.	8.875%	4/1/2016	1,000	1,042,500
Limited Brands, Inc.	6.90%	7/15/2017	1,000	975,000
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,500	1,522,500

Total				5,581,250

Service 0.09%

Corrections Corp. of America	7.75%	6/1/2017	500	515,000
Rental Service Corp.	9.50%	12/1/2014	500	486,250

Total				1,001,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation 0.52%

Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	$250	$270,625
Navistar International Corp.	8.25%	11/1/2021	700	714,000
Oshkosh Corp.†	8.50%	3/1/2020	1,000	1,000,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	910,000
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	750	765,000
TRW Automotive, Inc.†	8.875%	12/1/2017	800	810,000
United Air Lines, Inc.†	9.875%	8/1/2013	1,200	1,206,000

Total				5,675,625

Utility 0.38%

Calpine Corp.†	7.25%	10/15/2017	3,003	2,905,402
Continental Resources, Inc.	8.25%	10/1/2019	500	513,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	500	440,000
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	250	258,125

Total				4,117,277

Total Corporate Bonds (cost $79,813,064)				81,813,148

FLOATING RATE LOANS(b) 89.70%

Aerospace 0.86%

Hawker Beechcraft Acquisition Co. LLC Term Loan	10.50%	3/26/2014	499	459,162
TASC, Inc. Term Loan A	5.50%	12/18/2014	860	866,091
TASC, Inc. Term Loan B	5.75%	12/18/2015	5,840	5,895,965
TransDigm Group, Inc. Term Loan	2.249%	6/23/2013	2,250	2,202,538

Total				9,423,756

Chemicals 3.14%

Ashland Chemical, Inc. Term Loan A	6.00%	11/13/2013	449	451,284
Ashland Chemical, Inc. Term Loan B	7.65%	5/13/2014	2,283	2,316,419
Celanese Holdings LLC Dollar Term Loan	2.001%	4/2/2014	2,730	2,628,680
Chemtura Debtor in Possession Term Loan	6.00%	3/22/2011	10,000	10,062,500
Hexion Specialty Chemicals Term Loan C1	2.563%	5/5/2015	1,419	1,309,453
Hexion Specialty Chemicals Term Loan C2	2.563%	5/5/2015	444	409,245
Hexion Specialty Chemicals Term Loan C4	4.00%	5/5/2015	1,471	1,386,404
Huntsman International LLC Term Loan C	2.479% - 2.489%	6/30/2016	875	832,709
INEOS U.S. Intermediate Finance LLC Term Loan B2	7.501%	12/16/2013	2,707	2,524,425
INEOS U.S. Intermediate Finance LLC Term Loan C2	10.001%	12/16/2014	2,707	2,524,425
Momentive Performance Materials, Inc. Term Loan B	2.50%	12/4/2013	2,000	1,838,000
Nalco Co. Term Loan	1.978%	5/13/2016	500	496,875
Nalco Co. Term Loan	6.50%	5/13/2016	2,478	2,504,752
Rockwood Specialties Group, Inc. Term Loan H	6.00%	5/15/2014	4,957	4,984,104

Total				34,269,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer Non-Durables 1.92%

Hanesbrands, Inc. Term Loan	5.25%	12/10/2015	$4,300	$4,356,055
Jarden Corp. Term Loan B4	3.501%	1/26/2015	1,425	1,427,064
Levi Strauss & Co. Term Loan	2.479%	3/27/2014	2,935	2,734,137
Reynolds Group Holdings, Inc. Dollar Term Loan	6.25%	11/5/2015	5,200	5,251,350
Sensus Metering Systems, Inc. Term Loan B3	6.75% - 7.00%	6/3/2013	5,227	5,246,824
Visant Corp. Term Loan C	2.228%	10/4/2011	2,000	1,982,500

Total				20,997,930

Energy 1.55%

CGGVeritas Services, Inc. Term Loan B	3.251% - 3.57%	1/12/2014	1,475	1,453,055
Dresser, Inc. 2nd Lien Term Loan	6.00%	5/4/2015	2,500	2,354,167
Dresser, Inc. Term Loan	2.479% - 2.50%	5/4/2014	3,885	3,727,981
Hercules Offshore, Inc. Term Loan B	6.00%	7/11/2013	5,404	5,144,203
IFM Colonial Pipeline 2 Term Loan B	2.23% - 2.26%	2/27/2012	732	706,079
Petroleum Geo-Services Term Loan B	2.01%	6/29/2015	978	947,303
Targa Resources, Inc. Term Loan	6.00%	7/5/2016	2,600	2,613,000

Total				16,945,788

Financial 4.19%

Alliant Holdings I, Inc. Term Loan B	3.251%	8/21/2014	4,987	4,744,148
CIT Group, Inc. Term Loan 1A	13.00%	1/20/2012	5,000	5,177,605
CIT Group, Inc. Term Loan 1B	13.00%	1/20/2012	1,800	1,864,125
CIT Group, Inc. Term Loan A	9.75%	1/18/2012	4,500	4,623,282
Green Tree Credit Solutions Term Loan B	8.00%	11/23/2015	4,500	4,410,000
HUB International Holdings, Inc. Term Loan B	6.75%	6/12/2014	3,990	3,951,349
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,446,042
Nuveen Investments, Inc. Term Loan	3.249% - 3.323%	11/13/2014	9,359	8,189,021
Royalty Pharma Finance Trust Term Loan B	2.501%	4/16/2013	6,717	6,636,057
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,494	2,425,172
USI Holdings Corp. Term Loan	3.01%	5/5/2014	2,483	2,262,006

Total				45,728,807

Food/Tobacco 4.28%

ARAMARK Corp. Synthetic Letter of Credit	2.145%	1/27/2014	191	182,580
ARAMARK Corp. Term Loan	2.126%	1/27/2014	2,902	2,776,249
Dean Foods Co. Term Loan B	1.675%	4/2/2014	2,500	2,408,750
Dole Food Co., Inc. Credit Link Deposit(c)	7.887%	4/12/2013	764	764,106
Dole Food Co., Inc. Term Loan B	5.042%	3/2/2017	10,200	10,231,875
Dole Food Co., Inc. Term Loan B	8.00%	3/2/2017	1,329	1,328,823
Dole Food Co., Inc. Term Loan C	8.00%	3/2/2017	4,311	4,311,402
Michael Foods, Inc. Term Loan A	6.00% - 6.25%	10/30/2012	2,642	2,668,336
Michael Foods, Inc. Term Loan B	6.50%	5/1/2014	493	496,348
OSI Restaurant Partners LLC Revolver	2.504% - 2.563%	6/14/2013	392	349,095
OSI Restaurant Partners LLC Term Loan B	2.563%	6/14/2014	4,594	4,091,047
Pinnacle Foods Group, Inc. Term Loan B	2.979%	4/2/2014	1,405	1,326,196
Pinnacle Foods Group, Inc. Term Loan C	7.50%	4/2/2014	5,000	5,040,180
SUPERVALU, INC. Term Loan B	1.479%	6/1/2012	907	883,320
Wm. Bolthouse Farms, Inc. 1st Lien Term Loan	5.50%	2/11/2016	4,800	4,809,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food/Tobacco (continued)

Wm. Bolthouse Farms, Inc. 2nd Lien Term Loan	9.50%	8/11/2016	$5,000	$5,000,000

Total				46,668,305

Forest Products 2.79%

Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	9,167	9,158,078
Anchor Glass Container Corp. 2nd Lien Term Loan B	10.00%	9/2/2016	2,000	1,980,000
Anchor Glass Container Corp. Term Loan B	6.75%	6/20/2014	536	535,500
Boise Paper Holdings LLC Term Loan B	5.75%	2/22/2014	2,111	2,129,166
Georgia-Pacific LLC New Term Loan C	3.49% - 3.506%	12/23/2014	4,377	4,382,563
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,522	5,568,067
Graphic Packaging International, Inc. Term Loan C	2.999% - 3.001%	5/16/2014	4,740	4,663,105
Smurfit Stone Container Enterprises, Inc. Deposit Funded Loan	4.50%	11/1/2010	173	171,754
Smurfit Stone Container Enterprises, Inc. Revolver(d)	2.50% - 4.50%	11/2/2009	861	860,814
Smurfit Stone Container Enterprises, Inc. Revolver(d)	2.50% - 5.00%	11/1/2009	286	285,715
Smurfit Stone Container Enterprises, Inc. Term Loan B(d)	2.50%	11/1/2011	197	195,461
Smurfit Stone Container Enterprises, Inc. Term Loan C(d)	2.50%	11/1/2011	371	368,334
Smurfit Stone Container Enterprises, Inc. Term Loan C1(d)	2.50%	11/1/2011	112	111,364

Total				30,409,921

Gaming/Leisure 3.05%

24 Hour Fitness Worldwide, Inc. Term Loan B	2.76%	6/8/2012	2,494	2,381,315
CCM Merger, Inc. Term Loan B	8.50%	7/12/2012	4,452	4,409,828
Green Valley Ranch Gaming LLC 1st Lien Term Loan B	2.249% - 2.251%	2/16/2014	1,987	1,521,511
Green Valley Ranch Gaming LLC 2nd Lien Term Loan	3.504%	8/16/2014	1,000	125,000
Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	4,000	4,006,668
Harrah’s Operating Co., Inc. Term Loan B2	3.249%	1/28/2015	1,229	997,835
Harrah’s Operating Co., Inc. Term Loan B3	3.249% - 3.251%	1/28/2015	1,997	1,617,787
Isle of Capri Casinos, Inc. Term Loan B	5.00%	11/25/2013	1,000	980,833
Las Vegas Sands LLC Delayed Draw Term Loan	2.01%	5/23/2014	503	440,901
Las Vegas Sands LLC Term Loan B	2.01%	5/23/2014	2,491	2,182,125
MGM Mirage Term Loan	6.00%	10/3/2011	3,000	2,872,500
Penn National Gaming, Inc. Term Loan B	1.997%	10/3/2012	3,000	2,948,250
SW Acquisition Co., Inc. Term Loan	5.75%	5/31/2016	6,000	6,048,750
Town Sports International, Inc. Term Loan	2.063%	2/27/2014	3,034	2,791,489

Total				33,324,792

Healthcare 11.91%

Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	5,000	4,992,190
APP Pharmaceuticals LLC Term Loan B2	6.75%	9/10/2014	1,647	1,662,271
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.501%	4/24/2015	2,166	2,082,770
Bausch & Lomb, Inc. Term Loan	3.501%	4/24/2015	8,921	8,576,652
Biomet, Inc. Term Loan B	3.229% - 3.251%	3/25/2015	10,050	9,760,037
Butler Animal Health Supply LLC Term Loan	5.50%	12/31/2015	2,250	2,266,875
Catalent Pharma Solutions Dollar Term Loan	2.479%	4/10/2014	1,484	1,355,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)

Community Health Systems, Inc. Delayed Draw Term Loan	2.502%	7/25/2014	$664	$622,197
Community Health Systems, Inc. Term Loan	2.479% - 2.502%	7/25/2014	12,999	12,173,231
Davita, Inc. Term Loan B1	1.754%	10/5/2012	2,500	2,452,813
Fresenius Medical Care Holdings, Inc. Term Loan B	1.621% - 1.626%	3/31/2013	1,536	1,502,209
Fresenius U.S. Finance I, Inc. Term Loan B1	6.75%	9/10/2014	2,604	2,628,277
Hanger Orthopedic Group, Inc. Term Loan B	2.23%	5/28/2013	1,840	1,806,910
HCA, Inc. Term Loan A	1.751%	11/17/2012	1,000	946,873
HCA, Inc. Term Loan B	2.501%	11/18/2013	13,656	12,985,920
Health Management Associates Term Loan B	2.001%	2/28/2014	2,982	2,818,122
HealthSouth Corp. Term Loan B	2.51%	3/11/2013	362	351,890
HealthSouth Corp. Extended Term Loan B	4.01%	3/15/2014	298	297,852
IASIS Healthcare Corp. Delayed Draw Term Loan	2.229%	3/14/2014	720	688,914
IASIS Healthcare Corp. Synthetic Letter of Credit	2.229%	3/14/2014	195	186,508
IASIS Healthcare Corp. Term Loan B	2.229%	3/14/2014	2,081	1,990,636
IASIS Healthcare Corp. Term Loan PIK	5.499%	6/13/2014	1,553	1,439,054
IMS Health, Inc. Term Loan B	5.250%	2/26/2016	7,000	7,046,375
Mylan Laboratories, Inc. Term Loan B	3.50% - 3.563%	10/2/2014	11,913	11,805,256
National Mentor Holdings, Inc. Letter of Credit	2.15%	6/29/2013	29	26,405
National Mentor Holdings, Inc. Term Loan B	2.26%	6/29/2013	1,469	1,337,633
Rehabcare Group, Inc. Term Loan B	6.00%	11/24/2015	10,500	10,506,562
Select Medical Corp. Extended Term Loan B	4.001%	8/22/2014	3,894	3,830,668
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	10,200	10,235,068
Warner Chilcott Co. LLC Term Loan B2	5.75%	4/30/2015	3,555	3,560,727
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	1,248	1,251,018
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	5,232	5,242,867
Warner Chilcott plc Term Loan B	5.75%	4/30/2015	1,616	1,618,512

Total				130,048,850

Housing 1.54%

Building Materials Holding Corp. 1st Lien Term Loan	3.00%	2/24/2014	1,581	1,549,246
Building Materials Holding Corp. 2nd Lien Term Loan	6.00%	9/15/2014	9,071	8,960,304
Goodman Global, Inc. Term Loan B	6.25%	2/13/2014	6,303	6,344,076

Total				16,853,626

Information Technology 3.06%

Brocade Communications Systems, Inc. Term Loan B	7.00%	10/7/2013	1,991	2,008,946
Commscope, Inc. Term Loan B	2.729% - 2.751%	12/26/2014	2,000	1,978,214
Dealer Computer Services, Inc. 1st Lien Term Loan	2.251%	10/26/2012	4,997	4,755,476
Fidelity National Information Solutions, Inc. Term Loan C	1.246% - 4.479%	1/18/2012	135	135,965
Freescale Semiconductor, Inc. Incremental Term Loan	12.50%	12/15/2014	2,995	3,089,817
Freescale Semiconductor, Inc. Term Loan B	1.979%	12/1/2016	5,434	5,034,041
Nuance Communications, Inc. Term Loan B1	2.24%	3/29/2013	1,989	1,922,424
SERENA Software, Inc. Term Loan B	2.257%	3/10/2013	3,406	3,188,990
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	9,554	9,642,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)

SunGard Data Systems, Inc. Term Loan B	3.864% - 3.874%	2/26/2016	$1,717	$1,681,264

Total				33,437,486

Manufacturing 6.81%

Baldor Electric Co. Term Loan B	5.25%	1/31/2014	9,062	9,116,351
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563%	2/7/2014	3,955	3,756,880
Bucyrus International, Inc. Term Loan	4.50%	2/19/2016	10,650	10,733,134
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan	2.252%	5/31/2014	1,065	858,557
Gentek, Inc. Term Loan	7.00%	10/29/2014	5,100	5,142,712
Itron, Inc. Dollar Term Loan	3.98%	4/18/2014	6,947	6,929,447
Johnson Diversey, Inc. Term Loan B	5.50%	11/24/2015	5,009	5,059,182
Manitowoc Co., Inc. (The) Term Loan A	4.813%	11/6/2013	2,000	1,947,500
Manitowoc Co., Inc. (The) Term Loan B	7.50%	11/6/2014	5,258	5,251,469
Mueller Water Products, Inc. Term Loan B	5.239% - 5.251%	5/23/2014	4,602	4,591,622
Precision Drilling Corp. Term Loan B1	8.25%	9/30/2014	5,368	5,424,745
Precision Drilling Corp. Term Loan B2	11.25%	9/30/2014	2,817	2,866,255
Rexnord Corp. Term Loan B	2.75% - 2.813%	7/19/2013	3,931	3,714,010
Terex Corp. Term Loan	4.001%	7/12/2013	2,000	1,951,250
Veyance Technologies, Inc. 2nd Lien Term Loan	5.979%	7/13/2015	2,994	2,181,641
Veyance Technologies, Inc. Delayed Draw Term Loan	2.73%	7/31/2014	1,228	1,013,643
Veyance Technologies, Inc. Initial Term Loan	2.73%	7/31/2014	4,603	3,798,869

Total				74,337,267

Media/Telecommunications 22.02%

Atlantic Broadband Finance LLC Term Loan B2 B	6.75%	5/31/2013	6,567	6,589,988
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	11,400	11,396,443
Cedar Fair LP Term Loan	4.229%	4/1/2016	12,500	12,501,950
Cedar Fair LP Extended Term Loan B	4.229%	8/30/2014	2,303	2,292,579
Cengage Learning Acquisitions, Inc. Term Loan	2.75%	7/3/2014	2,497	2,177,636
Cengage Learning Acquisitions, Inc. Incremental Term Loan	7.50%	7/3/2014	5,103	5,077,298
Cequel Communications LLC New Term Loan	2.249% - 2.253%	11/5/2013	1,244	1,183,668
Cequel Communications LLC Term Loan A	4.749% - 4.751%	5/5/2014	3,000	2,936,775
Cequel Communications LLC Term Loan B PIK	6.251%	5/5/2014	6,762	6,804,184
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	5,498	5,606,446
Charter Communications Operating LLC Term Loan	2.23%	3/6/2014	7,495	7,015,529
Cinemark USA, Inc. Term Loan	1.98% - 2.01%	4/29/2016	7,569	7,506,886
Clear Channel Term Loan B	3.898%	1/28/2016	5,000	3,962,500
Consolidated Communications, Inc. Delayed Draw Term Loan	2.73%	12/31/2014	1,000	955,625
Consolidated Communications, Inc. Term Loan B	2.73%	12/31/2014	1,000	955,625
CSC Holdings, Inc. Incremental Term Loan B2	2.004% - 2.046%	3/29/2016	1,995	1,974,870
DIRECTV Holdings, LLC Term Loan C	2.25% - 5.25%	4/13/2013	5,459	5,486,468
Discovery Communications Holdings, LLC Term Loan B	2.251%	5/14/2014	978	975,954
Discovery Communications Holdings, LLC Term Loan C	5.25% - 5.50%	5/14/2014	1,489	1,502,707
Emmis Operating Co. Term Loan B	4.241% - 4.251%	11/1/2013	2,824	2,357,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)

FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	$8,447	$8,140,497
Gray Television, Inc. Term Loan B	3.75%	12/31/2014	4,494	4,075,730
Hughes Network Systems LLC Term Loan	2.813%	4/15/2014	2,500	2,368,750
Insight Midwest Holding, Inc. Term Loan	2.25%	4/7/2014	2,250	2,172,305
Intelsat Jackson Holdings, Ltd. Term Loan	3.231%	2/2/2014	4,000	3,647,000
Intelsat Subsidiary Holding Co., Ltd. Term Loan B	2.731%	7/3/2013	1,178	1,128,853
Knology, Inc. Extended Term Loan	3.751%	6/30/2014	3,174	3,091,605
Lamar Media Corp. Incremental Term Loan B	5.50% - 5.75%	9/30/2012	4,990	4,977,666
Lamar Media Corp. Series F	3.75% - 5.50%	3/31/2014	1,942	1,965,310
Lamar Media Corp. Term Loan	5.50% - 5.75%	9/28/2012	2,544	2,543,854
Level 3 Financing, Inc. Term Loan A	2.501%	3/13/2014	5,000	4,523,960
MCC Iowa LLC Term Loan E	6.50%	1/3/2016	3,363	3,406,967
Mediacom Illinois LLC Term Loan D	5.50%	3/31/2017	2,993	3,004,455
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B	20.50%	4/9/2012	489	296,582
Nielsen Finance LLC Term Loan B	3.978%	5/2/2016	11,219	10,924,180
nTelos, Inc. Term Loan B	5.75%	8/7/2015	1,746	1,759,264
Palm, Inc. Term Loan	3.76%	10/24/2014	6,093	5,369,473
Regal Cinemas, Inc. Term Loan	4.001%	10/28/2013	4,477	4,489,252
Sinclair Television Group, Inc. Term Loan B	6.50%	10/29/2015	6,800	6,856,664
Six Flags Theme Parks, Inc. Term Loan B	5.75%	2/17/2016	11,000	10,928,500
Sorenson Communications, Inc. Term Loan C	6.00%	8/16/2013	7,500	7,279,687
Telesat Canada Term Loan I (Canada)(a)	3.24%	10/31/2014	3,183	3,109,693
Telesat Canada Term Loan II (Canada)(a)	3.24%	10/31/2014	273	267,098
TowerCo Finance LLC Term Loan	6.00%	11/24/2014	6,300	6,363,000
Tribune Co. Term Loan B(d)	5.25%	6/4/2014	8,000	4,905,712
Universal City Development Partners, Ltd. Term Loan B	6.50%	11/6/2014	6,250	6,304,687
Univision Communications, Inc. Term Loan B	2.501%	9/29/2014	13,000	11,251,097
U.S. TelePacific Corp. 1st Lien Term Loan	9.25%	8/17/2015	4,000	4,015,624
Weather Channel Term Loan B	7.25%	9/14/2015	3,977	4,002,523
West Corp. Term Loan B2	2.604% - 2.625%	10/24/2013	303	293,421
West Corp. Term Loan B3	7.25%	10/24/2013	2,240	2,271,107
West Corp. Term Loan B4	4.104% - 4.125%	7/15/2016	1,440	1,437,348
WideOpenWest Finance LLC Term Loan	6.729% - 6.751%	6/18/2014	6,700	6,727,919
WideOpenWest Finance LLC Term Loan B	2.75% - 4.75%	6/18/2014	3,229	2,992,667
Windstream Corp. Term Loan B2	3.01%	12/17/2015	998	991,444
Zuffa LLC Incremental Term Loan	7.50%	6/18/2015	2,744	2,771,819
Zuffa LLC Term Loan B	2.313%	6/20/2015	500	474,844

Total				240,391,541

Metals/Minerals 1.09%

Aleris International, Inc. Debtor in Possession Term Loan(d)	12.50%	5/13/2010	246	143,344
Aleris International, Inc. Debtor in Possession Term Loan(d)(e)	13.00%	5/13/2010	100	102,144
Aleris International, Inc. Term Loan B1(d)	4.25%	12/19/2013	114	2,915
Aleris International, Inc. Term Loan C1(d)	4.25%	12/19/2013	158	86,502
John Maneely Co. Term Loan	3.501%	12/9/2013	6,764	6,382,199
Noranda Aluminum Acquisition Corp. Term Loan B	2.229%	5/18/2014	4,653	4,086,891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals/Minerals (continued)

Oxbow Carbon & Minerals Holdings LLC Term Loan B	2.251%	5/8/2014	$1,152	$1,120,159

Total				11,924,154

Retail 4.57%

Dollar General Corp. Term Loan B1	2.979% - 2.999%	7/7/2014	3,926	3,819,130
Michaels Stores, Inc. Term Loan B2	4.75% - 4.813%	7/31/2016	6,657	6,368,723
Neiman-Marcus Group, Inc. (The) Term Loan B	2.255%	4/5/2013	3,746	3,378,825
PETCO Animal Supplies, Inc. Term Loan B	2.479% - 2.501%	10/25/2013	995	973,938
Pilot Travel Center LLC Term Loan B	5.50%	12/15/2015	5,800	5,851,249
QVC, Inc. Term Loan J	4.749%	6/30/2012	6,299	6,338,483
QVC, Inc. Term Loan J	5.749%	3/30/2014	1,836	1,843,862
QVC, Inc. Term Loan W	4.749%	6/30/2012	2,000	2,012,500
QVC, Inc. Term Loan W	5.249%	6/30/2013	1,500	1,509,375
QVC, Inc. Term Loan W	5.749%	3/30/2014	252	252,766
Rite Aid Corp. Term Loan	6.00%	6/4/2014	1,997	1,909,728
Rite Aid Corp. Term Loan	9.50%	6/10/2015	4,700	4,900,925
Sally Holdings LLC Term Loan B	2.48%	11/15/2013	3,097	3,051,357
Toys “R” Us, Inc. Term Loan B	4.479%	7/19/2012	6,500	6,502,691
Yankee Candle Co., Inc. (The) Term Loan B	2.23%	2/6/2014	1,176	1,133,463

Total				49,847,015

Service 7.72%

Asurion Corp. 1st Lien Term Loan	3.228% - 3.25%	7/3/2014	3,242	3,149,819
Asurion Corp. 2nd Lien Term Loan	6.728%	7/3/2015	9,570	9,300,443
Avis Budget Car Rental Term Loan	5.75%	4/19/2012	4,000	3,972,212
Booz Allen Hamilton, Inc. Term Loan C	6.00%	7/31/2015	4,850	4,883,344
Ceridian Corp. Term Loan	3.229% - 3.249%	11/9/2014	6,000	5,276,250
Education Management LLC Term Loan C	2.063%	6/3/2013	1,232	1,174,747
First Data Corp. Term Loan B1	2.979% - 3.001%	9/24/2014	1,997	1,750,402
First Data Corp. Term Loan B2	2.999% - 3.001%	9/24/2014	5,730	5,013,578
First Data Corp. Term Loan B3	2.999% - 3.001%	9/24/2014	3,522	3,074,075
Hertz Corp. (The) Synthetic Letter of Credit	2.003%	12/21/2012	154	151,235
Hertz Corp. (The) Term Loan B	1.98% - 1.99%	12/21/2012	839	821,856
Language Line, LLC Term Loan B	5.50%	11/4/2015	8,500	8,553,125
Metavante Corp. Term Loan B	3.479% - 3.499%	11/1/2014	5,723	5,725,174
Orbitz Worldwide, Inc. Term Loan	3.229% - 3.252%	7/25/2014	3,713	3,523,982
Rental Service Corp. 2nd Lien Term Loan	3.76%	12/2/2013	7,142	6,773,396
Sabre, Inc. Term Loan B	2.479% - 2.499%	9/30/2014	10,000	8,803,890
Service Master Co. Delayed Draw Term Loan	2.73%	7/24/2014	814	755,717
Service Master Co. Term Loan	2.73% - 2.76%	7/24/2014	8,173	7,588,658
Travelport LLC Term Loan C	10.50%	8/23/2013	3,990	4,018,261

Total				84,310,164

Transportation 6.75%

Allison Transmission, Inc. Term Loan B	2.75% - 3.00%	8/7/2014	9,448	8,697,782
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan A(d)	8.00%	8/4/2010	129	129,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation (continued)

Cooper Standard Automotive, Inc. Debtor in Possession Term Loan B(d)	7.00% - 8.00%	8/4/2010	$86	$86,571
Cooper Standard Automotive, Inc. Debtor in Possession Term Loan C(d)	8.00%	8/4/2010	43	43,286
DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan	6.74%	8/3/2012	4,500	4,379,998
DaimlerChrysler Financial Services Americas LLC Term Loan	4.24%	8/3/2012	7,019	6,964,449
Dana Corp. Term Loan B	4.48% - 6.50%	1/30/2015	7,701	7,541,655
Federal-Mogul Corp. Term Loan B	2.168%	12/29/2014	1,700	1,492,907
Federal-Mogul Corp. Term Loan C	2.168%	12/28/2015	6,503	5,710,645
Ford Motor Co. Term Loan	3.24% - 3.26%	12/16/2013	11,442	10,747,263
Ford Motor Co. Term Loan B2	3.26%	12/16/2013	4,000	3,705,832
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	2.34%	4/30/2014	1,000	932,500
Navistar Financial Corp. Term Loan	4.50%	12/16/2012	4,000	3,952,000
Oshkosh Truck Corp. Term Loan B	6.26%	12/6/2013	10,952	10,986,148
Tenneco, Inc. Term Loan B1 Letter of Credit	5.729%	3/17/2014	2,727	2,733,388
TRW Automotive, Inc. Term Loan A2	5.00%	5/30/2015	3,000	3,011,250
TRW Automotive, Inc. Term Loan B3	5.00%	5/30/2016	2,500	2,511,457

Total				73,626,988

Utility 2.45%

Boston Generating LLC First Lien Term Loan	2.501%	12/20/2013	382	308,369
Boston Generating LLC Revolver	2.533%	12/20/2013	24	19,693
Boston Generating LLC Synthetic Letter of Credit	2.533%	12/20/2013	87	70,333
Calpine Corp. First Priority Term Loan	3.135%	3/29/2014	7,489	7,058,847
Dynegy Holdings, Inc. Synthetic Letter of Credit	3.98%	4/2/2013	1,295	1,269,772
Dynegy Holdings, Inc. Term Loan B	3.98%	4/2/2013	104	102,217
Great Point Power Delayed Drew Term Loan	5.50%	2/11/2017	1,500	1,526,250
NRG Energy, Inc. Synthetic Letter of Credit	2.001%	2/1/2013	1,326	1,284,740
NRG Energy, Inc. Term Loan	1.968% - 2.001%	2/1/2013	1,889	1,829,602
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	3.728% - 3.751%	10/10/2014	1,496	1,193,883
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.728% - 3.751%	10/10/2014	2,982	2,409,875
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.728% - 3.751%	10/10/2014	8,704	7,038,575
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.728% - 3.751%	10/14/2014	3,236	2,603,167

Total				26,715,323

Total Floating Rate Loans (cost $963,840,856)				979,260,988

Total Long-Term Investments (cost $1,043,653,920)				1,061,074,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-FLOATING RATE FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
SHORT-TERM INVESTMENTS 12.80%

Repurchase Agreement 12.80%

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $76,250,000 of Federal Home Loan Bank at 0.875% due 3/30/2010, $65,170,000 of Federal Home Loan Bank at 0.80% due 4/30/2010; value: $142,576,725; proceeds: $139,777,116			$139,777		$139,777,000

Time Deposit 0.00%

State Street Bank & Trust Co. Euro Dollar Time Deposit	0.01%	3/1/2010	1	(f)	806

Total Short-Term Investments (cost $139,777,806)					139,777,806

Total Investments in Securities 110.00% (cost $1,183,431,726)					1,200,851,942

Liabilities in Excess of Cash and Other Assets (10.00%)					(109,172,080)

Net Assets 100.00%					$1,091,679,862

PIK Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2010.
(c)	Defaulted security.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment. See Note 2(k).
(f)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-GROWTH & INCOME STRATEGY FUND February 28, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.84%

Lord Abbett Affiliated Fund, Inc. - Class I(b)	3,733,624	$38,307
Lord Abbett Research Fund, Inc. - Capital Structure Fund - Class I(c)	3,601,979	38,181
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(d)	2,751,984	71,194
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(e)	1,376,098	9,165
Lord Abbett Investment Trust - Floating Rate Fund - Class I(f)	2,002,325	18,361
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	4,282,369	47,363
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(g)	996,707	19,037
Lord Abbett Investment Trust - High Yield Fund - Class I(h)	11,871,222	88,203
Lord Abbett Securities Trust - International Core Equity Fund - Class I(i)	5,554,160	60,818
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(j)	2,839,840	23,230
Lord Abbett Securities Trust - International Opportunities Fund - Class I(k)	2,101,838	23,015
Lord Abbett Stock Appreciation Fund - Class I*(l)	2,287,730	11,782
Lord Abbett Securities Trust - Value Opportunities Fund - Class I*(k)	1,823,964	23,967

Total Investments in Underlying Funds (cost $522,072,734)		472,623

Investments	Principal Amount (000)
SHORT-TERM INVESTMENT 0.14%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $685,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $689,281; proceeds: $672,346 (cost $672,346)	$672	$672

Total Investments in Securities 99.98% (cost $522,745,080)		473,295

Other Assets in Excess of Liabilities 0.02%		78

Net Assets 100.00%		$473,373

*	Non-income producing security.
(a)	Affiliated issuer (see Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 94.71%

COMMON STOCKS 1.08%

Banking 0.50%

JPMorgan Chase & Co.			100	$4,197,000

Integrated Energy 0.26%

Marathon Oil Corp.			75	2,171,250

Media: Cable 0.32%

Charter Communications, Inc. Class A*			24	718,284
Charter Communications, Inc. Class A*(a)			68	2,029,247

Total				2,747,531

Total Common Stocks (cost $7,946,008)				9,115,781

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.63%

Electronics 0.39%

L-1 Identity Solutions, Inc.	3.75%	5/15/2027	$3,500	3,307,500

Telecommunications Equipment 0.24%

Ciena Corp.	0.875%	6/15/2017	3,000	1,995,000

Total Convertible Bonds (cost $5,024,097)				5,302,500

			Shares (000)
CONVERTIBLE PREFERRED STOCK 0.01%

Agency/Government Related

Fannie Mae (cost $1,500,000)	8.75%		30	45,900

FLOATING RATE LOANS(b) 1.89%

Automotive 0.77%

Ford Motor Co. Term Loan	3.24% - 3.26%	12/16/2013	$6,907	6,487,765

Chemicals 0.26%

LyondellBasell CAM Exchange Dutch Tranche A Dollar Term Loan	3.729%	12/20/2013	113	80,688
LyondellBasell CAM Exchange Dutch Tranche Revolving Credit Loan	3.729%	12/20/2013	50	35,647
LyondellBasell CAM Exchange German Tranche B-1 Euro Term Loan	3.979%	12/22/2014	143	102,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

LyondellBasell CAM Exchange German Tranche B-2 Euro Term Loan	3.979%	12/22/2014	$143	$102,338
LyondellBasell CAM Exchange German Tranche B-3 Euro Term Loan	3.979%	12/22/2014	143	102,339
LyondellBasell CAM Exchange US Tranche A Dollar Term Loan	3.729%	12/22/2014	356	254,689
LyondellBasell CAM Exchange US Tranche B-1 Dollar Term Loan	7.00%	12/22/2014	621	440,453
LyondellBasell CAM Exchange US Tranche B-2 Dollar Term Loan	7.00%	12/22/2014	621	440,453
LyondellBasell CAM Exchange US Tranche B-3 Dollar Term Loan	7.00%	12/22/2014	621	440,453
LyondellBasell CAM Exchange US Tranche Primary Revolving Credit Loan	3.729%	12/20/2013	187	133,675

Total				2,133,073

Gaming 0.05%

Green Valley Ranch Gaming LLC 2nd Lien Term Loan	3.504%	8/16/2014	3,250	406,250

Investments & Miscellaneous Financial Services 0.22%

CIT Group, Inc. Term Loan A Expansion	9.75%	1/18/2012	1,800	1,849,313

Media: Diversified 0.29%

Tribune Co. Initial Term Loan B(c)	5.25%	6/4/2014	4,000	2,452,856

Software/Services 0.30%

Veyance Technologies, Inc. 2nd Lien Term Loan	5.979%	7/13/2015	3,500	2,550,625

Total Floating Rate Loans (cost $15,952,742)				15,879,882

HIGH YIELD CORPORATE BONDS 91.10%

Aerospace/Defense 0.43%

Esterline Technologies Corp.	7.75%	6/15/2013	2,000	2,030,000
Triumph Group, Inc.†	8.00%	11/15/2017	1,550	1,569,375

Total				3,599,375

Airlines 1.40%

Delta Air Lines, Inc.†	12.25%	3/15/2015	3,250	3,319,063
Southwest Airlines Co.†	10.50%	12/15/2011	3,000	3,393,228
United Air Lines, Inc.†	9.875%	8/1/2013	2,100	2,110,500
United Air Lines, Inc.†	12.00%	11/1/2013	3,050	2,973,750

Total				11,796,541

Apparel/Textiles 1.72%

Jones Apparel Group, Inc.	6.125%	11/15/2034	2,125	1,710,625
Levi Strauss & Co.	9.75%	1/15/2015	4,000	4,190,000
Oxford Industries, Inc.	11.375%	7/15/2015	4,425	4,933,875
Quiksilver, Inc.	6.875%	4/15/2015	4,250	3,644,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Apparel/Textiles (continued)
Total					$14,478,875

Auto Loans 1.50%

Ford Motor Credit Co. LLC	12.00%	5/15/2015		$11,000	12,577,939

Auto Parts & Equipment 1.93%

Cooper-Standard Automotive, Inc.(d)	8.375%	12/15/2014		3,000	1,515,000
Stanadyne Corp.	12.00%	2/15/2015		5,000	3,700,000
Tenneco, Inc.	10.25%	7/15/2013		5,000	5,187,500
TRW Automotive, Inc.†	7.25%	3/15/2017		4,000	3,800,000
TRW Automotive, Inc.†	8.875%	12/1/2017		2,000	2,025,000

Total					16,227,500

Automotive 0.97%

Ford Motor Co.	7.45%	7/16/2031		3,000	2,651,250
Motors Liquidation Co.(d)	7.20%	1/15/2011		7,500	2,306,250
Navistar International Corp.	8.25%	11/1/2021		2,000	2,040,000
Oshkosh Corp.†	8.50%	3/1/2020		1,150	1,150,000

Total					8,147,500

Banking 1.84%

GMAC, Inc.	8.00%	11/1/2031		7,000	6,527,500
GMAC, Inc.†	8.30%	2/12/2015		2,375	2,401,719
UBS Preferred Funding Trust I	8.622%	—	(e)	3,375	3,272,238
Wachovia Capital Trust III	5.80%	—	(e)	4,000	3,260,000

Total					15,461,457

Beverages 0.79%

CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		2,800	2,940,000
Constellation Brands, Inc.	8.375%	12/15/2014		3,475	3,718,250

Total					6,658,250

Building & Construction 2.23%

Beazer Homes USA, Inc.	6.50%	11/15/2013		3,000	2,730,000
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		6,125	6,431,250
KB Home	9.10%	9/15/2017		3,950	4,117,875
Lennar Corp.	12.25%	6/1/2017		2,175	2,615,438
William Lyon Homes, Inc.	10.75%	4/1/2013		3,500	2,835,000

Total					18,729,563

Building Materials 2.06%

Cemex Finance LLC†	9.50%	12/14/2016		4,000	4,100,000
Norcraft Cos. LP/Norcraft Finance Corp.†	10.50%	12/15/2015		1,825	1,898,000
Nortek, Inc.	11.00%	12/1/2013		4,000	4,220,000
Ply Gem Industries, Inc.	11.75%	6/15/2013		3,500	3,570,000
Ply Gem Industries, Inc.†	13.125%	7/15/2014		3,500	3,535,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Building Materials (continued)
Total				$17,323,000

Chemicals 0.50%

Huntsman International LLC	7.875%	11/15/2014	$4,000	3,900,000
Koppers, Inc.†	7.875%	12/1/2019	325	332,313

Total				4,232,313

Computer Hardware 1.15%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	4,500	4,567,500
Seagate Technology International†	10.00%	5/1/2014	4,500	5,135,625

Total				9,703,125

Consumer Products 1.00%

Easton-Bell Sports, Inc.†	9.75%	12/1/2016	4,325	4,508,813
Reddy Ice Corp.†	11.25%	3/15/2015	3,900	3,900,000

Total				8,408,813

Consumer/Commercial/Lease Financing 1.58%

American General Finance Corp.	0.504%#	12/15/2011	3,000	2,552,784
General Electric Capital Corp.(f)	6.375%	11/15/2067	8,000	7,170,000
International Lease Finance Corp.	6.375%	3/25/2013	4,000	3,525,372

Total				13,248,156

Diversified Capital Goods 1.01%

CPM Holdings, Inc.†	10.625%	9/1/2014	3,500	3,727,500
Park-Ohio Industries, Inc.	8.375%	11/15/2014	2,000	1,630,000
RBS Global & Rexnord Corp.	11.75%	8/1/2016	3,000	3,135,000

Total				8,492,500

Electric: Generation 2.37%

Edison Mission Energy	7.75%	6/15/2016	7,000	5,635,000
Energy Future Holdings Corp.	10.875%	11/1/2017	3,150	2,401,875
Mirant Americas Generation LLC	9.125%	5/1/2031	6,550	5,911,375
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	8,000	6,019,200

Total				19,967,450

Electronics 1.41%

Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,250	2,283,750
Freescale Semiconductor, Inc.	10.125%	12/15/2016	4,000	3,140,000
NXP BV LLC (Netherlands)(g)	3.001%#	10/15/2013	4,000	3,405,000
ViaSystems, Inc.†	12.00%	1/15/2015	2,850	3,049,500

Total				11,878,250

Energy: Exploration & Production 3.22%

Berry Petroleum Co.	10.25%	6/1/2014	4,000	4,370,000
Chesapeake Energy Corp.	6.25%	1/15/2018	6,500	6,093,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)

Cimarex Energy Co.	7.125%	5/1/2017	$2,700	$2,713,500
Denbury Resources, Inc.	8.25%	2/15/2020	2,850	2,964,000
Forest Oil Corp.	7.25%	6/15/2019	5,000	4,925,000
OPTI Canada, Inc. (Canada)(g)	8.25%	12/15/2014	3,400	3,043,000
Swift Energy Co.	8.875%	1/15/2020	2,850	2,949,750

Total				27,059,000

Environmental 0.64%

Casella Waste Systems, Inc.†	11.00%	7/15/2014	5,000	5,400,000

Food & Drug Retailers 1.22%

Duane Reade, Inc.	11.75%	8/1/2015	1,500	1,897,500
Ingles Markets, Inc.	8.875%	5/15/2017	3,300	3,415,500
Rite Aid Corp.	9.375%	12/15/2015	5,875	4,935,000

Total				10,248,000

Food: Wholesale 2.30%

Bumble Bee Foods LLC†	7.75%	12/15/2015	3,000	3,015,000
M-Foods Holdings, Inc.†	9.75%	10/1/2013	2,300	2,386,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	10,000	10,400,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	300	308,625
Viskase Cos., Inc.†	9.875%	1/15/2018	3,200	3,256,000

Total				19,365,875

Forestry/Paper 2.03%

Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	4,325	4,811,563
Clearwater Paper Corp.†	10.625%	6/15/2016	3,000	3,345,000
PE Paper Escrow GmbH (Austria)†(g)	12.00%	8/1/2014	5,000	5,434,310
Rock-Tenn Co.	9.25%	3/15/2016	3,200	3,504,000

Total				17,094,873

Gaming 3.05%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	2,600	2,327,000
Harrah’s Operating Co., Inc.	11.25%	6/1/2017	775	807,937
MGM Mirage†	11.125%	11/15/2017	2,000	2,170,000
MGM Mirage†	11.375%	3/1/2018	7,000	6,510,000
Mohegan Tribal Gaming Authority	8.00%	4/1/2012	3,025	2,692,250
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	2,500	2,612,500
River Rock Entertainment Authority (The)	9.75%	11/1/2011	3,000	2,778,750
Scientific Games International, Inc.	9.25%	6/15/2019	2,750	2,921,875
Snoqualmie Entertainment Authority†	4.136%#	2/1/2014	4,075	2,791,375

Total				25,611,687

Gas Distribution 2.96%

Crosstex Energy/Crosstex Energy Finance Corp.†	8.875%	2/15/2018	1,600	1,632,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)

El Paso Corp.	8.05%	10/15/2030	$10,000	$9,871,300
Ferrellgas Partners LP	6.75%	5/1/2014	3,320	3,253,600
Inergy LP/Inergy Finance Corp.	8.25%	3/1/2016	10,000	10,175,000

Total				24,931,900

Health Services 0.44%

Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	3,500	3,675,000

Healthcare Facilities 4.40%

Biomet, Inc.	11.625%	10/15/2017	4,000	4,440,000
Community Health Systems, Inc.	8.875%	7/15/2015	3,000	3,112,500
HCA, Inc.	9.125%	11/15/2014	10,000	10,537,500
HealthSouth Corp.	8.125%	2/15/2020	4,000	3,920,000
National Mentor Holdings, Inc.	11.25%	7/1/2014	3,000	3,000,000
Sun Healthcare Group, Inc.	9.125%	4/15/2015	3,000	3,060,000
Tenet Healthcare Corp.	9.25%	2/1/2015	4,600	4,692,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.†	8.00%	2/1/2018	4,300	4,246,250

Total				37,008,250

Hotels 0.49%

Host Hotels & Resorts LP†	9.00%	5/15/2017	3,850	4,138,750

Investments & Miscellaneous Financial Services 2.47%

CIT Group Funding Co. of Delaware LLC	10.25%	5/1/2017	3,500	3,596,250
CIT Group, Inc.	7.00%	5/1/2017	7,500	6,656,250
Equinox Holdings, Inc.†	9.50%	2/1/2016	3,800	3,762,000
MU Finance plc (United Kingdom)†(g)	8.375%	2/1/2017	4,250	4,005,625
Nuveen Investments, Inc.	10.50%	11/15/2015	3,000	2,730,000

Total				20,750,125

Leisure 0.37%

Universal City Development Partners Ltd.†	10.875%	11/15/2016	3,000	3,120,000

Life Insurance 0.93%

MetLife Capital Trust X†	9.25%	4/8/2038	7,000	7,840,000

Local-Authority 0.66%

New York City Industrial Development Agency†	11.00%	3/1/2029	5,000	5,559,800

Machinery 2.12%

Altra Holdings, Inc.†	8.125%	12/1/2016	3,000	3,090,000
Baldor Electric Co.	8.625%	2/15/2017	5,665	5,834,950
Gardner Denver, Inc.	8.00%	5/1/2013	2,325	2,348,250
Manitowoc Co., Inc. (The)	7.125%	11/1/2013	3,380	3,295,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,258,125

Total				17,826,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Media: Broadcast 4.57%

Clear Channel Communications, Inc.	10.75%	8/1/2016		$5,000	$3,850,000
Fisher Communications, Inc.	8.625%	9/15/2014		4,000	3,855,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016		2,650	2,378,375
Rainbow National Services LLC†	10.375%	9/1/2014		5,000	5,281,250
Salem Communications Corp.†	9.625%	12/15/2016		4,275	4,435,312
Sinclair Television Group, Inc.†	9.25%	11/1/2017		4,000	4,170,000
Sirius XM Radio, Inc.	9.625%	8/1/2013		2,500	2,543,750
Univision Communications, Inc. PIK†	9.75%	3/15/2015		6,756	6,012,840
XM Satellite Radio, Inc.†	11.25%	6/15/2013		5,500	5,885,000

Total					38,411,527

Media: Cable 2.33%

CCH II LLC/CCH II Capital Corp.†	13.50%	11/30/2016		4,800	5,645,594
Mediacom Communications Corp.†	9.125%	8/15/2019		6,000	6,060,000
Virgin Media Finance plc (United Kingdom)(g)	9.125%	8/15/2016		2,500	2,593,750
Virgin Media Finance plc (United Kingdom)(g)	9.50%	8/15/2016		5,000	5,325,000

Total					19,624,344

Media: Diversified 0.72%

Liberty Media LLC	8.50%	7/15/2029		6,625	6,020,469

Media: Services 2.52%

Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017		2,750	3,004,375
MDC Partners, Inc. (Canada)†(g)	11.00%	11/1/2016		4,000	4,300,000
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)	Zero Coupon	8/1/2016		9,000	8,190,000
WMG Acquisition Corp.†	9.50%	6/15/2016		5,400	5,697,000

Total					21,191,375

Metals/Mining (Excluding Steel) 2.16%

Compass Minerals International, Inc.†	8.00%	6/1/2019		3,000	3,127,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		5,675	6,165,649
Murray Energy Corp.†	10.25%	10/15/2015		3,500	3,521,875
Teck Resources Ltd. (Canada)(g)	10.25%	5/15/2016		4,500	5,388,750

Total					18,203,774

Mortgage Banks & Thrifts 0.01%

Washington Mutual Bank(d)	6.875%	6/15/2011		10,000	125,000

Multi-Line Insurance 1.20%

AXA SA (France)†(g)	6.379%	—	(e)	7,000	5,652,500
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		4,842	4,454,640

Total					10,107,140

Non-Food & Drug Retailers 2.04%

Claire’s Stores, Inc. PIK	9.625%	6/1/2015		2,500	1,987,500
Limited Brands, Inc.	8.50%	6/15/2019		2,325	2,502,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)

Macy’s Retail Holdings, Inc.	8.875%	7/15/2015	$3,855	$4,250,138
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	3,000	3,000,000
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	4,950	5,457,375

Total				17,197,294

Oil Field Equipment & Services 1.97%

Basic Energy Services, Inc.	11.625%	8/1/2014	4,225	4,552,438
Hercules Offshore, Inc.†	10.50%	10/15/2017	2,275	2,275,000
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	2,375	2,339,375
McJunkin Red Man Corp.†	9.50%	12/15/2016	4,525	4,558,937
PHI, Inc.	7.125%	4/15/2013	2,900	2,813,000

Total				16,538,750

Packaging 1.31%

Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014	4,100	4,202,500
Graphic Packaging International, Inc.	9.50%	6/15/2017	4,517	4,765,435
Solo Cup Co.	8.50%	2/15/2014	2,125	2,029,375

Total				10,997,310

Printing & Publishing 0.48%

McClatchy Co. (The)†	11.50%	2/15/2017	4,100	4,018,000

Property & Casualty 1.30%

Liberty Mutual Group, Inc.†	10.75%	6/15/2058	10,000	10,900,000

Real Estate Development & Management 0.40%

Realogy Corp.	10.50%	4/15/2014	4,000	3,360,000

Real Estate Investment Trusts 0.67%

DuPont Fabros Technology LP†	8.50%	12/15/2017	5,500	5,610,000

Restaurants 0.93%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	4,380	4,467,600
OSI Restaurant Partners LLC	10.00%	6/15/2015	3,500	3,325,000

Total				7,792,600

Software/Services 3.09%

Equinix, Inc.	8.125%	3/1/2018	2,750	2,750,000
First Data Corp.	11.25%	3/31/2016	7,000	5,775,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	6,150	6,411,375
Unisys Corp.†	14.25%	9/15/2015	6,615	7,838,775
Vangent, Inc.	9.625%	2/15/2015	3,500	3,237,500

Total				26,012,650

Support: Services 2.32%

Rental Service Corp.	9.50%	12/1/2014	2,475	2,406,937
Rental Service Corp.†	10.00%	7/15/2017	4,000	4,300,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services (continued)

Ticketmaster Entertainment, Inc.	10.75%	8/1/2016	$3,950	$4,364,750
Travelport LLC	11.875%	9/1/2016	4,000	4,190,000
United Rentals (North America), Inc.	10.875%	6/15/2016	4,000	4,220,000

Total				19,481,687

Telecommunications Equipment 1.05%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	4,000	2,860,000
Sorenson Communications, Inc.†	10.50%	2/1/2015	6,500	5,955,625

Total				8,815,625

Telecommunications: Integrated/Services 5.37%

Cincinnati Bell, Inc.	8.375%	1/15/2014	2,475	2,505,937
GCI, Inc.†	8.625%	11/15/2019	4,000	4,085,000
GeoEye, Inc.†	9.625%	10/1/2015	4,500	4,590,000
Global Crossing Ltd.†	12.00%	9/15/2015	4,000	4,370,000
Hughes Network Systems LLC	9.50%	4/15/2014	4,642	4,769,655
Intelsat Bermuda SA	11.25%	2/4/2017	7,000	7,131,250
Level 3 Financing, Inc.†	10.00%	2/1/2018	3,000	2,767,500
Nordic Telephone Holdings Co. (Denmark)†(g)	8.875%	5/1/2016	10,000	10,750,000
Qwest Communications International, Inc.†	8.00%	10/1/2015	4,000	4,160,000

Total				45,129,342

Telecommunications: Wireless 4.56%

Cricket Communications, Inc.	10.00%	7/15/2015	4,000	4,070,000
iPCS, Inc.	2.374%#	5/1/2013	5,000	4,625,000
MetroPCS Wireless, Inc.	9.25%	11/1/2014	4,575	4,586,437
Nextel Communications, Inc.	6.875%	10/31/2013	8,375	8,081,875
ViaSat, Inc.†	8.875%	9/15/2016	1,900	1,942,750
Wind Acquisition Finance SA (Italy)†(g)	12.00%	12/1/2015	14,000	15,050,000

Total				38,356,062

Theaters & Entertainment 0.23%

Cinemark USA, Inc.	8.625%	6/15/2019	1,850	1,933,250

Transportation (Excluding Air/Rail) 0.68%

Navios Maritime Holdings, Inc. (Greece)(g)	9.50%	12/15/2014	1,700	1,691,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(g)	8.875%	11/1/2017	3,000	3,067,500
Teekay Corp. (Canada)(g)	8.50%	1/15/2020	950	969,000

Total				5,728,000

Total High Yield Corporate Bonds (cost $721,235,383)				766,114,891

Total Long-Term Investments (cost $751,658,230)				796,458,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-HIGH YIELD FUND February 28, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 3.84%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $32,775,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $32,979,844; proceeds: $32,332,855 (cost $32,332,828)	$32,333	$32,332,828

Total Investments in Securities 98.55% (cost $783,991,058)		828,791,782

Cash and Other Assets in Excess of Liabilities 1.45%		12,153,172

Net Assets 100.00%		$840,944,954

PIK Payment-in-kind.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2010.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Restricted security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The fair value per share on February 28, 2010 is $29.75.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2010.
(c)	Securities purchased on a when-issued basis (See Note 2(f)). Interest rate will be determined upon final settlement.
(d)	Defaulted security.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Debenture pays interest at an annual fixed rate of 6.375% through November 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.289% through November 15, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2017.
(g)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.71%

ASSET-BACKED SECURITIES 0.81%

Automobiles 0.29%

Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	$171	$172,024
Ford Credit Auto Owner Trust 2008-C A2B	1.132%#	1/15/2011	132	131,797
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	2,000	2,012,883

Total				2,316,704

Other 0.52%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%	8/15/2019	4,200	4,220,218

Total Asset-Backed Securities (cost $6,501,546)				6,536,922

CORPORATE BONDS 82.21%

Air Transportation 1.56%

Bristow Group, Inc.	6.125%	6/15/2013	1,105	1,088,425
Bristow Group, Inc.	7.50%	9/15/2017	395	390,062
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	2,500	2,576,070
Southwest Airlines Co.†	10.50%	12/15/2011	7,500	8,483,070

Total				12,537,627

Apparel 0.93%

Levi Strauss & Co.	9.75%	1/15/2015	1,000	1,047,500
Phillips-Van Heusen Corp.	7.25%	2/15/2011	1,975	1,992,281
Phillips-Van Heusen Corp.	8.125%	5/1/2013	1,200	1,227,000
Warnaco Group, Inc.	8.875%	6/15/2013	3,100	3,185,250

Total				7,452,031

Auto Parts: Original Equipment 0.62%

ITC Holdings Corp.†	5.50%	1/15/2020	650	666,473
ITC Holdings Corp.†	6.05%	1/31/2018	4,040	4,309,189

Total				4,975,662

Auto Replacement Parts 0.09%

PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	779	734,208

Automotive 0.46%

Oshkosh Corp.†	8.50%	3/1/2020	750	750,000
Roper Industries, Inc.	6.25%	9/1/2019	2,350	2,530,313
TRW Automotive, Inc.†	7.00%	3/15/2014	400	384,000

Total				3,664,313

Banks: Diversified 2.77%

Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	1,155	1,277,856
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	800	803,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)

Commonwealth Bank of Australia (Australia)†(a)	2.70%	11/25/2014	$1,870	$1,868,474
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	1,450	1,459,081
Credit Suisse NY	5.30%	8/13/2019	1,600	1,642,138
Discover Bank	8.70%	11/18/2019	575	621,406
GMAC, Inc.†	8.30%	2/12/2015	600	606,750
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,448,339
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	3,150	3,107,875
JPMorgan Chase & Co.	6.00%	1/15/2018	1,200	1,301,729
Lloyds TSB Bank plc (United Kingdom)†(a)	5.80%	1/13/2020	1,500	1,454,160
Morgan Stanley	6.25%	8/28/2017	1,104	1,166,999
Morgan Stanley	6.625%	4/1/2018	2,350	2,504,282

Total				22,262,570

Banks: Money Center 0.20%

European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	1,540	1,590,147

Beverages 0.62%

Anheuser-Busch InBev Worldwide, Inc.†	8.00%	11/15/2039	2,000	2,590,126
Bacardi Ltd.†	8.20%	4/1/2019	2,000	2,426,758

Total				5,016,884

Biotechnology Research & Production 0.55%

Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	1,200	1,230,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,375	1,529,687
Life Technologies Corp.	4.40%	3/1/2015	1,000	1,013,490
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	600	606,000

Total				4,379,177

Broadcasting 0.61%

Cox Communications, Inc.†	9.375%	1/15/2019	3,050	3,906,184
Salem Communications Corp.†	9.625%	12/15/2016	950	985,625

Total				4,891,809

Brokers 0.59%

Raymond James Financial, Inc.	8.60%	8/15/2019	4,200	4,774,560

Building Materials 1.18%

Building Materials Corp. of America†	7.00%	2/15/2020	2,000	2,010,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(a)	6.00%	12/30/2019	3,000	3,119,805
Koppers, Inc.†	7.875%	12/1/2019	300	306,750
Martin Marietta Materials, Inc.	6.25%	5/1/2037	2,450	2,322,882
Texas Industries, Inc.	7.25%	7/15/2013	350	342,125
Texas Industries, Inc.	7.25%	7/15/2013	1,400	1,368,500

Total				9,470,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Business Services 0.82%

Expedia, Inc.	7.456%	8/15/2018	$2,100	$2,338,875
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	3,375	3,067,774
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,100	1,160,500

Total				6,567,149

Cable Services 1.64%

Comcast Corp.	6.95%	8/15/2037	4,500	4,876,371
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,845,829
Time Warner Cable, Inc.	7.30%	7/1/2038	3,000	3,413,265

Total				13,135,465

Chemicals 2.31%

Airgas, Inc.†	7.125%	10/1/2018	4,300	4,751,500
Huntsman International LLC	7.375%	1/1/2015	1,290	1,225,500
Huntsman International LLC	7.875%	11/15/2014	250	243,750
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,275	4,259,555
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,350	2,088,586
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	2,500	2,612,500
Mosaic Co. (The)†	7.375%	12/1/2014	675	721,788
Mosaic Co. (The)†	7.625%	12/1/2016	1,000	1,092,257
Nalco Co.	8.875%	11/15/2013	1,250	1,287,500
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	270	291,526

Total				18,574,462

Coal 1.47%

CONSOL Energy, Inc.	7.875%	3/1/2012	4,600	4,968,000
Drummond Co., Inc.	7.375%	2/15/2016	2,325	2,179,687
Drummond Co., Inc.†	9.00%	10/15/2014	150	150,750
Foundation PA Coal Co.	7.25%	8/1/2014	1,000	1,005,000
Peabody Energy Corp.	5.875%	4/15/2016	2,750	2,729,375
Peabody Energy Corp.	7.875%	11/1/2026	770	789,250

Total				11,822,062

Communications & Media 0.15%

Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	1,300	1,241,500

Communications Technology 0.18%

American Tower Corp.†	7.25%	5/15/2019	1,250	1,412,500

Computer Software 1.39%

BMC Software, Inc.	7.25%	6/1/2018	3,675	4,105,309
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,850	1,877,750
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	500	512,500
Intuit, Inc.	5.75%	3/15/2017	4,000	4,263,776
JDA Software Group, Inc.†	8.00%	12/15/2014	350	362,250

Total				11,121,585

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Construction/Homebuilding 0.13%

Manitowoc Co., Inc. (The)	9.50%	2/15/2018	$425	$426,063
Odebrecht Finance Ltd.†	7.00%	4/21/2020	600	609,000

Total				1,035,063

Consumer Products 0.52%

Elizabeth Arden, Inc.	7.75%	1/15/2014	1,700	1,708,500
Ralcorp Holdings, Inc.†	6.625%	8/15/2039	2,156	2,139,334
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	350	355,250

Total				4,203,084

Containers 2.12%

Ball Corp.	6.875%	12/15/2012	2,900	2,950,750
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	860	890,100
Pactiv Corp.	7.95%	12/15/2025	1,900	2,090,654
Pactiv Corp.	8.125%	6/15/2017	1,300	1,437,691
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	4,500	4,866,133
Rock-Tenn Co.	5.625%	3/15/2013	1,000	1,026,250
Rock-Tenn Co.	9.25%	3/15/2016	300	328,500
Sealed Air Corp.†	6.875%	7/15/2033	3,550	3,461,094

Total				17,051,172

Copper 0.94%

Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	5,875	6,373,652
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,170,238

Total				7,543,890

Diversified 0.47%

Tyco Electronics Group SA (Switzerland)(a)	7.125%	10/1/2037	3,500	3,800,020

Drugs 0.25%

Valeant Pharmaceuticals International†	8.375%	6/15/2016	1,950	2,028,000

Electric: Equipment/Components 0.03%

Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	200	213,000

Electric: Power 5.82%

Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	2,959,986
Arizona Public Service Co.	5.50%	9/1/2035	4,220	3,757,716
Black Hills Corp.	6.50%	5/15/2013	500	536,445
Black Hills Corp.	9.00%	5/15/2014	1,950	2,264,545
Cleco Power LLC	6.50%	12/1/2035	1,940	1,879,746
Energy East Corp.	6.75%	7/15/2036	2,450	2,707,225
Entergy Arkansas, Inc.	5.66%	2/1/2025	2,400	2,457,101
Entergy Louisiana LLC	6.50%	9/1/2018	2,600	2,853,185
Entergy Mississippi, Inc.	5.92%	2/1/2016	1,000	1,026,533
General Electric Capital Corp.	6.875%	1/10/2039	1,100	1,152,574
Indiantown Cogeneration LP	9.77%	12/15/2020	1,700	1,859,795

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	$3,780	$4,417,316
Listrindo Capital BV (Netherlands)†(a)	9.25%	1/29/2015	200	206,165
NiSource Finance Corp.	10.75%	3/15/2016	6,225	7,988,349
NV Energy, Inc.	8.625%	3/15/2014	2,300	2,354,625
PNM Resources, Inc.	9.25%	5/15/2015	225	240,750
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	241	257,867
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%	9/14/2016	750	775,500
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,053	2,328,466
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,800	4,699,734

Total				46,723,623

Electrical Equipment 0.43%

Amphenol Corp.	4.75%	11/15/2014	2,000	2,057,942
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,373,563

Total				3,431,505

Electrical: Household 0.46%

Legrand France SA (France)(a)	8.50%	2/15/2025	3,200	3,730,211

Electronics 0.62%

Sensus USA, Inc.	8.625%	12/15/2013	650	650,000
Thomas & Betts Corp.	5.625%	11/15/2021	4,225	4,356,296

Total				5,006,296

Electronics: Semi-Conductors/Components 1.08%

Agilent Technologies, Inc.	6.50%	11/1/2017	1,900	2,077,462
Flextronics International Ltd. (Singapore)(a)	6.50%	5/15/2013	1,390	1,428,225
KLA-Tencor Corp.	6.90%	5/1/2018	4,730	5,171,645

Total				8,677,332

Energy Equipment & Services 0.58%

Cameron International Corp.	6.375%	7/15/2018	942	1,030,617
EQT Corp.	6.50%	4/1/2018	1,100	1,203,300
EQT Corp.	8.125%	6/1/2019	961	1,151,975
Salton Sea Funding Corp.	7.475%	11/30/2018	713	788,202
Stone Energy Corp.	8.625%	2/1/2017	500	491,250

Total				4,665,344

Fertilizers 0.46%

Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	3,720,414

Financial: Miscellaneous 0.81%

Coso Geothermal Power Holdings†	7.00%	7/15/2026	1,865	1,785,433
Ford Motor Credit Co. LLC	5.504%#	6/15/2011	650	656,500
Ford Motor Credit Co. LLC	7.25%	10/25/2011	2,500	2,535,312
Ford Motor Credit Co. LLC	8.70%	10/1/2014	1,250	1,283,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial: Miscellaneous (continued)

NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	$250	$250,122

Total				6,510,733

Financial Services 2.49%

AES Red Oak LLC	8.54%	11/30/2019	1,735	1,787,102
Bank of America Corp.	7.375%	5/15/2014	750	844,114
Bear Stearns Cos. LLC	7.25%	2/1/2018	1,550	1,800,674
CCL Finance Ltd.†	9.50%	8/15/2014	200	224,000
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	1,200	1,260,000
FMR LLC†	6.45%	11/15/2039	1,250	1,210,972
Itabo Finance SA (Dominican Republic)† (a)	10.875%	10/5/2013	325	327,438
Lender Processing Services, Inc.	8.125%	7/1/2016	400	429,000
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,000	3,147,075
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	1,075	1,346,362
MU Finance plc (United Kingdom)† (a)	8.375%	2/1/2017	850	801,125
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	900	919,872
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	450	459,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	650	633,750
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,750	1,774,866
Teco Finance, Inc.	6.572%	11/1/2017	2,382	2,536,913
Teco Finance, Inc.	6.75%	5/1/2015	450	496,832

Total				19,999,095

Food 1.91%

B&G Foods, Inc.	7.625%	1/15/2018	200	202,500
CFG Investment SAC (Peru)† (a)	9.25%	12/19/2013	575	599,437
Corporacion Pesquera Inca SAC (Peru)† (a)	9.00%	2/10/2017	150	147,750
Kraft Foods, Inc.	6.50%	2/9/2040	8,825	9,275,984
M-Foods Holdings, Inc.†	9.75%	10/1/2013	1,350	1,400,625
Tate & Lyle International Finance plc (United Kingdom)† (a)	6.625%	6/15/2016	2,500	2,679,225
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,000	1,028,750

Total				15,334,271

Gaming 0.62%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	845	756,275
International Game Technology	7.50%	6/15/2019	2,650	3,027,874
Scientific Games Corp.	6.25%	12/15/2012	575	572,125
Turning Stone Casino Resort†	9.125%	9/15/2014	650	653,250

Total				5,009,524

Health Care Products 0.77%

Biogen Idec, Inc.	6.875%	3/1/2018	1,850	2,023,388
Biomet, Inc.	11.625%	10/15/2017	1,050	1,165,500
Boston Scientific Corp.	7.375%	1/15/2040	950	975,358
HCA, Inc.	7.875%	2/1/2011	400	412,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Products (continued)

HCA, Inc.	9.125%	11/15/2014	$1,050	$1,106,437
Inverness Medical Innovations, Inc.†	7.875%	2/1/2016	500	487,500

Total				6,170,183

Health Care Services 0.49%

DaVita, Inc.	6.625%	3/15/2013	2,000	2,015,000
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	1,000	997,500
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	875	885,938

Total				3,898,438

Household Equipment/Products 0.14%

Dollar General Corp.	10.625%	7/15/2015	1,000	1,100,000

Household Furnishings 0.26%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,300	1,303,250
Sealy Mattress Co.†	10.875%	4/15/2016	742	814,345

Total				2,117,595

Industrial Products 0.40%

Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	305	311,739
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	800	814,188
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	2,000	2,047,044

Total				3,172,971

Insurance 1.30%

Markel Corp.	7.125%	9/30/2019	3,200	3,376,144
Validus Holdings Ltd.	8.875%	1/26/2040	3,500	3,543,729
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,039,408
Willis North America, Inc.	7.00%	9/29/2019	1,375	1,446,928

Total				10,406,209

Investment Management Companies 1.40%
BlackRock, Inc.	5.00%	12/10/2019	625	630,349
BlackRock, Inc.	6.25%	9/15/2017	6,350	7,040,994
Equinox Holdings, Inc.†	9.50%	2/1/2016	450	445,500
Lazard Group LLC	7.125%	5/15/2015	2,900	3,088,807

Total				11,205,650

Leisure 1.27%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	1,950	2,235,792
Leslie’s Poolmart, Inc.	7.75%	2/1/2013	1,500	1,503,750
NCL Corp., Ltd.†	11.75%	11/15/2016	250	260,625
Seneca Gaming Corp.	7.25%	5/1/2012	1,275	1,249,500
Seneca Gaming Corp.	7.25%	5/1/2012	1,200	1,176,000
Speedway Motorsports, Inc.	6.75%	6/1/2013	2,349	2,319,637
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,350	1,431,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure (continued)
Total				$10,176,304

Lodging 0.90%

Hyatt Hotels Corp.†	5.75%	8/15/2015	$1,890	1,957,602
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,000	3,128,895
Wyndham Worldwide Corp.	7.375%	3/1/2020	2,100	2,116,109

Total				7,202,606

Machinery: Agricultural 0.57%

Lorillard Tobacco Co.	8.125%	6/23/2019	4,100	4,581,939

Machinery: Industrial/Specialty 0.12%

CPM Holdings, Inc.†	10.625%	9/1/2014	900	958,500

Machinery: Oil Well Equipment & Services 1.14%

National Oilwell Varco, Inc.	6.125%	8/15/2015	4,585	4,682,092
Pride International, Inc.	7.375%	7/15/2014	3,500	3,613,750
Pride International, Inc.	8.50%	6/15/2019	775	869,937

Total				9,165,779

Manufacturing 0.35%

Freedom Group, Inc.†	10.25%	8/1/2015	500	532,500
Freedom Group, Inc.†	10.25%	8/1/2015	250	266,250
Trinity Industries, Inc.	6.50%	3/15/2014	500	506,250
Tyco International Ltd. (Switzerland)(a)	7.00%	12/15/2019	750	873,848
Wabtec Corp.	6.875%	7/31/2013	600	609,000

Total				2,787,848

Media 2.86%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	2,000	2,077,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,150	4,555,102
Discovery Communications LLC	5.625%	8/15/2019	1,675	1,763,989
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	300	308,250
Rainbow National Services LLC†	8.75%	9/1/2012	3,885	3,982,125
Rainbow National Services LLC†	10.375%	9/1/2014	1,075	1,135,469
TCM Sub LLC†	3.55%	1/15/2015	1,500	1,510,774
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,304,486
Viacom, Inc.	4.375%	9/15/2014	1,300	1,362,962
Viacom, Inc.	6.75%	10/5/2037	925	974,681

Total				22,975,338

Metal Fabricating 0.65%

Owens-Brockway Glass Container, Inc.	7.375%	5/15/2016	1,700	1,763,750
Timken Co.	6.00%	9/15/2014	3,000	3,238,083
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	225	248,904

Total				5,250,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous 3.77%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	$6,025	$7,283,388
CII Carbon LLC†	11.125%	11/15/2015	1,725	1,729,312
Compass Minerals International, Inc.†	8.00%	6/1/2019	950	990,375
Newmont Mining Corp.	6.25%	10/1/2039	2,900	2,908,071
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	10,000	12,145,340
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	592,500
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	3,750	4,631,250

Total				30,280,236

Natural Gas 1.95%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	3,600	4,357,537
Source Gas LLC†	5.90%	4/1/2017	4,150	3,881,761
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,137
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,612,244

Total				15,635,679

Office Supplies 0.26%

Staples, Inc.	9.75%	1/15/2014	1,725	2,110,945

Oil 6.16%

Antero Resources Finance Corp.†	9.375%	12/1/2017	1,225	1,255,625
Brigham Exploration Co.	9.625%	5/1/2014	1,100	1,127,500
Concho Resources, Inc.	8.625%	10/1/2017	400	412,500
Continental Resources, Inc.	8.25%	10/1/2019	1,400	1,438,500
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	1,554	1,566,866
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.75%	11/1/2015	1,000	977,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	400	386,000
Holly Corp.†	9.875%	6/15/2017	950	978,500
Mariner Energy, Inc.	7.50%	4/15/2013	325	326,625
Mariner Energy, Inc.	11.75%	6/30/2016	1,400	1,568,000
Motiva Enterprises LLC†	6.85%	1/15/2040	3,125	3,388,094
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	3,800	4,291,215
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	2,700	2,770,513
Questar Market Resources, Inc.	6.80%	4/1/2018	2,675	2,942,455
Questar Market Resources, Inc.	6.80%	3/1/2020	535	590,744
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,300	1,315,159
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,000	1,096,250
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,285	4,440,773
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	4,750	5,264,078
Swift Energy Co.	7.125%	6/1/2017	1,200	1,143,000
Swift Energy Co.	8.875%	1/15/2020	600	621,000
Whiting Petroleum Corp.	7.25%	5/1/2012	2,100	2,121,000
Whiting Petroleum Corp.	7.25%	5/1/2013	550	558,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil (continued)

Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	$3,000	$3,504,762
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	4,375	5,412,627

Total				49,497,536

Oil: Crude Producers 4.37%

Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	4,965	6,003,897
Anadarko Petroleum Corp.	5.95%	9/15/2016	500	547,438
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,700	1,974,463
Cimarex Energy Co.	7.125%	5/1/2017	775	778,875
Crosstex Energy/Crosstex Energy Finance Corp.†	8.875%	2/15/2018	1,250	1,275,000
Enogex LLC†	6.25%	3/15/2020	4,000	4,054,000
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,191	1,352,435
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,079,709
Key Energy Services, Inc.	8.375%	12/1/2014	475	472,625
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,924	4,319,825
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	2,245	2,366,939
Noble Energy, Inc.	5.25%	4/15/2014	2,000	2,143,726
Petroleum Development Corp.	12.00%	2/15/2018	1,225	1,292,375
Range Resources Corp.	8.00%	5/15/2019	2,000	2,105,000
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,698,348
Southwestern Energy Co.	7.50%	2/1/2018	2,450	2,597,000

Total				35,061,655

Oil: Integrated Domestic 2.87%

Ferrellgas Partners LP	6.75%	5/1/2014	725	710,500
Frontier Oil Corp.	6.625%	10/1/2011	1,375	1,378,437
Frontier Oil Corp.	8.50%	9/15/2016	775	788,562
Hess Corp.	7.125%	3/15/2033	1,900	2,171,402
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,000,567
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,496,757
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,780,355
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,800	1,829,615
Questar Gas Co.	7.20%	4/1/2038	1,000	1,068,786
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,045	5,670,873
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,135,925

Total				23,031,779

Oil: Integrated International 0.44%

Nexen, Inc. (Canada)(a)	5.875%	3/10/2035	2,332	2,231,973
Questar Pipeline Co.	5.83%	2/1/2018	1,250	1,305,604

Total				3,537,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Paper & Forest Products 1.02%

Clearwater Paper Corp.†	10.625%	6/15/2016	$1,075	$1,198,625
Georgia-Pacific LLC	8.875%	5/15/2031	2,000	2,155,000
Glatfelter†	7.125%	5/1/2016	1,200	1,158,000
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,121,560
Potlatch Corp.	6.95%	12/15/2015	500	514,367
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	230	243,225
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	700	762,160

Total				8,152,937

Pollution Control 0.18%

Clean Harbors, Inc.	7.625%	8/15/2016	1,400	1,421,000

Real Estate Investment Trusts 1.01%

Digital Realty Trust LP†	5.875%	2/1/2020	750	742,958
Federal Realty Investment Trust	5.90%	4/1/2020	750	755,101
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,250	1,290,335
Simon Property Group LP	5.65%	2/1/2020	4,000	3,983,200
Tanger Properties LP	6.15%	11/15/2015	1,250	1,319,420

Total				8,091,014

Restaurants 0.13%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	1,000	1,020,000

Retail 0.55%

Arcos Dorados BV (Netherlands)†(a)	7.50%	10/1/2019	1,250	1,257,875
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	2,050	2,157,625
QVC, Inc.†	7.50%	10/1/2019	525	534,188
Vitamin Shoppe Industries, Inc.	7.75%#	11/15/2012	467	468,168

Total				4,417,856

Retail: Specialty 0.37%

Brown Shoe Co., Inc.	8.75%	5/1/2012	1,200	1,221,000
Kohl’s Corp.	6.875%	12/15/2037	750	840,870
Revlon Consumer Products Corp.†	9.75%	11/15/2015	450	464,625
Sonic Automotive, Inc.	8.625%	8/15/2013	410	413,075

Total				2,939,570

Services 0.37%

ARAMARK Corp.	5.00%	6/1/2012	175	168,438
Corrections Corp. of America	6.25%	3/15/2013	1,000	1,011,250
Iron Mountain, Inc.	7.75%	1/15/2015	1,625	1,645,312
Town Sports International Holdings, Inc.	11.00%#	2/1/2014	200	171,500

Total				2,996,500

Steel 1.70%

Allegheny Ludlum Corp.	6.95%	12/15/2025	350	333,638
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,472,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel (continued)

ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	$4,500	$5,678,951
CSN Islands XI Corp.†	6.875%	9/21/2019	1,350	1,377,000
Edgen Murray Corp.†	12.25%	1/15/2015	800	724,000
Valmont Industries, Inc.	6.875%	5/1/2014	1,000	1,035,000

Total				13,621,337

Storage Facilities 0.33%

Mobile Mini, Inc.	6.875%	5/1/2015	350	325,500
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2,350	2,350,000

Total				2,675,500

Technology 0.14%

Equinix, Inc.	8.125%	3/1/2018	650	650,000
ViaSystems, Inc.†	12.00%	1/15/2015	450	481,500

Total				1,131,500

Telecommunications 1.97%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,016,250
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,200	3,480,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	2,300	2,484,000
GCI, Inc.†	8.625%	11/15/2019	875	893,594
GeoEye, Inc.†	9.625%	10/1/2015	575	586,500
Global Crossing Ltd.†	12.00%	9/15/2015	425	464,312
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	900	927,000
Intelsat Ltd.†	8.50%	11/1/2019	600	610,500
Intelsat Subsidiary Holding Co. SA†	8.875%	1/15/2015	1,075	1,096,500
NII Capital Corp.†	10.00%	8/15/2016	1,150	1,253,500
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	500	591,875
ViaSat, Inc.†	8.875%	9/15/2016	400	409,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	1,900	2,042,500

Total				15,855,531

Textile Products 0.22%

Mohawk Industries, Inc.	6.50%	1/15/2011	1,750	1,793,750

Tobacco 1.49%

Altria Group, Inc.	7.75%	2/6/2014	600	692,590
Altria Group, Inc.	9.95%	11/10/2038	5,750	7,634,378
Universal Corp.	6.25%	12/1/2014	3,500	3,668,634

Total				11,995,602

Transportation: Miscellaneous 0.42%

Commercial Barge Line Co.	12.50%	7/15/2017	1,300	1,365,000
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	1,500	1,533,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous (continued)

Teekay Corp. (Canada)(a)	8.50%	1/15/2020	$450	$459,000

Total				3,357,750

Utilities: Electrical 1.89%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	3,725	3,780,875
IPALCO Enterprises, Inc.	8.625%	11/14/2011	2,700	2,814,750
Otter Tail Corp.	9.00%	12/15/2016	3,500	3,631,250
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	300	291,389
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,400	1,379,965
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	200	196,996
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,425	3,068,091

Total				15,163,316

Wholesale 0.10%

McJunkin Red Man Corp.†	9.50%	12/15/2016	775	780,813

Total Corporate Bonds (cost $611,101,247)				660,045,830

FLOATING RATE LOANS(b) 0.70%

Drugs 0.13%

Warner Chilcott Co. LLC Term Loan B2	5.75%	4/30/2015	373	373,453
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	158	158,300
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	339	339,682
Warner Chilcott plc Term Loan B	5.75%	4/30/2015	169	169,751

Total				1,041,186

Energy Equipment & Services 0.03%

Targa Resources, Inc. New Term Loan	6.00%	7/5/2016	250	251,250

Financial: Miscellaneous 0.12%

CIT Group, Inc. Term Loan 1A	13.00%	1/20/2012	900	931,969

Household Equipment/Products 0.06%

Dollar General Corp. Term Loan B1	2.979% - 2.999%	7/7/2014	512	498,309

Telecommunications 0.06%

Atlantic Broadband Finance LLC Term Loan B2	2.51%	9/1/2011	18	17,538
Atlantic Broadband Finance LLC Term Loan B2	6.75%	5/31/2013	477	478,836

Total				496,374

Utilities: Electrical 0.25%

Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.751% - 3.728%	10/10/2014	2,446	1,976,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utilities: Miscellaneous 0.05%

Sensus Metering Systems, Inc. Term Loan B3	6.75% - 7.00%	6/3/2013		$399	$400,618

Total Floating Rate Loans (cost $5,389,045)					5,596,430

FOREIGN BOND 0.29%

United Kingdom

Infinis plc†(c) (cost $2,476,937)	9.125%	12/15/2014	GBP	1,500	2,298,635

FOREIGN GOVERNMENT OBLIGATIONS 0.81%

Argentina 0.03%

Republic of Argentina(a)	8.28%	12/31/2033		381	250,291

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029		815	818,800

Brazil 0.04%

Federal Republic of Brazil(a)	5.625%	1/7/2041		300	281,250

Cayman Islands 0.10%

Cayman Islands Government†	5.95%	11/24/2019		800	793,054

Dominican Republic 0.01%

Dominican Republic†(a)	9.04%	1/23/2018		109	116,675

Lithuania 0.08%

Republic of Lithuania†(a)	6.75%	1/15/2015		600	637,395

Mexico 0.07%

United Mexican States(a)	5.875%	2/17/2014		500	560,000

Poland 0.04%

Republic of Poland(a)	6.375%	7/15/2019		312	336,648

Qatar 0.13%

State of Qatar†(a)	6.40%	1/20/2040		1,000	1,012,500

Russia 0.09%

Russia Eurobonds†(a)	7.50%	3/31/2030		658	748,804

Ukraine 0.06%

Ukraine Government†(a)	6.58%	11/21/2016		200	171,000
Ukraine Government†(a)	7.65%	6/11/2013		300	286,500

Total					457,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Venezuela 0.06%

Republic of Venezuela(a)	9.375%		1/13/2034	$700		$498,750

Total Foreign Government Obligations (cost $6,087,703)						6,511,667

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.02%

Federal Home Loan Mortgage Corp. 73 G IO	1095.35	%(d)	10/15/2020	—	(e)	8,328
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	28		26,430
Federal Home Loan Mortgage Corp. 181 F IO	494.14	%(d)	8/15/2021	3		27,280
Federal Home Loan Mortgage Corp. 1020 S IO	900.95	%(d)	12/15/2020	—	(e)	4,319
Federal Home Loan Mortgage Corp. 1032 IO	544.714	%(d)	12/15/2020	1	(e)	8,691
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00	%(d)	2/15/2021	—	(e)	5,258
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50	%(d)	2/15/2021	1	(e)	11,463
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50	%(d)	4/15/2021	—	(e)	4,592
Federal Home Loan Mortgage Corp. 1059 U IO	409.00	%(d)	4/15/2021	—	(e)	4,429
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607	%(d)	4/15/2021	1	(e)	18,856
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78	%(d)	5/15/2021	1		24,587
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	34		31,059
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497	%(d)	9/15/2021	—	(e)	7,468
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	70		64,566
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40	%(d)	11/15/2021	—	(e)	3,128
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00	%(d)	2/15/2022	—	(e)	1,051
Federal Home Loan Mortgage Corp. 1241 X IO	982.654	%(d)	4/15/2022	—	(e)	1,806
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	116		102,711
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	60		55,584
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		6,921,903
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	8,200		8,310,951
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	4,100		4,186,847
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	16		3,538
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	7		6,079
Federal National Mortgage Assoc. 1991-158 E IO	1008.00	%(d)	12/25/2021	—	(e)	5,489
Federal National Mortgage Assoc. 2009 M2 A2	3.334%		1/25/2019	4,400		4,417,172

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $23,995,952)						24,263,585

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.62%

Federal National Mortgage Assoc.(f) (cost $4,851,877)	5.268	%#	10/1/2035	4,854		4,939,457

MUNICIPAL BONDS 2.89%

Education 0.38%

Los Angeles CA Unif Sch Dist Build America Bds	5.75%		7/1/2034	1,335		1,248,198
Univ of AL Rev Build America Bds Ser A	6.28%		7/1/2039	1,795		1,799,829

Total						3,048,027

Housing 0.32%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%		1/15/2040	700		715,078
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds(g)	6.116%		1/15/2040	1,450		1,489,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Housing (continued)

Port of Seattle WA Rev Ser B1	7.00%	5/1/2036	$345	$350,427

Total				2,554,974

Other Revenue 0.59%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,715	1,697,232
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,100	1,106,765
FL Atlantic Univ Fin Corp Cap Impt Build America Bds(g)	7.589%	7/1/2037	670	682,804
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	1,250	1,277,050

Total				4,763,851

Sales Tax 0.35%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,800	2,785,524

Transportation 1.08%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,254,047
MD St Transn Auth Build America Bds	5.888%	7/1/2043	700	726,971
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,089,013
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	690	716,427
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	615	603,998
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	300	355,176
North TX Twy Auth Rev Build America Bds Ser B	6.718%	1/1/2049	1,150	1,227,498
NY St Metro Transn Auth Build America Bds	6.668%	11/15/2039	1,165	1,168,938
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	527,225

Total				8,669,293

Utilities 0.17%

Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%	5/15/2036	680	693,614
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	700	720,909

Total				1,414,523

Total Municipal Bonds (cost $23,039,488)				23,236,192

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.29%

Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	1,105	1,130,842
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	3,120	3,201,703
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	3,005	3,061,120
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.15%	10/12/2042	1,000	1,046,191
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	5,000	5,194,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	$7,415	$7,785,051
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116	%#	6/10/2044	3,000	3,082,950
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	5,499	5,775,864
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1	3.807	%#	10/14/2014	4,676	4,781,056
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974	%#	7/10/2045	3,000	3,048,788
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.337	%#	3/10/2044	3,670	3,689,498
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%		9/12/2037	3,000	3,042,299
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	1,480	1,517,285
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233	%#	11/12/2037	3,310	3,429,533
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	3,194	3,208,022
Morgan Stanley Capital I 2006-IQ11 A2	5.693	%#	10/15/2042	2,000	2,054,587
Morgan Stanley Capital I 2006-T23 AAB	5.797	%#	8/12/2041	2,525	2,689,777
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	769	773,212

Total Non-Agency Commercial Mortgage-Backed Securities (cost $55,435,920)					58,511,957

U.S. TREASURY OBLIGATION 0.07%

U.S. Treasury Bond (cost $592,321)	4.375%		11/15/2039	614	598,651

Total Long-Term Investments (cost $739,472,036)					792,539,326

SHORT-TERM INVESTMENT 0.23%

Repurchase Agreement

Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $1,870,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $1,881,688; proceeds: $1,841,104 (cost $1,841,102)				1,841	1,841,102

Total Investments in Securities 98.94% (cost $741,313,138)					794,380,428

Cash and Other Assets in Excess of Liabilities(h) 1.06%					8,500,262

Net Assets 100.00%					$802,880,690

IO Interest Only.

PO Principal Only.

#	Variable rate security. The interest rate represents the rate at February 28, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(e)	Amount is less than $1,000.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2010 (See Note 2 (e)).
(g)	Securities purchased on a when-issued basis (See Note 2 (f)).
(h)	Cash and Other Assets in Excess of Liabilities include net unrealized Depreciation on futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Open Futures Contracts at February 28, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2010	244	Short	$(28,666,188)	$(199,193)
U.S. 30-Year Treasury Bond	June 2010	190	Short	(22,360,625)	(275,185)

Totals				$(51,026,813)	$(474,378)

Open Forward Foreign Currency Exchange Contracts at February 28, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	3/5/2010	5,430,000	$1,398,223	$1,406,558	$8,335
Argentine peso	Buy	UBS AG	3/5/2010	235,000	60,210	60,873	663
Argentine peso	Buy	Goldman Sachs	4/9/2010	3,100,000	797,325	796,816	(509)
Argentine peso	Buy	Goldman Sachs	4/9/2010	425,000	109,819	109,241	(578)
Brazilian real	Buy	Barclays Bank plc	4/9/2010	1,995,000	1,135,458	1,095,848	(39,610)
Brazilian real	Buy	Barclays Bank plc	4/9/2010	200,000	108,225	109,859	1,634
Brazilian real	Buy	Barclays Bank plc	4/9/2010	100,000	54,304	54,930	626
Brazilian real	Buy	UBS AG	5/7/2010	2,060,000	1,078,139	1,125,296	47,157
British pound	Sell	Goldman Sachs	3/15/2010	500,000	813,650	762,331	51,319
British pound	Sell	Goldman Sachs	3/15/2010	1,024,251	1,662,432	1,561,637	100,795
Chilean peso	Buy	Goldman Sachs	5/7/2010	103,000,000	198,077	196,624	(1,453)
Chilean peso	Buy	Goldman Sachs	5/7/2010	265,000,000	504,281	505,878	1,597
Chilean peso	Buy	Barclays Bank plc	5/7/2010	177,000,000	326,207	337,888	11,681
Chinese yuan renminbi	Buy	UBS AG	3/5/2010	4,470,000	656,629	654,812	(1,817)
Chinese yuan renminbi	Buy	UBS AG	3/5/2010	515,000	75,469	75,443	(26)
Chinese yuan renminbi	Buy	UBS AG	3/5/2010	535,000	78,491	78,372	(119)
Colombian peso	Buy	UBS AG	3/5/2010	3,075,000,000	1,532,137	1,598,118	65,981
Colombian peso	Buy	UBS AG	3/5/2010	200,000,000	101,968	103,943	1,975
Czech koruna	Buy	Morgan Stanley	3/5/2010	35,820,000	2,078,088	1,882,417	(195,671)
Czech koruna	Buy	Morgan Stanley	3/5/2010	1,370,000	74,929	71,996	(2,933)
Czech koruna	Buy	Morgan Stanley	3/5/2010	4,010,000	217,777	210,734	(7,043)
Czech koruna	Buy	Barclays Bank plc	4/9/2010	48,175,000	2,662,485	2,530,013	(132,472)
Czech koruna	Buy	Barclays Bank plc	4/9/2010	3,000,000	161,869	157,552	(4,317)
Czech koruna	Buy	Barclays Bank plc	4/9/2010	1,740,000	94,673	91,380	(3,293)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	7,550,000	402,388	396,282	(6,106)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	2,600,000	136,066	136,468	402
euro dollar	Buy	Morgan Stanley	3/5/2010	275,000	375,831	374,452	(1,379)
euro dollar	Sell	Morgan Stanley	3/5/2010	395,000	577,125	537,849	39,276
euro dollar	Sell	Morgan Stanley	3/5/2010	65,000	91,934	88,507	3,427
euro dollar	Buy	Barclays Bank plc	5/7/2010	145,000	198,906	197,422	(1,484)
euro dollar	Sell	Barclays Bank plc	5/7/2010	248,100	345,028	337,796	7,232
Hong Kong dollar	Buy	Goldman Sachs	3/5/2010	3,750,000	484,183	483,123	(1,060)
Hong Kong dollar	Buy	Goldman Sachs	3/5/2010	2,900,000	374,222	373,615	(607)
Hong Kong dollar	Buy	Goldman Sachs	3/5/2010	1,570,000	202,070	202,268	198
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	19,145,000	2,470,004	2,467,078	(2,926)
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	855,000	110,129	110,177	48
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	1,600,000	205,856	206,180	324
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	1,170,000	150,639	150,770	131
Hong Kong dollar	Sell	Barclays Bank plc	4/9/2010	1,225,000	157,823	157,857	(34)
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	14,900,000	1,919,757	1,920,423	666
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	870,000	112,139	112,132	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hong Kong dollar	Sell	Morgan Stanley	5/7/2010	2,200,000	$283,321	$283,552	$(231)
Hungarian forint	Buy	UBS AG	4/9/2010	488,000,000	2,617,464	2,450,597	(166,867)
Hungarian forint	Buy	UBS AG	4/9/2010	24,000,000	123,584	120,521	(3,063)
Hungarian forint	Buy	UBS AG	4/9/2010	17,000,000	87,439	85,369	(2,070)
Hungarian forint	Buy	Morgan Stanley	5/7/2010	318,400,000	1,618,297	1,593,010	(25,287)
Hungarian forint	Buy	Morgan Stanley	5/7/2010	41,000,000	205,840	205,130	(710)
Indian rupee	Buy	UBS AG	4/9/2010	119,420,000	2,630,280	2,582,692	(47,588)
Indian rupee	Buy	UBS AG	4/9/2010	5,100,000	109,513	110,298	785
Indian rupee	Buy	UBS AG	4/9/2010	3,650,000	78,749	78,939	190
Indian rupee	Buy	Goldman Sachs	5/7/2010	11,160,000	239,588	240,708	1,120
Indonesian rupiah	Buy	UBS AG	3/5/2010	3,500,000,000	368,227	374,740	6,513
Indonesian rupiah	Sell	UBS AG	3/5/2010	700,000,000	74,008	74,948	(940)
Indonesian rupiah	Buy	Barclays Bank plc	4/9/2010	16,825,000,000	1,828,804	1,790,465	(38,339)
Indonesian rupiah	Buy	Barclays Bank plc	4/9/2010	1,000,000,000	106,101	106,417	316
Israeli new shekel	Buy	UBS AG	3/5/2010	1,615,000	426,178	427,341	1,163
Israeli new shekel	Buy	UBS AG	3/5/2010	425,000	112,493	112,458	(35)
Israeli new shekel	Buy	UBS AG	3/5/2010	290,000	77,790	76,736	(1,054)
Israeli new shekel	Buy	Morgan Stanley	5/7/2010	6,305,000	1,698,637	1,666,329	(32,308)
Israeli new shekel	Buy	UBS AG	6/25/2010	335,000	88,449	88,455	6
Malaysian ringgit	Buy	Goldman Sachs	4/9/2010	5,150,000	1,546,082	1,509,729	(36,353)
Malaysian ringgit	Buy	Goldman Sachs	4/9/2010	270,000	79,319	79,151	(168)
Malaysian ringgit	Buy	UBS AG	5/7/2010	165,000	48,572	48,296	(276)
Mexican peso	Buy	Barclays Bank plc	3/5/2010	3,730,000	293,101	291,803	(1,298)
Mexican peso	Buy	Barclays Bank plc	3/5/2010	1,750,000	134,605	136,905	2,300
Mexican peso	Buy	Barclays Bank plc	3/5/2010	4,000,000	308,477	312,925	4,448
Mexican peso	Buy	Barclays Bank plc	3/5/2010	1,485,000	112,863	116,173	3,310
Mexican peso	Buy	Barclays Bank plc	3/5/2010	3,425,000	267,421	267,942	521
Mexican peso	Buy	Barclays Bank plc	3/5/2010	1,030,000	79,026	80,578	1,552
Mexican peso	Sell	Barclays Bank plc	3/5/2010	4,200,000	326,724	328,572	(1,848)
Mexican peso	Buy	UBS AG	4/9/2010	26,200,000	2,031,197	2,041,747	10,550
Mexican peso	Buy	UBS AG	4/9/2010	2,100,000	160,673	163,651	2,978
Mexican peso	Buy	UBS AG	4/9/2010	2,150,000	165,315	167,548	2,233
Mexican peso	Buy	Morgan Stanley	5/7/2010	78,470,000	6,007,963	6,094,276	86,313
Mexican peso	Buy	Barclays Bank plc	5/7/2010	2,750,000	206,380	213,576	7,196
Mexican peso	Buy	Morgan Stanley	5/7/2010	1,750,000	136,001	135,912	(89)
Peruvian nuevo sol	Buy	Barclays Bank plc	3/5/2010	1,470,000	510,771	516,137	5,366
Peruvian nuevo sol	Sell	Barclays Bank plc	3/5/2010	1,130,000	395,312	396,758	(1,446)
Peruvian nuevo sol	Buy	Goldman Sachs	5/7/2010	1,170,000	410,094	410,610	516
Philippine peso	Buy	UBS AG	3/5/2010	120,000,000	2,592,072	2,600,847	8,775
Philippine peso	Buy	UBS AG	3/5/2010	5,700,000	122,501	123,540	1,039
Philippine peso	Buy	UBS AG	3/5/2010	3,700,000	79,416	80,193	777
Polish zloty	Buy	Goldman Sachs	3/5/2010	270,000	98,522	93,202	(5,320)
Polish zloty	Buy	Goldman Sachs	3/5/2010	450,000	157,762	155,337	(2,425)
Polish zloty	Buy	Goldman Sachs	3/5/2010	280,000	96,829	96,655	(174)
Polish zloty	Buy	Goldman Sachs	3/5/2010	750,000	258,042	258,896	854
Polish zloty	Buy	Barclays Bank plc	4/9/2010	11,285,000	4,008,169	3,885,653	(122,516)
Polish zloty	Buy	Barclays Bank plc	4/9/2010	390,000	134,827	134,285	(542)
Polish zloty	Buy	Barclays Bank plc	4/9/2010	640,000	213,873	220,365	6,492
Polish zloty	Buy	UBS AG	5/7/2010	11,265,000	3,894,959	3,869,328	(25,631)
Romanian new leu	Buy	Morgan Stanley	3/5/2010	4,420,000	1,529,677	1,462,873	(66,804)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-INCOME FUND February 28, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Romanian new leu	Buy	Morgan Stanley	3/5/2010	415,000	$141,783	$137,351	$(4,432)
Romanian new leu	Sell	Morgan Stanley	3/5/2010	920,000	302,035	304,489	(2,454)
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	5,540,000	1,850,986	1,813,711	(37,275)
Russian ruble	Buy	UBS AG	3/5/2010	76,300,000	2,560,953	2,548,050	(12,903)
Russian ruble	Buy	UBS AG	3/5/2010	3,555,000	117,665	118,720	1,055
Russian ruble	Sell	UBS AG	3/5/2010	1,875,000	60,078	62,616	(2,538)
Russian ruble	Sell	UBS AG	3/5/2010	2,280,000	74,775	76,141	(1,366)
Russian ruble	Sell	UBS AG	3/5/2010	6,000,000	195,994	200,371	(4,377)
Russian ruble	Buy	Barclays Bank plc	5/7/2010	2,650,000	87,056	87,860	804
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	520,000	375,018	369,911	(5,107)
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	680,000	490,337	483,730	(6,607)
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	150,000	107,833	106,705	(1,128)
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	170,000	121,100	120,932	(168)
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	125,000	89,076	88,921	(155)
Singapore dollar	Buy	Barclays Bank plc	3/5/2010	260,000	185,177	184,956	(221)
Singapore dollar	Buy	Morgan Stanley	4/9/2010	3,880,000	2,792,874	2,759,145	(33,729)
Singapore dollar	Buy	Morgan Stanley	4/9/2010	190,000	135,748	135,112	(636)
Singapore dollar	Buy	Morgan Stanley	4/9/2010	260,000	185,035	184,891	(144)
Singapore dollar	Buy	Goldman Sachs	5/7/2010	3,580,000	2,534,783	2,545,199	10,416
South African rand	Buy	Barclays Bank plc	4/9/2010	12,450,000	1,648,570	1,600,537	(48,033)
South African rand	Buy	Barclays Bank plc	4/9/2010	850,000	110,005	109,274	(731)
South African rand	Buy	Barclays Bank plc	4/9/2010	600,000	78,558	77,134	(1,424)
South African rand	Buy	Barclays Bank plc	4/9/2010	1,900,000	239,917	244,259	4,342
South African rand	Buy	Morgan Stanley	5/7/2010	11,080,000	1,451,934	1,416,865	(35,069)
South Korean won	Buy	UBS AG	3/5/2010	430,000,000	372,457	370,702	(1,755)
Taiwan dollar	Buy	Barclays Bank plc	4/9/2010	11,250,000	358,852	351,810	(7,042)
Taiwan dollar	Buy	Goldman Sachs	5/7/2010	1,300,000	40,740	40,772	32
Thai baht	Buy	UBS AG	4/9/2010	50,040,000	1,515,812	1,512,506	(3,306)
Thai baht	Buy	UBS AG	4/9/2010	2,600,000	78,807	78,587	(220)
Thai baht	Buy	Goldman Sachs	5/7/2010	1,600,000	48,455	48,345	(110)
Turkish lira	Buy	Morgan Stanley	3/5/2010	5,595,000	3,713,660	3,615,358	(98,302)
Turkish lira	Buy	Morgan Stanley	3/5/2010	220,000	146,345	142,159	(4,186)
Turkish lira	Buy	Morgan Stanley	3/5/2010	140,000	93,752	90,465	(3,287)
Turkish lira	Buy	Barclays Bank plc	4/9/2010	330,000	215,027	211,958	(3,069)
Turkish lira	Sell	Barclays Bank plc	4/9/2010	330,000	210,352	211,958	(1,606)
Turkish lira	Buy	Goldman Sachs	5/7/2010	5,620,000	3,718,899	3,592,147	(126,752)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(919,529)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.77%

ASSET-BACKED SECURITIES 9.90%

Automobiles 4.13%

Bank of America Auto Trust 2010-1A A2†	0.75%	6/15/2012	$15,000	$15,018,514
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%	4/15/2011	1,843	1,853,724
Capital Auto Receivables Asset Trust 2007-1 A3B	0.242%#	4/15/2011	3,968	3,966,324
Capital Auto Receivables Asset Trust 2007-3 A3B	0.532%#	9/15/2011	303	303,496
Capital Auto Receivables Asset Trust 2008-1 A3B	1.232%#	8/15/2012	12,781	12,831,926
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%	1/15/2012	1,645	1,663,553
CarMax Auto Owner Trust 2007-1 A3	5.24%	7/15/2011	365	366,676
CarMax Auto Owner Trust 2007-2 A3	5.23%	12/15/2011	1,577	1,599,453
CarMax Auto Owner Trust 2007-3 A3B	0.632%#	12/15/2011	2,134	2,134,787
CarMax Auto Owner Trust 2008-2 A2B	1.132%#	9/15/2011	3,580	3,587,544
CarMax Auto Owner Trust 2010-1 A2	0.83%	11/15/2012	8,000	8,003,120
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%	6/15/2011	3,750	3,773,513
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%	11/8/2011	19,845	19,915,358
Ford Credit Auto Owner Trust 2006-B A4	5.25%	9/15/2011	4,017	4,089,166
Ford Credit Auto Owner Trust 2007-A A3B	0.262%#	8/15/2011	2,026	2,025,008
Ford Credit Auto Owner Trust 2008-C A2B	1.132%#	1/15/2011	132	131,797
Ford Credit Auto Owner Trust 2009-B A2	2.10%	11/15/2011	26,320	26,457,335
Ford Credit Auto Owner Trust 2009-D A2	1.21%	1/15/2012	3,580	3,592,917
Ford Credit Auto Owner Trust 2009-E A2	0.80%	3/15/2012	29,105	29,129,978
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%	6/15/2012	298	300,901
Harley-Davidson Motorcycle Trust 2007-1 A3	5.22%	3/15/2012	52	52,314
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%	5/15/2012	453	456,096
Harley-Davidson Motorcycle Trust 2007-3 A3	0.582%#	6/15/2012	4,284	4,284,986
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%	5/15/2012	6,423	6,471,403
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%	7/15/2012	16,980	17,089,377
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%	10/15/2012	16,300	16,326,781
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%	8/15/2011	2,645	2,660,772
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%	8/15/2011	16,062	16,131,950
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%	2/21/2012	8,750	8,749,488
Hyundai Auto Receivables Trust 2007-A A3B	0.632%#	1/17/2012	6,401	6,405,051
Nissan Auto Receivables Owner Trust 2007-B A3	5.03%	5/16/2011	1,700	1,713,036
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%	7/15/2011	2,111	2,127,034
USAA Auto Owner Trust 2007-2 A3	4.90%	2/15/2012	614	620,597
USAA Auto Owner Trust 2009-1 A2	2.64%	8/15/2011	5,228	5,252,042
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%	5/21/2012	4,560	4,564,232

Total				233,650,249

Credit Cards 4.16%

American Express Credit Account Master Trust 2005-1 A	0.262%#	10/15/2012	3,000	2,999,846
American Express Credit Account Master Trust 2005-5 A	0.272%#	2/15/2013	5,028	5,026,213
American Express Credit Account Master Trust 2007-3 A	0.232%#	10/15/2012	10,171	10,170,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)

American Express Credit Account Master Trust 2007-4 A	0.222	%#	12/17/2012	$3,000	$2,999,188
American Express Issuance Trust 2005-1 A	0.262	%#	8/15/2011	14,500	14,487,721
Bank of America Credit Card Trust 2007-A7	0.231	%#	8/15/2012	1,246	1,245,891
Capital One Multi-Asset Execution Trust 2003-A5	0.522	%#	7/15/2013	12,730	12,734,758
Capital One Multi-Asset Execution Trust 2006-A9	0.247	%#	5/15/2013	8,600	8,593,702
Capital One Multi-Asset Execution Trust 2008-A4	1.532	%#	3/15/2013	14,322	14,329,223
Capital One Multi-Asset Execution Trust 2009-A1	1.333	%#	4/15/2013	15,614	15,656,442
Chase Issuance Trust 2007-A11	0.232	%#	7/16/2012	8,880	8,874,822
Chase Issuance Trust 2007-A6	0.232	%#	4/16/2012	5,000	4,999,041
Chase Issuance Trust 2009-A7	0.682	%#	9/17/2012	32,199	32,252,276
Citibank Credit Card Issuance Trust 2006-A6	0.239	%#	5/24/2012	5,749	5,746,776
Citibank Credit Card Issuance Trust 2007-A2	0.241	%#	5/21/2012	11,147	11,142,216
Discover Card Master Trust I 2003-3 A	0.431	%#	9/15/2012	16,000	16,000,776
Discover Card Master Trust I 2006-2 A2	0.262	%#	1/16/2014	14,000	13,924,880
MBNA Credit Card Master Note Trust 2003-A4	0.451	%#	9/17/2012	10,000	9,999,788
MBNA Credit Card Master Note Trust 2003-A8	0.421	%#	12/17/2012	28,550	28,528,039
MBNA Credit Card Master Note Trust 2005-A9	0.271	%#	4/15/2013	9,000	8,973,741
MBNA Credit Card Master Note Trust 2006-A3	0.251	%#	8/15/2012	6,730	6,729,473

Total					235,415,151

Home Equity 0.01%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	500	486,570

Other 1.60%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A1	1.833%		2/15/2016	18,300	18,254,031
Energy Texas Restoration Funding LLC 2009-A A1	2.12%		2/1/2016	17,060	17,282,249
RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	7,849	8,336,380
SLM Student Loan Trust 2007-2 A1	0.229	%#	4/25/2014	13,013	13,011,539
SLM Student Loan Trust 2007-3 A1	0.239	%#	10/27/2014	2,650	2,648,575
SLM Student Loan Trust 2007-7 A1	0.389	%#	10/25/2012	4,684	4,684,333
SLM Student Loan Trust 2008-5 A1	1.049	%#	10/25/2013	5,642	5,653,762
SLM Student Loan Trust 2008-6 A1	0.649	%#	10/27/2014	12,006	12,022,850
SLM Student Loan Trust 2008-8 A1	0.749	%#	10/27/2014	8,951	8,975,419

Total					90,869,138

Total Asset-Backed Securities (cost $559,331,211)					560,421,108

CORPORATE BONDS 51.55%

Aerospace/Defense 0.20%

Alliant Techsystems, Inc.	6.75%		4/1/2016	4,520	4,474,800
L-3 Communications Corp.	6.125%		7/15/2013	7,000	7,096,250

Total					11,571,050

Air Transportation 0.57%

Bristow Group, Inc.	6.125%		6/15/2013	4,926	4,852,110
Bristow Group, Inc.	7.50%		9/15/2017	200	197,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Air Transportation (continued)

Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	$7,500	$7,728,210
Southwest Airlines Co.†	10.50%	12/15/2011	17,400	19,680,722

Total				32,458,542

Apparel 0.97%

Levi Strauss & Co.	9.75%	1/15/2015	16,163	16,930,742
Phillips-Van Heusen Corp.	7.25%	2/15/2011	12,000	12,105,000
Phillips-Van Heusen Corp.	8.125%	5/1/2013	4,835	4,943,788
Warnaco Group, Inc.	8.875%	6/15/2013	20,400	20,961,000

Total				54,940,530

Automotive 0.19%

Oshkosh Corp.†	8.50%	3/1/2020	4,050	4,050,000
Roper Industries, Inc.	6.625%	8/15/2013	3,785	4,265,669
TRW Automotive, Inc.†	7.00%	3/15/2014	2,450	2,352,000

Total				10,667,669

Banks: Diversified 5.79%

Bank of America Corp.	2.10%	4/30/2012	48,800	49,867,744
Bank of America Corp.	7.375%	5/15/2014	5,950	6,696,642
Barclays Bank plc (United Kingdom)(a)	2.50%	1/23/2013	13,775	13,776,254
Barclays Bank plc (United Kingdom)(a)	5.20%	7/10/2014	9,250	9,904,696
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%	2/4/2013	12,000	12,052,212
Commonwealth Bank of Australia (Australia)†(a)	2.70%	11/25/2014	28,000	27,977,152
Deutsche Bank AG	0.551%#	1/19/2012	18,050	18,060,072
GMAC, Inc.	1.75%	10/30/2012	19,775	19,918,487
GMAC, Inc.†	8.30%	2/12/2015	3,000	3,033,750
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	27,330	27,665,120
Goldman Sachs Group, Inc. (The)	4.50%	6/15/2010	1,450	1,465,930
Goldman Sachs Group, Inc. (The)	5.15%	1/15/2014	4,000	4,275,496
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	27,280	28,587,667
Lloyds TSB Bank plc (United Kingdom)†(a)	4.375%	1/12/2015	10,000	9,843,590
Morgan Stanley	4.20%	11/20/2014	14,125	14,181,458
Morgan Stanley	5.30%	3/1/2013	23,975	25,534,238
Societe Financement de l’Economie Francaise (France)†(a)	2.375%	3/26/2012	15,500	15,676,545
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	37,790	39,399,589

Total				327,916,642

Banks: Money Center 1.76%

Asian Development Bank (Philippines)(a)	2.625%	2/9/2015	16,405	16,508,581
Deutsche Bank AG/London (United Kingdom)(a)	2.375%	1/11/2013	10,000	10,027,400
Deutsche Bank AG/London (United Kingdom)(a)	3.875%	8/18/2014	5,000	5,155,545
European Investment Bank (Luxembourg)(a)	2.875%	1/15/2015	17,150	17,428,482
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	10,010	10,335,956
Inter-American Development Bank	3.00%	4/22/2014	26,000	26,826,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Money Center (continued)

Western Corporate Federal Credit Union	1.75%	11/2/2012	$13,415	$13,531,697

Total				99,814,435

Beverages 0.36%

Anheuser-Busch InBev Worldwide, Inc.†	7.20%	1/15/2014	13,250	15,220,063
SABMiller plc (United Kingdom)†(a)	5.50%	8/15/2013	4,500	4,866,331

Total				20,086,394

Biotechnology Research & Production 0.53%

Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	12,323	12,631,075
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	7,450	8,288,125
Life Technologies Corp.	4.40%	3/1/2015	6,500	6,587,685
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	2,200	2,222,000

Total				29,728,885

Broadcasting 0.23%

Cox Communications, Inc.	5.45%	12/15/2014	5,750	6,315,283
Salem Communications Corp.†	9.625%	12/15/2016	6,440	6,681,500

Total				12,996,783

Building Materials 0.10%

Koppers, Inc.†	7.875%	12/1/2019	850	869,125
Texas Industries, Inc.	7.25%	7/15/2013	1,365	1,334,288
Texas Industries, Inc.	7.25%	7/15/2013	3,450	3,372,375

Total				5,575,788

Business Services 0.41%

Expedia, Inc.	8.50%	7/1/2016	9,900	10,890,000
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	6,525	6,427,145
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	5,500	5,802,500

Total				23,119,645

Cable Services 0.04%

Time Warner Cable, Inc.	6.20%	7/1/2013	2,250	2,491,659

Chemicals 1.52%

Airgas, Inc.†	7.125%	10/1/2018	11,250	12,431,250
Cytec Industries, Inc.	6.00%	10/1/2015	6,000	6,469,860
Huntsman International LLC	7.375%	1/1/2015	680	646,000
Huntsman International LLC	7.875%	11/15/2014	880	858,000
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	11,200	9,954,112
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	13,433	14,037,485
Mosaic Co. (The)†	7.375%	12/1/2014	3,318	3,547,991
Mosaic Co. (The)†	7.625%	12/1/2016	19,826	21,655,087
Nalco Co.	8.875%	11/15/2013	12,600	12,978,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)

Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	$3,000	$3,239,181

Total				85,816,966

Coal 1.24%

CONSOL Energy, Inc.	7.875%	3/1/2012	12,550	13,554,000
Drummond Co., Inc.	7.375%	2/15/2016	9,345	8,760,937
Drummond Co., Inc.†	9.00%	10/15/2014	975	979,875
Foundation PA Coal Co.	7.25%	8/1/2014	19,115	19,210,575
Peabody Energy Corp.	5.875%	4/15/2016	3,750	3,721,875
Peabody Energy Corp.	6.875%	3/15/2013	23,570	23,982,475

Total				70,209,737

Communications & Media 0.18%

Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	10,800	10,314,000

Computer Software 0.18%

Brocade Communications Systems, Inc.†	6.625%	1/15/2018	6,325	6,419,875
Intuit, Inc.	5.40%	3/15/2012	1,850	1,976,004
JDA Software Group, Inc.†	8.00%	12/15/2014	1,625	1,681,875

Total				10,077,754

Construction/Homebuilding 0.05%

Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,700	2,706,750

Consumer Products 0.23%

Elizabeth Arden, Inc.	7.75%	1/15/2014	11,070	11,125,350
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	2,100	2,131,500

Total				13,256,850

Containers 1.18%

Ball Corp.	6.875%	12/15/2012	18,700	19,027,250
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	8,030	8,311,050
Pactiv Corp.	5.875%	7/15/2012	2,025	2,175,567
Rexam plc (United Kingdom)†(a)	6.75%	6/1/2013	18,200	19,680,807
Rock-Tenn Co.	5.625%	3/15/2013	6,250	6,414,062
Rock-Tenn Co.	9.25%	3/15/2016	1,947	2,131,965
Rock-Tenn Co. Class A	8.20%	8/15/2011	3,895	4,216,337
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,849,900

Total				66,806,938

Copper 0.23%

Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	12,125	13,154,134

Diversified 1.03%

General Electric Capital Corp.	2.00%	9/28/2012	48,345	49,083,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified (continued)

Tyco Electronics Group SA (Switzerland)(a)	6.00%	10/1/2012	$8,750	$9,477,562

Total				58,561,032

Drugs 0.22%

Valeant Pharmaceuticals International†	8.375%	6/15/2016	11,700	12,168,000

Electric: Power 2.81%

Appalachian Power Co.	5.65%	8/15/2012	1,000	1,084,556
Arizona Public Service Co.	6.375%	10/15/2011	2,915	3,117,240
Black Hills Corp.	6.50%	5/15/2013	5,750	6,169,118
Black Hills Corp.	9.00%	5/15/2014	5,700	6,619,438
CenterPoint Energy, Inc.	7.25%	9/1/2010	3,230	3,318,211
Entergy Gulf States, Inc.	4.875%	11/1/2011	2,000	2,003,340
Entergy Gulf States, Inc.	5.25%	8/1/2015	1,361	1,363,319
Entergy Mississippi, Inc.	5.92%	2/1/2016	3,900	4,003,479
General Electric Capital Corp.	2.80%	1/8/2013	8,150	8,226,154
General Electric Capital Corp.	5.25%	10/19/2012	23,200	24,798,503
Indiantown Cogeneration LP	9.77%	12/15/2020	10,915	11,940,977
KCP&L Greater Missouri Operations Co.	7.95%	2/1/2011	1,125	1,180,932
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	21,050	24,599,072
Listrindo Capital BV (Netherlands)†(a)	9.25%	1/29/2015	1,700	1,752,404
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	13,848	14,297,687
Nevada Power Co.	7.375%	1/15/2014	3,000	3,374,298
NiSource Finance Corp.	10.75%	3/15/2016	8,700	11,164,440
NV Energy, Inc.	8.625%	3/15/2014	16,000	16,380,000
PNM Resources, Inc.	9.25%	5/15/2015	5,565	5,954,550
Portland General Electric Co.	7.875%	3/15/2010	1,500	1,503,203
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	959	1,025,797
SP PowerAssets Ltd. (Singapore)†(a)	5.00%	10/22/2013	150	159,638
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%	9/14/2016	4,750	4,911,500

Total				158,947,856

Electrical Equipment 0.62%

Amphenol Corp.	4.75%	11/15/2014	16,950	17,441,058
NorthWestern Corp.	5.875%	11/1/2014	17,000	17,454,597

Total				34,895,655

Electronics 0.02%

Sensus USA, Inc.	8.625%	12/15/2013	1,400	1,400,000

Electronics: Semi-Conductors/Components 0.48%

Agilent Technologies, Inc.	5.50%	9/14/2015	7,550	8,128,994
Flextronics International Ltd. (Singapore)(a)	6.50%	5/15/2013	8,561	8,796,428
National Semiconductor Corp.	0.504%#	6/15/2010	10,000	9,985,440

Total				26,910,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services 0.10%

Salton Sea Funding Corp.	7.475%	11/30/2018	$1,460	$1,614,754
Stone Energy Corp.	8.625%	2/1/2017	4,350	4,273,875

Total				5,888,629

Financial: Miscellaneous 0.30%

Ford Motor Credit Co. LLC	5.504%#	6/15/2011	2,000	2,020,000
Ford Motor Credit Co. LLC	7.25%	10/25/2011	7,850	7,960,881
Ford Motor Credit Co. LLC	8.70%	10/1/2014	3,900	4,004,103
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	2,825	2,826,379

Total				16,811,363

Financial Services 2.56%

AES Red Oak LLC	8.54%	11/30/2019	11,236	11,572,861
CCL Finance Ltd. (Brazil)†	9.50%	8/15/2014	300	336,000
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	6,525	6,851,250
Citigroup Funding, Inc.	1.875%	10/22/2012	44,000	44,429,044
Citigroup Funding, Inc.	2.25%	12/10/2012	16,650	16,994,405
FMR LLC†	4.75%	3/1/2013	6,915	7,083,664
Itabo Finance SA (Dominican Republic)†(a)	10.875%	10/5/2013	3,000	3,022,500
Lender Processing Services, Inc.	8.125%	7/1/2016	2,975	3,190,688
Marsh & McLennan Cos., Inc.	4.85%	2/15/2013	1,795	1,874,398
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	2,800	2,937,270
Marsh & McLennan Cos., Inc.	5.75%	9/15/2015	3,809	4,096,995
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	9,000	8,482,500
Nomura Holdings, Inc. (Japan)(a)	5.00%	3/4/2015	6,000	6,066,900
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.†	9.25%	4/1/2015	2,400	2,448,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	6,262	6,105,450
TD Ameritrade Holding Corp.	4.15%	12/1/2014	17,575	17,739,027
Teco Finance, Inc.	6.75%	5/1/2015	1,506	1,662,731

Total				144,893,683

Food 0.52%

B&G Foods, Inc.	7.625%	1/15/2018	1,625	1,645,312
CFG Investment SAC (Peru)†(a)	9.25%	12/19/2013	2,770	2,887,725
Kraft Foods, Inc.	6.75%	2/19/2014	500	568,380
M-Foods Holdings, Inc.†	9.75%	10/1/2013	12,435	12,901,312
Tate & Lyle International Finance plc (United Kingdom)†(a)	6.125%	6/15/2011	2,400	2,515,613
TreeHouse Foods, Inc.	7.75%	3/1/2018	8,625	8,872,969

Total				29,391,311

Food/Beverage 0.31%

Cadbury Schweppes US Finance LLC†	5.125%	10/1/2013	16,590	17,700,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.25%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	$4,910	$4,394,450
Scientific Games Corp.	6.25%	12/15/2012	6,175	6,144,125
Turning Stone Casino Resort†	9.125%	9/15/2014	3,627	3,645,135

Total				14,183,710

Health Care Products 0.97%

Biogen Idec, Inc.	6.00%	3/1/2013	2,170	2,363,653
Biomet, Inc.	11.625%	10/15/2017	2,200	2,442,000
Boston Scientific Corp.	4.25%	1/12/2011	11,200	11,447,856
Boston Scientific Corp.	4.50%	1/15/2015	13,125	13,086,662
Boston Scientific Corp.	6.00%	6/15/2011	9,325	9,762,025
HCA, Inc.	7.875%	2/1/2011	1,500	1,545,000
HCA, Inc.	8.75%	9/1/2010	5,685	5,841,338
HCA, Inc.	9.125%	11/15/2014	5,675	5,980,031
Inverness Medical Innovations, Inc.†	7.875%	2/1/2016	2,250	2,193,750

Total				54,662,315

Health Care Services 0.56%

DaVita, Inc.	6.625%	3/15/2013	9,920	9,994,400
Omega Healthcare Investors, Inc.	7.00%	4/1/2014	4,073	4,052,635
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	9,400	9,376,500
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	8,000	8,100,000

Total				31,523,535

Household Equipment/Products 0.30%

Dollar General Corp.	10.625%	7/15/2015	12,376	13,613,600
SC Johnson & Son, Inc.†	5.00%	12/15/2012	3,370	3,596,589

Total				17,210,189

Household Furnishings 0.21%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	9,870	9,894,675
Sealy Mattress Co.†	10.875%	4/15/2016	2,025	2,222,438

Total				12,117,113

Industrial Products 0.24%

Vulcan Materials Co.	1.504%#	12/15/2010	13,575	13,564,642

Insurance 0.13%

Willis North America, Inc.	5.625%	7/15/2015	7,390	7,594,784

Investment Management Companies 0.50%

BlackRock, Inc.	2.25%	12/10/2012	14,000	14,119,812
Equinox Holdings, Inc.†	9.50%	2/1/2016	3,500	3,465,000
Lazard Group LLC	7.125%	5/15/2015	9,950	10,597,805

Total				28,182,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.86%

Leslie’s Poolmart, Inc.	7.75%	2/1/2013	$13,040	$13,072,600
NCL Corp., Ltd.†	11.75%	11/15/2016	1,700	1,772,250
Seneca Gaming Corp.	7.25%	5/1/2012	5,725	5,610,500
Seneca Gaming Corp.	7.25%	5/1/2012	3,450	3,381,000
Speedway Motorsports, Inc.	6.75%	6/1/2013	19,941	19,691,737
Speedway Motorsports, Inc.	8.75%	6/1/2016	4,860	5,151,600

Total				48,679,687

Machinery: Industrial/Specialty 0.12%

CPM Holdings, Inc.†	10.625%	9/1/2014	6,165	6,565,725

Machinery: Oil Well Equipment & Services 0.57%

National Oilwell Varco, Inc.	6.125%	8/15/2015	10,662	10,887,779
Pride International, Inc.	7.375%	7/15/2014	20,665	21,336,612

Total				32,224,391

Manufacturing 0.36%

Freedom Group, Inc.†	10.25%	8/1/2015	7,385	7,865,025
Freedom Group, Inc.†	10.25%	8/1/2015	505	537,825
Trinity Industries, Inc.	6.50%	3/15/2014	1,450	1,468,125
Wabtec Corp.	6.875%	7/31/2013	10,303	10,457,545

Total				20,328,520

Media 1.85%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	16,050	16,671,938
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	9,899	10,865,291
Kabel Deutschland GmbH (Germany)(a)	10.625%	7/1/2014	4,630	4,873,075
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	1,550	1,592,625
Rainbow National Services LLC†	8.75%	9/1/2012	16,896	17,318,400
Rainbow National Services LLC†	10.375%	9/1/2014	14,420	15,231,125
TCM Sub LLC†	3.55%	1/15/2015	30,325	30,542,824
Viacom, Inc.	4.375%	9/15/2014	7,500	7,863,240

Total				104,958,518

Metal Fabricating 0.47%

Owens-Brockway Glass Container, Inc.	8.25%	5/15/2013	17,234	17,578,680
Timken Co.	6.00%	9/15/2014	7,725	8,338,064
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	725	802,023

Total				26,718,767

Metals & Minerals: Miscellaneous 2.17%

Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	38,700	46,782,921
Barrick Gold FinanceCo LLC (Canada)(a)	6.125%	9/15/2013	1,000	1,121,400
CII Carbon LLC†	11.125%	11/15/2015	7,430	7,448,575
Compass Minerals International, Inc.†	8.00%	6/1/2019	5,115	5,332,388
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	20,275	24,624,677
Silgan Holdings, Inc.	6.75%	11/15/2013	5,650	5,741,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)

Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	$27,000	$31,995,000

Total				123,046,773

Multi-Sector Companies 0.05%

General Electric Co.	5.00%	2/1/2013	2,450	2,631,219

Natural Gas 0.23%

Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,646,622
National Fuel Gas Co.	7.50%	11/22/2010	2,275	2,384,450
Source Gas LLC†	5.90%	4/1/2017	3,180	2,974,458
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Texas Eastern Transmission LP	7.30%	12/1/2010	4,500	4,701,478

Total				13,052,033

Office Supplies 0.27%

Staples, Inc.	9.75%	1/15/2014	12,275	15,021,359

Oil 2.63%

Antero Resources Finance Corp.†	9.375%	12/1/2017	7,300	7,482,500
Brigham Exploration Co.	9.625%	5/1/2014	8,135	8,338,375
Concho Resources, Inc.	8.625%	10/1/2017	2,500	2,578,125
Continental Resources, Inc.	8.25%	10/1/2019	8,950	9,196,125
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.75%	11/1/2015	5,700	5,571,750
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	4,500	4,342,500
Holly Corp.†	9.875%	6/15/2017	3,050	3,141,500
Mariner Energy, Inc.	7.50%	4/15/2013	1,425	1,432,125
Mariner Energy, Inc.	11.75%	6/30/2016	4,762	5,333,440
PC Financial Partnership	5.00%	11/15/2014	4,275	4,566,140
Petro-Canada (Canada)(a)	4.00%	7/15/2013	4,700	4,889,711
Premcor Refining Group, Inc. (The)	7.50%	6/15/2015	4,850	4,976,663
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	11,500	12,190,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	5,000	5,292,465
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,177,067
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	2,000	2,144,956
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,143,222
Swift Energy Co.	7.125%	6/1/2017	5,000	4,762,500
Swift Energy Co.	8.875%	1/15/2020	2,400	2,484,000
Whiting Petroleum Corp.	7.25%	5/1/2012	7,105	7,176,050
Whiting Petroleum Corp.	7.25%	5/1/2013	9,014	9,149,210
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	33,001	38,553,550

Total				148,921,974

Oil: Crude Producers 2.12%

Anadarko Petroleum Corp.	5.95%	9/15/2016	1,838	2,012,382
Anadarko Petroleum Corp.	7.625%	3/15/2014	2,300	2,671,333
Cimarex Energy Co.	7.125%	5/1/2017	550	552,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)

Comstock Resources, Inc.	6.875%	3/1/2012	$3,680	$3,689,200
Crosstex Energy/Crosstex Energy Finance Corp.†	8.875%	2/15/2018	6,400	6,528,000
Enogex LLC†	6.875%	7/15/2014	5,000	5,431,015
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	2,188	2,374,483
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	5,500	6,245,503
Key Energy Services, Inc.	8.375%	12/1/2014	2,150	2,139,250
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	14,473	15,934,754
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	24,550	25,634,447
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,447,015
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	6,950	7,604,836
Petroleum Development Corp.	12.00%	2/15/2018	7,787	8,215,285
Range Resources Corp.	7.375%	7/15/2013	12,000	12,240,000
Range Resources Corp.	8.00%	5/15/2019	4,750	4,999,375
Southeast Supply Header LLC†	4.85%	8/15/2014	9,080	9,423,460
Southwestern Energy Co.	7.50%	2/1/2018	2,645	2,803,700

Total				119,946,788

Oil: Integrated Domestic 1.14%

Enterprise Products Operating LLC	4.95%	6/1/2010	7,675	7,739,516
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.	6.75%	5/1/2014	400	392,000
Ferrellgas Partners LP	6.75%	5/1/2014	950	931,000
Frontier Oil Corp.	6.625%	10/1/2011	9,000	9,022,500
Frontier Oil Corp.	8.50%	9/15/2016	2,146	2,183,555
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,864,271
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	21,700	22,057,030
Rockies Express Pipeline LLC†	6.25%	7/15/2013	16,700	18,550,911

Total				64,740,783

Paper & Forest Products 1.15%

Clearwater Paper Corp.†	10.625%	6/15/2016	4,280	4,772,200
Georgia-Pacific LLC	8.125%	5/15/2011	8,900	9,389,500
Glatfelter†	7.125%	5/1/2016	6,800	6,562,000
Plum Creek Timberlands LP	5.875%	11/15/2015	24,115	25,580,710
Potlatch Corp.	6.95%	12/15/2015	1,500	1,543,101
SCA Finans AB (Sweden)†(a)	4.50%	7/15/2015	13,350	13,754,812
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	1,150	1,216,125
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	1,830	1,992,504

Total				64,810,952

Pollution Control 0.40%

Allied Waste North America, Inc.	6.125%	2/15/2014	5,540	5,669,514
Allied Waste North America, Inc.	7.25%	3/15/2015	9,000	9,358,641
Clean Harbors, Inc.	7.625%	8/15/2016	7,485	7,597,275

Total				22,625,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Publishing 0.05%

Scholastic Corp.	5.00%	4/15/2013	$2,685	$2,564,175

Railroads 0.07%

Union Pacific Corp.	5.45%	1/31/2013	3,575	3,878,929

Real Estate Investment Trusts 0.94%

Federal Realty Investment Trust	5.95%	8/15/2014	12,710	13,546,458
Federal Realty Investment Trust	6.00%	7/15/2012	9,000	9,648,153
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	6,250	6,451,675
Simon Property Group LP	5.10%	6/15/2015	14,300	14,932,060
Tanger Properties LP	6.15%	11/15/2015	8,282	8,741,949

Total				53,320,295

Restaurants 0.23%

Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	12,812	13,068,240

Retail 0.58%

Macy’s Retail Holdings, Inc.	6.625%	4/1/2011	15,980	16,619,200
Macy’s Retail Holdings, Inc.	7.45%	9/15/2011	7,275	7,656,937
Macy’s Retail Holdings, Inc.	10.625%	11/1/2010	6,360	6,678,000
QVC, Inc.†	7.50%	10/1/2019	2,050	2,085,875

Total				33,040,012

Retail: Specialty 0.32%

Brown Shoe Co., Inc.	8.75%	5/1/2012	6,600	6,715,500
J.C. Penney Corp., Inc.	8.00%	3/1/2010	7,910	7,910,000
Revlon Consumer Products Corp.†	9.75%	11/15/2015	1,555	1,605,537
Sonic Automotive, Inc.	8.625%	8/15/2013	1,936	1,950,520

Total				18,181,557

Savings & Loan 0.66%

U.S. Central Federal Credit Union	1.90%	10/19/2012	36,820	37,264,012

Services 0.85%

ARAMARK Corp.	5.00%	6/1/2012	7,490	7,209,125
Corrections Corp. of America	6.25%	3/15/2013	22,431	22,683,349
Iron Mountain, Inc.	7.75%	1/15/2015	15,575	15,769,687
Town Sports International Holdings, Inc.	11.00%	2/1/2014	2,566	2,200,345

Total				47,862,506

Steel 0.39%

ArcelorMittal (Luxembourg)(a)	9.00%	2/15/2015	4,325	5,203,710
Edgen Murray Corp.†	12.25%	1/15/2015	4,000	3,620,000
Valmont Industries, Inc.	6.875%	5/1/2014	12,575	13,015,125

Total				21,838,835

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.31%

Mobile Mini, Inc.	6.875%	5/1/2015	$1,504	$1,398,720
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	16,000	16,000,000

Total				17,398,720

Technology 0.23%

Equinix, Inc.	8.125%	3/1/2018	3,200	3,200,000
Fisher Scientific International, Inc.	6.125%	7/1/2015	4,110	4,274,770
ViaSystems, Inc.†	12.00%	1/15/2015	1,900	2,033,000
Vitamin Shoppe Industries, Inc.	7.75%#	11/15/2012	3,479	3,487,697

Total				12,995,467

Telecommunications 1.64%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	2,350	2,388,187
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	15,800	17,182,500
CenturyTel, Inc.	8.375%	10/15/2010	1,950	2,031,372
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	1,969	2,287,565
Credit Suisse NY	5.00%	5/15/2013	7,275	7,832,229
DigitalGlobe, Inc.†	10.50%	5/1/2014	12,000	12,960,000
France Telecom SA (France)(a)	7.75%	3/1/2011	6,371	6,799,373
GCI, Inc.	7.25%	2/15/2014	775	775,000
GCI, Inc.†	8.625%	11/15/2019	3,000	3,063,750
GeoEye, Inc.†	9.625%	10/1/2015	2,075	2,116,500
Global Crossing Ltd.†	12.00%	9/15/2015	1,100	1,201,750
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	5,259	5,416,770
Intelsat Ltd.†	8.50%	11/1/2019	2,750	2,798,125
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	6,325	6,451,500
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	4,250	4,422,308
NII Capital Corp.†	10.00%	8/15/2016	4,500	4,905,000
ViaSat, Inc.†	8.875%	9/15/2016	1,125	1,150,312
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	8,625	9,271,875

Total				93,054,116

Textile Products 0.22%

Mohawk Industries, Inc.	6.50%	1/15/2011	12,125	12,428,125

Tobacco 0.44%

Altria Group, Inc.	7.75%	2/6/2014	6,972	8,047,898
Reynolds American, Inc.	6.50%	7/15/2010	2,465	2,503,863
Universal Corp.	6.25%	12/1/2014	13,900	14,569,716

Total				25,121,477

Transportation: Miscellaneous 0.43%

Commercial Barge Line Co.	12.50%	7/15/2017	7,750	8,137,500
CSX Corp.	5.75%	3/15/2013	2,875	3,135,849
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	8,695	8,890,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous (continued)

Teekay Corp. (Canada)(a)	8.50%	1/15/2020	$4,300	$4,386,000

Total				24,549,986

Utilities: Electrical 1.60%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	13,335	13,535,025
IPALCO Enterprises, Inc.	8.625%	11/14/2011	17,620	18,368,850
Otter Tail Corp.	9.00%	12/15/2016	18,500	19,193,750
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	22,000	21,368,556
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	6,420	6,646,202
TECO Energy, Inc.	2.249%#	5/1/2010	11,333	11,351,394

Total				90,463,777

Wholesale 0.11%

McJunkin Red Man Corp.†	9.50%	12/15/2016	6,225	6,271,688

Total Corporate Bonds (cost $2,848,278,372)				2,917,894,017

FLOATING RATE LOANS(b) 1.07%

Chemicals 0.09%

Chemtura Debtor in Possession Term Loan A	6.00%	3/22/2011	5,000	5,031,250

Drugs 0.20%

Mylan, Inc. Term Loan B	3.50% - 3.563%	10/2/2014	967	958,522
Warner Chilcott Co. LLC Term Loan B2	5.75%	4/30/2015	3,729	3,734,526
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	1,579	1,583,000
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	3,390	3,396,824
Warner Chilcott plc Term Loan B1	5.75%	4/30/2015	1,695	1,697,512

Total				11,370,384

Energy Equipment & Services 0.08%

Targa Resources, Inc. New Term Loan	6.00%	7/5/2016	4,750	4,773,750

Financial: Miscellaneous 0.33%

CIT Group, Inc. Term Loan 1A	13.00%	1/20/2012	18,100	18,742,930

Health Care Products 0.17%

HCA, Inc. Term Loan B	2.501%	11/18/2013	10,000	9,509,090

Household Equipment/Products 0.01%

Dollar General Corp. Term Loan B1	2.979% - 2.9987%	7/7/2014	341	332,206

Telecommunications 0.01%

Atlantic Broadband Finance LLC Term Loan B2	2.51%	9/1/2011	18	17,538
Atlantic Broadband Finance LLC Term Loan B2	6.75%	5/31/2013	477	478,836

Total				496,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utilities: Electrical 0.17%

Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.728% - 3.7506%	10/10/2014	$4,992	$4,034,107
Texas Competitive Electric Holdings Co. LLC Term Loan B2	1.00%	10/10/2014	7,000	5,660,375

Total				9,694,482

Utilities: Miscellaneous 0.01%

Sensus Metering Systems, Inc. Term Loan B3	6.75% - 7.00%	6/3/2013	399	400,619

Total Floating Rate Loans (cost $60,112,373)				60,351,085

FOREIGN BOND(c) 0.31%

United Kingdom

Infinis plc† (cost $19,044,028)	9.125%	12/15/2014	11,500	17,622,868

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.72%

Federal Home Loan Mortgage Corp. 1671 JA	0.65%#	1/15/2024	162	162,041
Federal Home Loan Mortgage Corp. K004 A1	3.413%	5/25/2019	16,142	16,426,196
Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	44,800	45,622,860
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	24,533	24,771,941
Federal National Mortgage Assoc. 2010-M1 A1	3.305%	6/25/2019	10,000	10,051,000

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $96,403,827)				97,034,038

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.93%

Federal Home Loan Mortgage Corp.	4.492%#	5/1/2039	3,681	3,819,969
Federal Home Loan Mortgage Corp.	5.133%#	7/1/2037	9,257	9,775,321
Federal Home Loan Mortgage Corp.	5.514%#	7/1/2037	3,874	4,020,651
Federal Home Loan Mortgage Corp.	6.00%	8/1/2013	55	58,361
Federal Home Loan Mortgage Corp.	6.50%	5/1/2014 - 4/1/2029	229	251,294
Federal National Mortgage Assoc.	3.18%	11/1/2014	26,165	26,747,087
Federal National Mortgage Assoc.(d)	5.667%#	10/1/2038	3,470	3,671,296
Federal National Mortgage Assoc.	5.722%#	10/1/2036	2,067	2,164,686
Federal National Mortgage Assoc.	5.926%#	5/1/2036	302	315,465
Federal National Mortgage Assoc.	5.974%#	8/1/2036	511	533,102
Federal National Mortgage Assoc.(d)	5.978%#	12/1/2036	897	938,676
Federal National Mortgage Assoc.	6.00%	7/1/2014	43	46,390
Federal National Mortgage Assoc.	6.50%	4/1/2011 - 6/1/2015	179	193,203

Total Government Sponsored Enterprises Pass-Throughs (cost $51,390,790)				52,535,501

MUNICIPAL BOND 0.25%

Education

PA Higher Ed Assistance Agy Ser 2 Class A-1 (cost $14,335,719)	0.886%	4/25/2019	14,300	14,338,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 29.95%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%	4/15/2036	$20,499	$21,158,633
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	14,815	15,525,308
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	21,365	22,645,501
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	1,232	1,252,877
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%	7/10/2042	494	494,212
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	14,755	15,100,062
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%	7/10/2043	6,776	6,784,876
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	32,639	32,916,945
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	21,000	21,549,923
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	10,718	10,890,253
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.179%#	9/10/2047	26,125	27,152,619
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%	7/10/2044	276	280,725
Banc of America Commercial Mortgage, Inc. 2006-3 A2	5.806%	7/10/2044	611	638,779
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%	7/10/2046	1,170	1,190,682
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP2 A2	6.48%	2/15/2035	16,706	17,271,404
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%	10/15/2036	150	152,153
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%	10/15/2036	21,357	22,751,461
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR8 A1	4.212%	6/11/2041	49	49,169
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	1,268	1,272,585
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%	10/12/2042	357	358,388
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	15,595	15,666,236
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%#	10/12/2042	35,345	36,977,628
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	490	499,261
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.694%#	9/11/2038	6,445	6,845,293
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%	12/11/2038	9,715	10,092,290
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.463%#	4/12/2038	300	305,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%	10/12/2041	$1,450	$1,522,363
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	2,005	2,004,629
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%	5/15/2043	9,600	9,778,431
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	504	504,048
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%	10/15/2048	116	117,672
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	20,372	20,834,063
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%	6/10/2044	22,085	22,695,653
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%	2/15/2039	52	51,980
Credit Suisse Mortgage Capital 2006-C1 AAB	5.548%#	2/15/2039	8,450	8,730,352
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	20,709	21,750,687
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	20,196	20,898,807
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%	12/15/2035	10,515	10,913,526
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	25,175	26,743,815
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	16,151	16,941,890
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	17,421	18,407,638
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	16,676	17,424,602
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	11,740	12,335,985
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	6,365	6,638,044
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	15,609	16,258,402
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	15,400	15,324,366
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%	8/15/2038	10,500	10,896,358
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%	8/15/2038	14,853	15,063,916
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	16,475	16,874,522
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1	3.807%#	10/14/2014	33,755	34,515,157
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%	10/15/2015	10,500	10,836,167
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	14,000	14,611,684
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	29,460	31,020,936
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	16,315	17,340,848
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	20,070	21,121,022
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	17,020	17,830,860
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%	1/10/2038	2,660	2,773,807
GE Capital Commercial Mortgage Corp. 2003-C2 A2	4.17%	7/10/2037	3,942	3,962,645
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	16,750	17,615,037
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	100	100,900
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	8,383	8,484,883
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	17,500	17,784,599
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	184	185,521

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.274%#	3/10/2044	$374	$378,991
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A1	5.785%	11/15/2039	2,367	2,400,424
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	17,000	17,906,717
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	14,965	15,792,154
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	3,983	4,171,596
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	3,049	3,077,760
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%	5/10/2036	6,220	6,360,334
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.487%#	5/10/2040	16,065	17,102,924
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	697	696,193
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	7,070	7,389,263
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	6,439	6,454,909
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	1,120	1,145,536
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	6,943	7,254,675
GS Mortgage Securities Corp. II 2003-C1 A3	4.608%	1/10/2040	8,000	8,235,602
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	4,951	5,091,152
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	888	893,304
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%	4/15/2035	7,513	7,840,536
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	12,285	12,972,359
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	7,763	7,919,753
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	8,405	8,846,931
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	4,368	4,577,388
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	6,249	6,541,371
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB4 A3	6.162%	5/12/2034	7,777	8,256,930
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	10,667	11,203,634
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A1	4.275%	1/12/2037	1,307	1,336,358
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-C1 A2	4.985%	1/12/2037	13,598	14,198,958
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	812	831,447
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A2	5.255%	7/12/2037	2,000	2,103,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%	1/12/2038	$7,872	$7,933,423
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	12,800	13,003,668
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	11,775	11,941,024
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	5,827	5,839,414
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	22,499	22,560,715
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	18,438	18,537,447
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2,000	2,073,619
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	2,497	2,518,060
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB15 A1	4.745%	6/12/2043	1,197	1,220,005
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A1	5.279%	12/12/2043	6,277	6,464,640
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%	12/15/2028	32,470	34,040,886
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	5,905	6,250,015
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%	3/15/2031	5,695	6,095,014
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%	9/15/2031	14,009	14,655,097
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%	12/15/2031	5,377	5,658,607
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%	3/15/2032	19,869	20,528,160
LB-UBS Commercial Mortgage Trust 2003-C7 A4	4.931%	9/15/2035	14,080	14,582,428
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%	3/15/2029	153	153,509
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	361	361,239
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%	10/15/2029	176	175,590
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	5,855	5,866,038
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	1,630	1,635,629
LB-UBS Commercial Mortgage Trust 2005-C1 AAB	4.568%	2/15/2030	360	371,569
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	11,090	11,291,824
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%	7/15/2030	800	825,631
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	29,606	30,351,846
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%	11/15/2030	369	370,307
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%	11/15/2030	13,767	13,891,708
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%	11/15/2030	10,000	10,470,167
LB-UBS Commercial Mortgage Trust 2006-C1 A1	5.018%	2/15/2031	356	358,774
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	5.857%#	6/15/2032	7,000	7,410,080
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%	7/12/2034	15,175	16,003,616
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%	2/12/2042	254	256,002
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	16,315	16,606,675
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	22,085	22,601,460
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.212%#	11/12/2037	3,733	3,786,318
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%#	11/12/2037	27,665	28,664,058
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.233%#	11/12/2037	8,275	8,654,886
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	1,456	1,479,707
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%	1/12/2044	10,150	10,622,681
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	30,644	30,782,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	$15,132	$15,115,030
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	707	716,737
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	47,425	48,525,578
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%	7/12/2046	213	216,809
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	1,041	1,042,725
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	910	914,854
Morgan Stanley Capital I 2004-T13 A2	3.94%	9/13/2045	981	988,711
Morgan Stanley Capital I 2005-HQ7 A4	5.207%#	11/14/2042	13,500	13,898,478
Morgan Stanley Capital I 2005-IQ10 A1	4.914%	9/15/2042	513	516,634
Morgan Stanley Capital I 2005-IQ9 A2	4.30%	7/15/2056	562	562,404
Morgan Stanley Capital I 2005-T19 A4A	4.89%	6/12/2047	25,233	26,037,913
Morgan Stanley Capital I 2006-HQ10 A2	5.283%	11/12/2041	4,180	4,274,371
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	38,170	39,211,801
Morgan Stanley Capital I 2006-IQ12 A2	5.283%	12/15/2043	4,000	4,127,068
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	14,890	15,018,550
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	17,262	18,017,925
Morgan Stanley Dean Witter Capital I 2002-IQ2 A4	5.74%	12/15/2035	1,875	1,974,025
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	1,191	1,204,282
Salomon Brothers Mortgage Securities VII, Inc. 2000-C2 A2	7.455%	7/18/2033	1,813	1,817,077
Salomon Brothers Mortgage Securities VII, Inc. 2001-C2 A3	6.499%	11/13/2036	4,865	5,110,453
Salomon Brothers Mortgage Securities VII, Inc. 2002-KEY2 A3	4.865%	3/18/2036	4,165	4,336,859
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	27,000	28,776,011
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	13,050	13,678,468
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	9,660	9,708,099
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%	6/15/2035	3,680	3,745,164
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,850	4,043,978
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	5,610	5,670,862
Wachovia Bank Commercial Mortgage Trust 2003-C8 A2	3.894%	11/15/2035	5,766	5,756,611
Wachovia Bank Commercial Mortgage Trust 2004-C15 A2	4.039%	10/15/2041	856	864,707
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	1,289	1,309,282
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	12,041	12,107,089
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.208%#	10/15/2044	14,547	15,272,725

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2005-C22 APB	5.275	%#	12/15/2044	$1,855	$1,948,460
Wachovia Bank Commercial Mortgage Trust 2006-C23 A1	5.203%		1/15/2045	472	474,623

Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,654,588,703)					1,695,577,973

PASS-THROUGH AGENCIES 0.00%

Government National Mortgage Assoc.	3.125	%#	11/20/2020	10	10,059
Government National Mortgage Assoc.	3.125	%#	11/20/2027	6	6,365
Government National Mortgage Assoc.	3.125	%#	12/20/2027	8	8,076
Government National Mortgage Assoc.	3.625	%#	9/20/2031	16	16,124
Government National Mortgage Assoc.	4.50	%#	1/20/2018	20	20,865
Government National Mortgage Assoc.	7.00%		4/15/2028	11	11,791
Government National Mortgage Assoc.	10.50%		3/15/2019	14	15,586

Total Pass-Through Agencies (cost $84,910)					88,866

U.S. TREASURY OBLIGATION 0.09%

U.S. Treasury Note (cost $5,170,415)	2.25%		1/31/2015	5,198	5,201,254

Total Long-Term Investments (cost $5,308,740,348)					5,421,064,748

SHORT-TERM INVESTMENTS 3.98%

REPURCHASE AGREEMENTS

Repurchase Agreement dated 2/26/2010, 0.08% due 3/1/2010 with JPMorgan & Chase Co., collateralized by $219,760,000 of Federal Farm Credit Bank at 0.149% due 1/25/2012; value: $219,598,819; proceeds: $215,248,435				215,247	215,247,000
Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $10,335,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $10,399,594; proceeds: $10,192,046				10,192	10,192,037

Total Short-Term Investments (cost $225,439,037)					225,439,037

Total Investments in Securities 99.75% (cost $5,534,179,385)					5,646,503,785

Foreign Cash and Other Assets in Excess of Liabilities(e) 0.25%					14,291,752

Net Assets 100.00%					$5,660,795,537

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate at February 28, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of February 28, 2010 (See Note 2(e)).
(e)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized Appreciation (Depreciation) on open futures contracts and forward foreign currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-SHORT DURATION INCOME FUND February 28, 2010

Open Future Contracts at February 28, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	March 2010	1,783	Short	$(208,694,578)	$(1,523,316)

Open Forward Foreign Currency Exchange Contracts at February 28, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	3/15/2010	9,128,262	$14,961,885	$14,054,733	$907,152
British pound	Sell	Goldman Sachs	3/15/2010	2,500,000	$4,068,250	$3,811,655	$256,595

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,163,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 101.13%

ASSET-BACKED SECURITIES 8.47%

Automobiles 3.02%

Capital Auto Receivables Asset Trust 2007- 4A A3B	0.932	%#	12/15/2011	$4,551	$4,557,973
Capital Auto Receivables Asset Trust 2008-1 A3B	1.232	%#	8/15/2012	5,034	5,053,805
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	5,757	5,822,435
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	1,461	1,486,969
Ford Credit Auto Owner Trust 2008-C A2B	1.132	%#	1/15/2011	266	266,230
Ford Credit Auto Owner Trust 2009-D A2	1.21%		1/15/2012	6,150	6,172,190
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	482	487,947
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%		5/15/2012	1,686	1,698,500
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	7,707	7,765,684
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	5,500	5,535,428
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	6,702	6,740,622
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	5,869	5,914,790
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	6,325	6,330,870

Total					57,833,443

Credit Cards 4.28%

American Express Credit Account Master Trust 2005-1 A	0.262	%#	10/15/2012	5,995	5,994,692
American Express Credit Account Master Trust 2008-1 A	0.681	%#	8/15/2013	3,000	3,008,207
American Express Issuance Trust 2007-1 A	0.432	%#	9/15/2011	1,215	1,215,116
Bank of America Credit Card Trust 2007-A2	0.251	%#	6/17/2013	6,000	5,976,039
Capital One Multi-Asset Execution Trust 2003-A5	0.521	%#	7/15/2013	11,250	11,254,205
Capital One Multi-Asset Execution Trust 2006-A9	0.247	%#	5/15/2013	4,600	4,596,631
Chase Issuance Trust 2007-A6	0.231	%#	4/16/2012	5,873	5,871,874
Chase Issuance Trust 2009-A7	0.682	%#	9/17/2012	8,170	8,183,518
Citibank Credit Card Issuance Trust 2007-A2	0.241	%#	5/21/2012	13,200	13,194,335
Discover Card Master Trust I 2003-3 A	0.431	%#	9/15/2012	7,350	7,350,357
Discover Card Master Trust I 2007-3 A1	0.241	%#	10/16/2012	5,440	5,439,070
MBNA Credit Card Master Note Trust 2003-A8	0.421	%#	12/17/2012	9,694	9,686,543

Total					81,770,587

Home Equity 0.16%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	3,110	3,024,192

Other 1.01%

CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%		8/15/2019	9,800	9,847,176
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%		8/1/2019	9,250	9,406,581

Total					19,253,757

Total Asset-Backed Securities (cost $161,310,769)					161,881,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CORPORATE BONDS 37.66%

Air Transportation 0.11%

Bristow Group, Inc.	6.125%	6/15/2013	$2,196	$2,163,060

Apparel 0.27%

Phillips-Van Heusen Corp.	7.25%	2/15/2011	3,451	3,481,196
Warnaco Group, Inc.	8.875%	6/15/2013	1,650	1,695,375

Total				5,176,571

Auto Parts: Original Equipment 0.09%

ITC Holdings Corp.†	5.50%	1/15/2020	1,585	1,625,167

Automotive 0.38%

Roper Industries, Inc.	6.25%	9/1/2019	4,245	4,570,714
Roper Industries, Inc.	6.625%	8/15/2013	2,321	2,615,751

Total				7,186,465

Banks: Diversified 6.24%

Bank of America Corp.	2.10%	4/30/2012	17,500	17,882,900
Bank of America Corp.	7.375%	5/15/2014	3,300	3,714,104
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	3,085	3,413,148
Canadian Imperial Bank of Commerce (Canada)† (a)	2.00%	2/4/2013	3,800	3,816,534
CIT Group, Inc.	7.00%	5/1/2017	3,690	3,274,875
Commonwealth Bank of Australia (Australia)† (a)	2.70%	11/25/2014	11,730	11,720,428
Credit Suisse AG (Switzerland)(a)	5.40%	1/14/2020	3,523	3,545,064
Credit Suisse NY	5.30%	8/13/2019	3,845	3,946,262
Discover Bank	8.70%	11/18/2019	1,310	1,415,725
GMAC, Inc.	1.75%	10/30/2012	6,940	6,990,357
GMAC, Inc.†	8.30%	2/12/2015	745	753,381
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	5,500	5,567,441
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,193,457
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,341	5,269,575
JPMorgan Chase & Co.	6.00%	1/15/2018	4,500	4,881,483
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	8,870	9,295,183
Lloyds TSB Bank plc (United Kingdom)† (a)	5.80%	1/13/2020	3,375	3,271,860
Morgan Stanley	6.25%	8/28/2017	1,885	1,992,566
Morgan Stanley	6.625%	4/1/2018	8,025	8,551,857
Societe Financement de l’Economie Francaise (France)† (a)	3.375%	5/5/2014	18,030	18,797,952

Total				119,294,152

Banks: Money Center 1.42%

Asian Development Bank (Philippines)(a)	2.625%	2/9/2015	6,135	6,173,737
European Investment Bank (Luxembourg)(a)	2.875%	1/15/2015	7,740	7,865,682
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	3,785	3,908,251
Inter-American Development Bank	3.00%	4/22/2014	8,910	9,193,329

Total				27,140,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production 0.20%

Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	$1,510	$1,679,875
Life Technologies Corp.	4.40%	3/1/2015	1,570	1,591,179
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	640	646,400

Total				3,917,454

Broadcasting 0.15%

Cox Communications, Inc.†	9.375%	1/15/2019	500	640,358
Grupo Televisa SA (Mexico)(a)	6.00%	5/15/2018	1,744	1,804,499
Salem Communications Corp.†	9.625%	12/15/2016	345	357,938

Total				2,802,795

Brokers 0.43%

Raymond James Financial, Inc.	8.60%	8/15/2019	7,231	8,220,201

Building Materials 0.19%

Martin Marietta Materials, Inc.	6.25%	5/1/2037	1,720	1,630,758
Texas Industries, Inc.	7.25%	7/15/2013	405	395,888
Texas Industries, Inc.	7.25%	7/15/2013	1,615	1,578,662

Total				3,605,308

Business Services 0.10%

Expedia, Inc.	7.456%	8/15/2018	680	757,350
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,070	1,128,850

Total				1,886,200

Chemicals 0.86%

Airgas, Inc.†	7.125%	10/1/2018	4,990	5,513,950
Huntsman International LLC	7.375%	1/1/2015	1,215	1,154,250
Huntsman International LLC	7.875%	11/15/2014	575	560,625
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,920	5,898,611
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,457,422
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	793,599

Total				16,378,457

Coal 0.43%

CONSOL Energy, Inc.	7.875%	3/1/2012	3,885	4,195,800
Drummond Co., Inc.	7.375%	2/15/2016	4,330	4,059,375

Total				8,255,175

Communications & Media 0.10%

Digicel Group Ltd. (Jamaica)† (a)	8.25%	9/1/2017	1,950	1,862,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Communications Technology 0.13%

American Tower Corp.†	7.25%	5/15/2019	$2,156	$2,436,280

Computer Software 0.70%

BMC Software, Inc.	7.25%	6/1/2018	3,140	3,507,666
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	4,985	5,059,775
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	2,000	2,050,000
Intuit, Inc.	5.75%	3/15/2017	1,912	2,038,085
JDA Software Group, Inc.†	8.00%	12/15/2014	725	750,375

Total				13,405,901

Construction/Homebuilding 0.12%

Odebrecht Finance Ltd.†	7.00%	4/21/2020	2,300	2,334,500

Consumer Products 0.30%

Ralcorp Holdings, Inc.†	6.625%	8/15/2039	5,385	5,343,374
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	475	482,125

Total				5,825,499

Containers 0.71%

Ball Corp.	6.875%	12/15/2012	2,240	2,279,200
Pactiv Corp.	7.95%	12/15/2025	380	418,131
Rexam plc (United Kingdom)† (a)	6.75%	6/1/2013	6,827	7,382,465
Sealed Air Corp.†	6.875%	7/15/2033	3,575	3,485,468

Total				13,565,264

Copper 0.10%

Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	1,750	1,898,535

Diversified 1.12%

General Electric Capital Corp.	2.00%	9/28/2012	17,800	18,071,895
Tyco Electronics Group SA (Switzerland)(a)	7.125%	10/1/2037	3,047	3,308,189

Total				21,380,084

Drugs 0.15%

Valeant Pharmaceuticals International†	8.375%	6/15/2016	2,800	2,912,000

Electric: Equipment/Components 0.02%

Centrais Eletricas Brasileiras SA (Brazil)† (a)	6.875%	7/30/2019	438	466,470

Electric: Power 2.27%

Black Hills Corp.	6.50%	5/15/2013	3,795	4,071,617
Black Hills Corp.	9.00%	5/15/2014	3,190	3,704,563
Cleco Power LLC	6.50%	12/1/2035	1,700	1,647,200
Entergy Arkansas, Inc.	5.66%	2/1/2025	2,905	2,974,116
Entergy Mississippi, Inc.	6.64%	7/1/2019	2,190	2,418,036
General Electric Capital Corp.	6.875%	1/10/2039	13,961	14,628,266
Indiantown Cogeneration LP	9.77%	12/15/2020	3,500	3,828,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)

Listrindo Capital BV (Netherlands)† (a)	9.25%	1/29/2015	$800	$824,661
Texas-New Mexico Power Co.†	9.50%	4/1/2019	7,480	9,251,055

Total				43,348,503

Electrical: Household 0.27%

Legrand France SA (France)(a)	8.50%	2/15/2025	4,495	5,239,781

Electronics: Semi-conductors/components 0.70%

Agilent Technologies, Inc.	5.50%	9/14/2015	2,000	2,153,376
Agilent Technologies, Inc.	6.50%	11/1/2017	3,731	4,079,479
KLA-Tencor Corp.	6.90%	5/1/2018	6,572	7,185,634

Total				13,418,489

Energy Equipment & Services 0.28%

Cameron International Corp.	6.375%	7/15/2018	1,223	1,338,051
EQT Corp.	6.50%	4/1/2018	1,710	1,870,584
EQT Corp.	8.125%	6/1/2019	1,149	1,377,336
Paiton Energy Funding BV (Netherlands)† (a)	9.34%	2/15/2014	700	712,250

Total				5,298,221

Financial: Miscellaneous 0.46%

Coso Geothermal Power Holdings†	7.00%	7/15/2026	5,120	4,901,013
Ford Motor Credit Co. LLC	5.504%#	6/15/2011	750	757,500
Ford Motor Credit Co. LLC	7.25%	10/25/2011	2,429	2,463,309
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	762	762,372

Total				8,884,194

Financial Services 2.59%

AES Red Oak LLC	8.54%	11/30/2019	2,354	2,424,790
Bear Stearns Cos. LLC	7.25%	2/1/2018	5,806	6,744,975
CCL Finance Ltd.†	9.50%	8/15/2014	300	336,000
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	2,800	2,940,000
Citigroup Funding, Inc.	1.875%	10/22/2012	11,030	11,137,554
Citigroup Funding, Inc.	2.25%	12/10/2012	6,740	6,879,417
FMR LLC†	6.45%	11/15/2039	2,400	2,325,067
ICICI Bank Ltd. (Indonesia)† (a)	5.50%	3/25/2015	2,400	2,419,068
Itabo Finance SA (Dominican Republic)† (a)	10.875%	10/5/2013	1,050	1,057,875
Lukoil International Finance BV (Netherlands)† (a)	6.375%	11/5/2014	1,595	1,658,800
Lukoil International Finance BV (Netherlands)† (a)	6.656%	6/7/2022	925	890,313
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	2,389	2,992,055
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	2,055	2,100,374
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	745,875
TD Ameritrade Holding Corp.	5.60%	12/1/2019	3,532	3,582,186
TNK-BP Finance SA (Luxembourg)† (a)	7.50%	7/18/2016	1,200	1,284,000

Total				49,518,349

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.27%

CFG Investment SAC (Peru)† (a)	9.25%	12/19/2013	$1,350	$1,407,375
Corporacion Pesquera Inca SAC (Peru)† (a)	9.00%	2/10/2017	150	147,750
Kraft Foods, Inc.	6.50%	2/9/2040	1,545	1,623,954
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,925	1,980,344

Total				5,159,423

Gaming 0.17%

Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	405	362,475
International Game Technology	7.50%	6/15/2019	2,525	2,885,050

Total				3,247,525

Health Care Products 0.23%

Biogen Idec, Inc.	6.00%	3/1/2013	400	435,696
Biogen Idec, Inc.	6.875%	3/1/2018	2,513	2,748,526
HCA, Inc.	9.125%	11/15/2014	1,192	1,256,070

Total				4,440,292

Health Care Services 0.16%

Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,125	2,119,687
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	875	885,938

Total				3,005,625

Household Furnishings 0.13%

ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,913	1,917,783
Sealy Mattress Co.†	10.875%	4/15/2016	508	557,530

Total				2,475,313

Industrial Products 0.16%

Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	943	963,835
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,998	2,033,434

Total				2,997,269

Insurance 0.66%

Markel Corp.	7.125%	9/30/2019	5,086	5,365,959
Validus Holdings Ltd.	8.875%	1/26/2040	4,915	4,976,408
Willis North America, Inc.	7.00%	9/29/2019	2,115	2,225,638

Total				12,568,005

Investment Management Companies 0.60%

BlackRock, Inc.	5.00%	12/10/2019	1,827	1,842,635
BlackRock, Inc.	6.25%	9/15/2017	6,265	6,946,745
Lazard Group LLC	7.125%	5/15/2015	2,581	2,749,039

Total				11,538,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 0.26%

Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	$2,625	$3,009,720
Seneca Gaming Corp.	7.25%	5/1/2012	1,365	1,337,700
Speedway Motorsports, Inc.	8.75%	6/1/2016	565	598,900

Total				4,946,320

Lodging 0.20%

Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,753,428
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,060	1,068,131

Total				3,821,559

Machinery: Agricultural 0.53%

Lorillard Tobacco Co.	8.125%	6/23/2019	9,051	10,114,909

Machinery: Industrial/Specialty 0.07%

CPM Holdings, Inc.†	10.625%	9/1/2014	1,205	1,283,325

Machinery: Oil Well Equipment & Services 0.26%

Pride International, Inc.	7.375%	7/15/2014	2,495	2,576,087
Pride International, Inc.	8.50%	6/15/2019	2,198	2,467,255

Total				5,043,342

Manufacturing 0.23%

Freedom Group, Inc.†	10.25%	8/1/2015	2,525	2,689,125
Wabtec Corp.	6.875%	7/31/2013	1,603	1,627,045

Total				4,316,170

Media 0.64%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,768	1,836,510
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,662,668
Discovery Communications LLC	5.625%	8/15/2019	3,934	4,143,006
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	700	719,250
Rainbow National Services LLC†	10.375%	9/1/2014	789	833,381

Total				12,194,815

Metals & Minerals: Miscellaneous 1.61%

Anglo American Capital plc (United Kingdom)† (a)	9.375%	4/8/2014	7,336	8,868,204
CII Carbon LLC†	11.125%	11/15/2015	3,625	3,634,063
Compass Minerals International, Inc.†	8.00%	6/1/2019	775	807,938
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	6,980	8,477,447
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	592,500
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	6,722	8,301,670

Total				30,681,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 0.55%

Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$2,620	$3,171,319
Source Gas LLC†	5.90%	4/1/2017	3,984	3,726,490
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Texas Eastern Transmission LP	7.30%	12/1/2010	2,000	2,089,546

Total				10,477,924

Office Supplies 0.34%

Staples, Inc.	9.75%	1/15/2014	5,294	6,478,458

Oil 2.51%

Antero Resources Finance Corp.†	9.375%	12/1/2017	1,355	1,388,875
Brigham Exploration Co.	9.625%	5/1/2014	1,390	1,424,750
Continental Resources, Inc.	8.25%	10/1/2019	2,310	2,373,525
Dolphin Energy Ltd. (United Arab Emirates)† (a)	5.888%	6/15/2019	2,426	2,445,110
Gaz Capital SA (Luxembourg)† (a)	8.125%	7/31/2014	3,343	3,697,358
Mariner Energy, Inc.	7.50%	4/15/2013	685	688,425
Mariner Energy, Inc.	11.75%	6/30/2016	2,108	2,360,960
Motiva Enterprises LLC†	6.85%	1/15/2040	2,795	3,030,311
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,355,120
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	1,350	823,500
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)† (a)	6.00%	5/8/2022	600	553,500
Questar Market Resources, Inc.	6.80%	4/1/2018	2,573	2,830,256
Questar Market Resources, Inc.	6.80%	3/1/2020	2,545	2,810,174
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)† (a)	5.298%	9/30/2020	1,500	1,517,492
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)† (a)	6.75%	9/30/2019	1,800	1,973,250
SEACOR Holdings, Inc.	7.375%	10/1/2019	5,167	5,354,836
Suncor Energy, Inc. (Canada)(a)	6.85%	6/1/2039	5,367	5,947,854
Swift Energy Co.	8.875%	1/15/2020	1,625	1,681,875
Whiting Petroleum Corp.	7.00%	2/1/2014	1,440	1,461,600
Woodside Finance Ltd. (Australia)† (a)	8.125%	3/1/2014	3,550	4,147,302

Total				47,866,073

Oil: Crude Producers 1.00%

Anadarko Petroleum Corp.	7.625%	3/15/2014	1,561	1,813,022
Cimarex Energy Co.	7.125%	5/1/2017	1,144	1,149,720
Enogex LLC†	6.25%	3/15/2020	5,760	5,837,760
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,913	2,172,300
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,974	6,576,933
Southwestern Energy Co.	7.50%	2/1/2018	1,450	1,537,000

Total				19,086,735

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated Domestic 1.16%

Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.	6.75%	5/1/2014	$125	$122,500
Ferrellgas Partners LP	6.75%	5/1/2014	1,290	1,264,200
Frontier Oil Corp.	6.625%	10/1/2011	2,470	2,476,175
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,467,891
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,151,392
Petronas Global Sukuk Ltd. (Malaysia)† (a)	4.25%	8/12/2014	3,400	3,455,940
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,701	6,408,255
Rockies Express Pipeline LLC†	7.50%	7/15/2038	2,440	2,795,923

Total				22,142,276

Oil: Integrated International 0.02%

Questar Pipeline Co.	5.83%	2/1/2018	339	354,080

Paper & Forest Products 0.16%

Georgia-Pacific LLC	8.875%	5/15/2031	1,750	1,885,625
Sino-Forest Corp. (Hong Kong)† (a)	9.125%	8/17/2011	635	671,512
Sino-Forest Corp. (Hong Kong)† (a)	10.25%	7/28/2014	435	473,628

Total				3,030,765

Pollution Control 0.07%

Clean Harbors, Inc.	7.625%	8/15/2016	1,280	1,299,200

Real Estate Investment Trusts 0.58%

Digital Realty Trust LP†	5.875%	2/1/2020	1,965	1,946,550
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	1,928,024
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,493	1,541,176
Simon Property Group LP	5.65%	2/1/2020	4,310	4,291,898
Tanger Properties LP	6.15%	11/15/2015	1,380	1,456,640

Total				11,164,288

Retail 0.19%

Arcos Dorados BV (Netherlands)† (a)	7.50%	10/1/2019	2,875	2,893,112
QVC, Inc.†	7.50%	10/1/2019	800	814,000

Total				3,707,112

Retail: Specialty 0.11%

Kohl’s Corp.	6.875%	12/15/2037	1,866	2,092,085

Steel 1.27%

Allegheny Ludlum Corp.	6.95%	12/15/2025	835	795,965
Allegheny Technologies, Inc.	9.375%	6/1/2019	7,056	8,305,187
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	8,342	10,527,512
CSN Islands XI Corp.†	6.875%	9/21/2019	2,810	2,866,200
Valmont Industries, Inc.	6.875%	5/1/2014	1,775	1,837,125

Total				24,331,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Storage Facilities 0.13%

Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	$2,500	$2,500,000

Telecommunications 1.19%

Atlantic Broadband Finance LLC	9.375%	1/15/2014	944	959,340
DigitalGlobe, Inc.†	10.50%	5/1/2014	4,945	5,340,600
France Telecom SA (France)(a)	7.75%	3/1/2011	2,000	2,134,476
GeoEye, Inc.†	9.625%	10/1/2015	585	596,700
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	300	309,000
Intelsat Subsidiary Holding Co. SA†	8.875%	1/15/2015	1,250	1,275,000
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	3,160	3,288,116
NII Capital Corp.†	8.875%	12/15/2019	3,000	3,082,500
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	900	1,065,375
Vimpel-Communications (Russia)†(a)	9.125%	4/30/2018	1,597	1,746,798
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,800	3,010,000

Total				22,807,905

Textile Products 0.08%

Mohawk Industries, Inc.	6.50%	1/15/2011	1,500	1,537,500

Tobacco 0.42%

Altria Group, Inc.	9.95%	11/10/2038	6,021	7,994,190

Transportation: Miscellaneous 0.13%

Commercial Barge Line Co.	12.50%	7/15/2017	1,950	2,047,500
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	470	479,400

Total				2,526,900

Utilities: Electrical 0.60%

IPALCO Enterprises, Inc.†	7.25%	4/1/2016	2,290	2,324,350
IPALCO Enterprises, Inc.	8.625%	11/14/2011	1,865	1,944,262
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	1,600	1,554,077
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,766,355
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	700	689,484
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	3,485	3,121,839

Total				11,400,367

Wholesale 0.08%

McJunkin Red Man Corp.†	9.50%	12/15/2016	1,505	1,516,288

Total Corporate Bonds (cost $680,332,952)				719,594,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOAN 0.10%

Utilities: Electrical

Texas Competitive Electric Holdings Co. LLC Term Loan B1(b) (cost $1,776,232)	3.728% - 3.751%	10/10/2014	$2,239	$1,808,889

FOREIGN GOVERNMENT OBLIGATIONS 3.15%

Argentina 0.18%

Republic of Argentina(a)	8.28%	12/31/2033	5,050	3,320,526

Bahamas 0.10%

Commonwealth of Bahamas†	6.95%	11/20/2029	1,943	1,952,060

Brazil 0.20%

Banco Nacional de Desenvolvimento Economico e Social†(a)	5.50%	7/12/2020	1,700	1,678,750
Federal Republic of Brazil(a)	5.625%	1/7/2041	700	656,250
Federal Republic of Brazil(a)	6.00%	1/17/2017	800	876,800
Federal Republic of Brazil(a)	7.125%	1/20/2037	450	510,750

Total				3,722,550

Cayman Islands 0.13%

Cayman Islands Government†	5.95%	11/24/2019	2,520	2,498,119

Columbia 0.11%

Republic of Colombia(a)	7.375%	3/18/2019	1,818	2,090,700

Dominican Republic 0.11%

Dominican Republic†(a)	9.04%	1/23/2018	2,034	2,171,327

Indonesia 0.19%

Republic of Indonesia†(a)	8.50%	10/12/2035	1,250	1,515,625
Republic of Indonesia†(a)	11.625%	3/4/2019	1,500	2,160,000

Total				3,675,625

Lithuania 0.17%

Republic of Lithuania†(a)	6.75%	1/15/2015	3,075	3,266,646

Mexico 0.45%

United Mexican States(a)	5.875%	2/17/2014	7,246	8,115,520
United Mexican States(a)	5.95%	3/19/2019	400	430,000

Total				8,545,520

Panama 0.14%

Republic of Panama(a)	7.25%	3/15/2015	220	253,550
Republic of Panama(a)	8.875%	9/30/2027	1,900	2,441,500

Total				2,695,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Poland 0.10%

Republic of Poland(a)	6.375%	7/15/2019	$1,825	$1,969,175

Qatar 0.12%

State of Qatar†(a)	6.40%	1/20/2040	2,325	2,354,063

Russia 0.59%

Russia Eurobonds†(a)	7.50%	3/31/2030	9,874	11,236,339

Turkey 0.08%

Republic of Turkey(a)	11.875%	1/15/2030	964	1,530,350

Ukrainian 0.14%

Ukraine Government†(a)	6.58%	11/21/2016	1,500	1,282,500
Ukraine Government†(a)	7.65%	6/11/2013	1,400	1,337,000

Total				2,619,500

Venezuela 0.34%

Republic of Venezuela(a)	8.50%	10/8/2014	2,800	2,366,000
Republic of Venezuela(a)	9.375%	1/13/2034	5,837	4,158,862

Total				6,524,862

Total Foreign Government Obligations (cost $55,414,016)				60,172,412

GOVERNMENT SPONSORED ENTERPRISES BOND 0.97%

Federal National Mortgage Assoc. (cost $18,198,542)	5.25%	9/15/2016	16,500	18,561,444

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.13%

Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	13,610	14,493,401
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	19,300	19,561,140
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	10,500	10,722,412
Federal National Mortgage Assoc. 2009 M2 A2	3.334%	1/25/2019	11,500	11,544,881
Federal National Mortgage Assoc. 2010 M1 A1	3.305%	6/25/2019	3,500	3,517,850

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $59,322,214)				59,839,684

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 17.91%

Federal Home Loan Mortgage Corp.	3.696%#	12/1/2039	9,514	9,768,596
Federal Home Loan Mortgage Corp.	4.934%#	7/1/2035	6,021	6,335,464
Federal Home Loan Mortgage Corp.	5.00%	3/1/2019 - 7/1/2021	23,466	24,966,322
Federal Home Loan Mortgage Corp.	6.00%	3/1/2016 - 4/1/2016	578	622,140
Federal Home Loan Mortgage Corp.	7.00%	8/1/2032	52	57,344
Federal National Mortgage Assoc.	4.21%	11/1/2019	4,991	5,070,761
Federal National Mortgage Assoc.	4.22%	12/1/2019	6,398	6,504,963
Federal National Mortgage Assoc.(c)	4.50%	TBA	8,000	8,330,000
Federal National Mortgage Assoc.	4.91%	4/1/2016	5,648	6,136,503
Federal National Mortgage Assoc.(c)	5.00%	TBA	64,000	66,624,391
Federal National Mortgage Assoc.	5.268%#	10/1/2035	5,283	5,375,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	5.50%	7/1/2033 - 12/1/2036	$136,346	$144,163,894
Federal National Mortgage Assoc.	5.667%#	10/1/2038	5,565	5,887,473
Federal National Mortgage Assoc.	5.722%#	10/1/2036	4,363	4,568,548
Federal National Mortgage Assoc.	5.926%#	5/1/2036	2,707	2,826,324
Federal National Mortgage Assoc.	5.974%#	8/1/2036	6,413	6,693,254
Federal National Mortgage Assoc.	5.978%#	12/1/2036	8,028	8,403,684
Federal National Mortgage Assoc.(c)	6.00%	TBA	28,000	29,750,000

Total Government Sponsored Enterprises Pass-Throughs (cost $335,067,420)				342,085,240

MUNICIPAL BONDS 3.25%

Education 0.48%

Los Angeles CA Unif Sch Dist Build America Bds	5.75%	7/1/2034	2,955	2,762,866
Texas A&M Univ Rev Fing Sys Ser A	5.00%	5/15/2029	1,240	1,337,563
Univ of AL Rev Build America Bds Ser A	6.28%	7/1/2039	2,410	2,416,483
Univ of KY Build America Bds	5.35%	11/1/2029	2,725	2,666,440

Total				9,183,352

General Obligation 0.23%

Chicago IL Build America Bds Ser C	6.207%	1/1/2036	4,420	4,445,459

Housing 0.30%

Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%	1/15/2040	1,640	1,675,326
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds(d)	6.116%	1/15/2040	3,450	3,543,909
Port of Seattle WA Rev Ser B1	7.00%	5/1/2036	605	614,517

Total				5,833,752

Other Revenue 0.38%

Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	1,385	1,370,651
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,172,165
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds(d)	7.589%	7/1/2037	1,640	1,671,340
MD St Econ Dev Corp Transn Facs Pj Ser A	5.75%	6/1/2035	3,000	3,064,920

Total				7,279,076

Sales Tax 0.34%

New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	6,460	6,426,602

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation 1.03%

Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	$4,050	$4,066,322
MD St Transn Auth Build America Bds	5.888%	7/1/2043	1,655	1,718,767
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	2,859,305
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	1,365	1,417,280
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	1,620	1,591,018
NJ St Tpk Auth Rev Build America Bds Ser F	7.414%	1/1/2040	1,135	1,343,749
North TX Twy Auth Rev Build America Bds Ser B	6.718%	1/1/2049	2,265	2,417,638
NY St Metro Transn Auth Build America Bds	6.668%	11/15/2039	2,880	2,889,734
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,245	1,312,790

Total				19,616,603

Utilities 0.49%

JEA FL Wtr & Swr Sys Rev Build America Bds Ser A	6.31%	10/1/2044	1,950	2,025,913
MA St Wtr Res Auth Ser B	5.00%	8/1/2039	1,570	1,649,301
Platte River CO Pwr Auth Ser HH	5.00%	6/1/2028	2,250	2,427,727
Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%	5/15/2036	1,400	1,428,028
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	1,740	1,791,974

Total				9,322,943

Total Municipal Bonds (cost $61,226,978)				62,107,787

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.41%

Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	2,618	2,743,521
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	3,976	4,044,232
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%	3/11/2041	1,545	1,566,437
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%	7/10/2043	4,760	4,871,318
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	8,072	8,283,380
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%	9/10/2047	2,805	2,850,080
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%	9/10/2045	7,600	7,741,934
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%	7/11/2042	322	322,909
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%	12/11/2040	12,360	13,003,712
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%	9/11/2042	488	489,466
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.15%#	10/12/2042	6,500	6,800,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%	9/11/2041	$5,725	$5,980,736
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%	5/15/2043	131	130,914
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%	7/15/2044	312	311,522
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	3,770	3,882,881
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	12,108	12,717,033
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%	9/15/2034	4,644	4,805,386
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	6,595	6,917,947
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	2,000	2,101,531
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	6,263	6,232,241
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	1,530	1,573,334
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%	12/15/2040	245	245,617
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1	3.807%#	10/14/2014	11,142	11,393,155
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	4,510	4,793,578
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	6,800	7,151,179
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	175	177,340
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	3,053	3,090,094
GE Capital Commercial Mortgage Corp. 2005-C3 A1	4.591%	7/10/2045	1,913	1,912,852
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%	7/10/2045	300	300,661
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	5,650	5,741,885
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.274%#	3/10/2044	925	938,097
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.334%#	3/10/2044	5,915	6,038,951
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.334%#	3/10/2044	2,620	2,633,920
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	4,313	4,517,222
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	6,540	6,601,444
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.487%#	5/10/2040	10,370	11,039,983
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%	8/10/2038	517	527,853
GMAC Commercial Mortgage Securities, Inc. 2005-C1 A2	4.471%	5/10/2043	3,982	3,979,440
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	475	475,778
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1,695	1,784,122
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%	7/12/2035	923	966,184

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	$4,122	$4,187,510
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%	9/12/2037	2,800	2,839,479
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%	8/15/2042	6,280	6,365,759
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	5,128	5,156,025
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%	12/15/2030	3,500	3,704,497
LB-UBS Commercial Mortgage Trust 2003-C5 A4	4.685%	7/15/2032	800	831,894
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%	8/15/2029	271	270,929
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%	12/15/2029	3,084	3,090,099
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%	2/15/2030	384	384,854
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%	7/15/2030	187	187,526
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	1,155	1,176,019
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	6,905	7,078,953
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%	9/15/2030	1,360	1,415,357
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%	9/15/2039	1,000	1,036,644
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	4,500	4,580,450
Merrill Lynch Mortgage Trust 2005-CIP1 A4	5.047%	7/12/2038	4,000	4,093,540
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%	7/12/2038	4,400	4,567,556
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%#	11/12/2037	7,016	7,269,367
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	7,702	7,736,995
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%	6/12/2043	1,275	1,317,877
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	3,961	3,956,140
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%	5/12/2039	344	348,745
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	7,400	7,571,730
Morgan Stanley Capital I 2003-IQ4 A1	3.27%	5/15/2040	1,520	1,521,961
Morgan Stanley Capital I 2004-HQ3 A2	4.05%	1/13/2041	972	977,108
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%#	11/14/2042	520	544,964
Morgan Stanley Capital I 2005-T19 A1	4.478%	6/12/2047	3,522	3,523,221
Morgan Stanley Capital I 2005-T19 A2	4.725%	6/12/2047	1,459	1,465,598
Morgan Stanley Capital I 2006-HQ8 AAB	5.39%#	3/12/2044	1,300	1,350,672
Morgan Stanley Capital I 2006-IQ11 A2	5.693%	10/15/2042	7,900	8,115,620
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	5,700	5,749,210
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%	11/13/2036	433	437,921
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%	4/15/2034	1,185	1,262,947
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	7,454	7,491,560
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%	8/15/2035	3,825	4,017,719
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%	10/15/2041	726	737,624
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%	4/15/2042	3,000	3,086,948
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	1,271	1,278,052

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%	12/15/2044	$340		$343,153
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	1,545		1,598,538

Total Non-Agency Commercial Mortgage-Backed Securities (cost $281,754,780)					294,350,873

PASS-THROUGH AGENCY 0.00%

Government National Mortgage Assoc. (cost $34)	12.00%	8/15/2013	—	(e)	50

U.S. TREASURY OBLIGATIONS 11.08%

U.S. Treasury Bond	3.625%	2/15/2020	4,016		4,027,924
U.S. Treasury Bond	4.375%	11/15/2039	451		439,725
U.S. Treasury Note	3.00%	2/28/2017	17,866		17,829,732
U.S. Treasury Note	1.125%	12/15/2012	36,544		36,449,790
U.S. Treasury Note	1.375%	1/15/2013	1,500		1,504,571
U.S. Treasury Note	1.375%	2/15/2013	13,276		13,300,906
U.S. Treasury Note	2.125%	11/30/2014	27,487		27,452,669
U.S. Treasury Note	2.25%	1/31/2015	38,160		38,183,888
U.S. Treasury Note	2.625%	12/31/2014	28,184		28,736,688
U.S. Treasury Note	3.125%	1/31/2017	7,034		7,084,560
U.S. Treasury Strips	Zero Coupon	11/15/2022	25,055		14,448,291
U.S. Treasury Strips	Zero Coupon	11/15/2027	50,659		22,305,462

Total U.S. Treasury Obligations (cost $210,328,539)					211,764,206

Total Long-Term Investments (cost $1,864,732,476)					1,932,167,156

SHORT-TERM INVESTMENTS 5.57%

Repurchase Agreements

Repurchase Agreement dated 2/26/2010, 0.08% due 3/1/2010 with JPMorgan Chase & Co. collateralized by $107,480,000 of Federal Home Loan Bank at 0.50% due 12/30/2011; value: $107,597,929; proceeds: $105,382,703			105,382		105,382,000
Repurchase Agreement dated 2/26/2010, 0.01% due 3/1/2010 with Fixed Income Clearing Corp. collateralized by $1,125,000 of Federal Home Loan Bank at 0.95% due 11/30/2010; value: $1,132,031; proceeds: $1,106,122			1,106		1,106,122

Total Short-Term Investments (cost $106,488,121)					106,488,122

Total Investments in Securities 106.70% (cost $1,971,220,597)					2,038,655,278

Liabilities in Excess of Other Assets (6.70%)					(127,966,851)

Net Assets 100.00%					$1,910,688,427

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT INVESTMENT TRUST-TOTAL RETURN FUND February 28, 2010

#	Variable rate security. The interest rate represents the rate at February 28, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at February 28, 2010.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Securities purchased on a when-issued basis (See Note 2 (f)).
(e)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following eleven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Each of Core Fixed Income Fund’s and Total Return Fund’s investment objective is to seek income and capital appreciation to produce a high total return. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Each of Diversified Income Strategy Fund’s and Floating Rate Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. High Yield Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Each of Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)	Forward Foreign Currency Exchange Contracts-Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or to gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of February 28, 2010, only Income Fund had open forward foreign currency exchange contracts.

(e)	Futures Contracts-Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of February 28, 2010, only Income Fund and Short Duration Income Fund had open futures contracts.

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Mortgage Dollar Rolls-Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(i)	Time Deposits-Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(j)	Floating Rate Loans-The Core Fixed Income Fund, Floating Rate Fund, High Yield Fund, Income Fund, Short Duration Income Fund and Total Return Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of a Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 28, 2010, only the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Appreciation (Depreciation)
Aleris International, Inc. Debtor in Possession Term Loan 2/15/2010	$108,929	$2,587
Smurfit Stone Container Enterprises, Inc. Exit Term Loan B 2/22/2016	14,000,000	(61,362)
Smurfit Stone Container Enterprises, Inc. Revolver 11/2/2009	630	—

Total	$14,109,559	$(58,775)

(k)	Fair Value Measurements-In accordance with Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Underlying Funds	$1,254,916	$—	$—	$1,254,916
Repurchase Agreement	—	594	—	594

Total	$1,254,916	$594	$—	$1,255,510

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

	Convertible Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,766,990	$—	$—	$5,766,990
Convertible Bonds	—	212,656,907	2,483,063	215,139,970
Convertible Preferred Stocks	43,764,390	26,677,157	—	70,441,547
Corporate Bonds	—	—	872,210	872,210

Total	$49,531,380	$239,334,064	$3,355,273	$292,220,717

	Core Fixed Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$47,228,431	$—	$47,228,431
Corporate Bonds	—	131,672,656	—	131,672,656
Foreign Government Obligations	—	2,933,816	—	2,933,816
Government Sponsored Enterprises Bond	—	6,749,616	—	6,749,616
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	14,254,719	—	14,254,719
Government Sponsored Enterprises Pass-Throughs	—	105,616,466	—	105,616,466
Municipal Bonds	—	15,651,299	—	15,651,299
Non-Agency Commercial Mortgage-Backed Securities	—	73,699,826	—	73,699,826
U.S. Treasury Obligations	—	72,253,876	—	72,253,876
Repurchase Agreements	—	36,218,809	—	36,218,809

Total	$—	$506,279,514	$—	$506,279,514

	Diversified Equity Strategy Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Underlying Funds	$132,355	$—	$—	$132,355
Repurchase Agreement	—	269	—	269

Total	$132,355	$269	$—	$132,624

	Diversified Income Strategy Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Underlying Funds	$170,115	$—	$—	$170,115
Repurchase Agreement	—	701	—	701

Total	$170,115	$701	$—	$170,816

	Floating Rate Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$81,813,148	$—	$81,813,148
Floating Rate Loans	—	970,041,752	9,219,236	979,260,988
Repurchase Agreement	—	139,777,000	—	139,777,000
Time Deposit	—	806	—	806

Total	$—	$1,191,632,706	$9,219,236	$1,200,851,942

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

	Growth & Income Strategy Fund

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Underlying Funds	$472,623	$—	$—	$472,623
Repurchase Agreement	—	672	—	672

Total	$472,623	$672	$—	$473,295

	High Yield Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stock	$9,115,781	$—	$—	$9,115,781
Convertible Bonds	—	5,302,500	—	5,302,500
Convertible Preferred Stocks	45,900	—	—	45,900
Floating Rate Loans	—	15,879,882	—	15,879,882
High Yield Corporate Bonds	—	766,114,891	—	766,114,891
Repurchase Agreement	—	32,332,828	—	32,332,828

Total	$9,161,681	$819,630,101	$—	$828,791,782

	Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$6,536,922	$—	$6,536,922
Corporate Bonds	—	660,045,830	—	660,045,830
Floating Rate Loans	—	5,195,812	400,618	5,596,430
Foreign Bonds	—	2,298,635	—	2,298,635
Foreign Government Obligations	—	6,511,667	—	6,511,667
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	24,263,585	—	24,263,585
Government Sponsored Enterprises Pass-Throughs	—	4,939,457	—	4,939,457
Municipal Bonds	—	23,236,192	—	23,236,192
Non-Agency Commercial Mortgage-Backed Securities	—	58,511,957	—	58,511,957
U.S. Treasury Obligations	—	598,651	—	598,651
Repurchase Agreements	—	1,841,102	—	1,841,102

Total	$—	$739,979,810	$400,618	$794,380,428

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$515,429	$—	$515,429
Liabilities	—	(1,434,958)	—	(1,434,958)
Futures Contracts
Assets	—	—	—	—
Liabilities	—	(474,378)	—	(474,378)

Total	$—	$(1,393,907)	$—	$(1,393,907)

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$560,421,108	$—	$560,421,108
Corporate Bonds	—	2,917,894,017	—	2,917,894,017
Floating Rate Loans	—	59,950,466	400,619	60,351,085
Foreign Bonds	—	17,622,868	—	17,622,868
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	97,034,038	—	97,034,038
Government Sponsored Enterprises Pass-Throughs	—	52,535,501	—	52,535,501
Municipal Bonds	—	14,338,038	—	14,338,038
Non-Agency Commercial Mortgage-Backed Securities	—	1,695,577,973	—	1,695,577,973
Pass-Through Agencies	—	88,866	—	88,866
U.S. Treasury Obligation	—	5,201,254	—	5,201,254
Repurchase Agreements	—	225,439,037	—	225,439,037

Total	$—	$5,646,103,166	$400,619	$5,646,503,785

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$1,163,747	$—	$1,163,747
Liabilities	—	—	—	—
Futures Contracts
Assets	—	—	—	—
Liabilities	—	(1,523,316)	—	(1,523,316)

Total	$—	$(359,569)	$—	$(359,569)

	Total Return Fund

Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$161,881,979	$—	$161,881,979
Corporate Bonds	—	719,594,592	—	719,594,592
Floating Rate Loan	—	1,808,889	—	1,808,889
Foreign Government Obligations	—	60,172,412	—	60,172,412
Government Sponsored Enterprises Bond	—	18,561,444	—	18,561,444
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	59,839,684	—	59,839,684
Government Sponsored Enterprises Pass-Throughs	—	342,085,240	—	342,085,240
Municipal Bonds	—	62,107,787	—	62,107,787
Non-Agency Commercial Mortgage-Backed Securities	—	294,350,873	—	294,350,873
Pass-Through Agency	—	50	—	50
U.S. Treasury Obligations	—	211,764,206	—	211,764,206
Repurchase Agreements	—	106,488,122	—	106,488,122

Total	$—	$2,038,655,278	$—	$2,038,655,278

*	See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type*	Convertible Bonds	Floating Rate Loans	Common Stock
Balance as of December 1, 2009	$2,422,500	$10,508,563	$1,956,034
Accrued discounts/premiums	—	20,399	—
Realized gain (loss)	—	1,062	—
Change in unrealized appreciation/depreciation†	(3,187)	(6,758)	(127,894)
Net purchase (sales)	63,750	(1,304,030)	(1,278,937)
Net transfers in or out of Level 3	—	—	(549,203)

Balance as of February 28, 2010	$2,483,063	$9,219,236	$—

Investment Type*	Corporate Bonds
Balance as of December 1, 2009	$850,936
Accrued discounts/premiums	(9,207)
Realized gain (loss)	—
Change in unrealized appreciation/Depreciation	4,695
Net purchase (sales)	25,786
Net transfers in or out of Level 3	—

Balance as of February 28, 2010	$872,210

†       For Floating Rate Fund the change in unrealized appreciation/depreciation on investments and unfunded commitments for the period ended February 28, 2010 included in Level 3 as of November 30, 2009 amounts to $199,802.

Fund	Income Fund	Short Duration Income Fund
Investment Type*	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2009	$401,375	$401,375
Accrued discounts/premiums	4,488	4,460
Realized gain (loss)	43	43
Change in unrealized appreciation/ depreciation	(4,285)	(4,256)
Net purchase (sales)	(1,003)	(1,003)
Net transfers in or out of Level 3	—	—

Balance as of February 28, 2010	$400,618	$400,619

* See Schedule of Investments for values in each industry.

(l)	Disclosures about Derivative Instruments and Hedging Activities-In accordance with FASB, each Fund adopted ASC Topic 815, Derivatives and Hedging.

The Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the period ended February 28, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the period ended February 28, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the

Notes to Schedule of Investments (unaudited)(continued)

futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of February 28, 2010, Income Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	Income Fund		Short Duration Income Fund
Asset Derivatives	Foreign Currency Exchange Contracts	Fair Value	Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts	$515,429	$515,429	$1,163,747	$1,163,747

Total	$515,429	$515,429	$1,163,747	$1,163,747

	Income Fund			Short Duration Income Fund
Liability Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Fair Value
Futures Contracts	$474,378	$—	$474,378	$1,523,316	$1,523,316
Forward Foreign Currency Exchange Contracts	—	1,434,958	1,434,958	—	—

Total	$474,378	$1,434,958	$1,909,336	$1,523,316	$1,523,316

3. FEDERAL TAX INFORMATION

As of February 28, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Balanced Strategy Fund	Convertible Fund	Core Fixed Income Fund
Tax cost	$1,365,845,019	$275,333,577	$491,284,208
Gross unrealized gain	—	26,842,301	15,219,745
Gross unrealized loss	(110,334,878)	(9,955,161)	(224,439)

Net unrealized security gain (loss)	$(110,334,878)	$16,887,140	$14,995,306

	Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Floating Rate Fund
Tax cost	$136,492,246	$173,658,179	$1,183,495,568
Gross unrealized gain	3,710,346	1,977,107	20,244,214
Gross unrealized loss	(7,577,432)	(4,819,237)	(2,887,840)

Net unrealized security gain (loss)	$(3,867,086)	$(2,842,130)	$17,356,374

	Growth & Income Strategy Fund	High Yield Fund	Income Fund
Tax cost	$528,068,263	$785,765,335	$743,017,327
Gross unrealized gain	2,945,450	54,137,376	52,254,771
Gross unrealized loss	(57,718,385)	(11,110,929)	(891,670)

Net unrealized security gain (loss)	$(54,772,935)	$43,026,447	$51,363,101

Notes to Schedule of Investments (unaudited)(continued)

	Short Duration Income Fund	Total Return Fund
Tax cost	$5,537,108,899	$1,973,682,540

Gross unrealized gain	113,481,071	66,204,796
Gross unrealized loss	(4,086,185)	(1,232,059)

Net unrealized security gain	$109,394,886	$64,972,737

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions received, premium amortization, and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended February 28, 2010:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2010	Value at 2/28/2010	Net Realized Gain (Loss) 12/1/2009 to 2/28/2010	Dividend Income 12/1/2009 to 2/28/2010
Lord Abbett Affiliated Fund, Inc. – Class I	24,952,854	81,651	(4,027,873)	21,006,632	$215,528,047	$(9,559,490)	$567,537
Lord Abbett Bond Debenture Fund, Inc. – Class I	23,907,583	729,047	(375,478)	24,261,152	177,349,022	(114,274)	2,801,085
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	22,249,111	400,489	(2,553,068)	20,096,532	213,023,242	(9,141,325)	1,979,582
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	5,135,656	47,563	(50,218)	5,133,001	132,790,742	12,265	1,223,313
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	—	3,833,874	—	3,833,874	25,533,604	—	56,936
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,661,311	4,069,321	—	6,730,632	61,719,897	—	671,697
Lord Abbett Investment Trust – High Yield Fund – Class I	25,758,302	766,699	(827,046)	25,697,955	190,935,805	(640,540)	4,350,971
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,628,547	64,710	(128,394)	6,564,863	71,885,252	(419,382)	737,700
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20,220,573	372,542	(281,274)	20,311,841	166,150,863	(371,610)	1,504,411

Total					$1,254,916,474	$(20,234,356)	$13,893,232

Notes to Schedule of Investments (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2010	Value at 2/28/2010	Net Realized Gain (Loss) 12/1/2009 to 2/28/2010	Dividend Income 12/1/2009 to 2/28/2010
Lord Abbett Affiliated Fund, Inc. – Class I	1,899,820	97,732	(61,896)	1,935,656	$19,859,826	$(336,422)	$44,143
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	990,661	59,091	(27,089)	1,022,663	26,456,298	(145,395)	238,492
Lord Abbett Developing Growth Fund, Inc. – Class I	418,164	3,069	(13,286)	407,947	6,596,506	(55,945)	—
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,215,754	43,441	(64,634)	1,194,561	13,211,841	(158,140)	—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	717,707	17,656	(38,675)	696,688	13,306,741	(260,730)	—
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,302,756	166,475	(21,311)	1,447,920	15,854,722	(76,262)	150,029
Lord Abbett Securities Trust – International Opportunities Fund – Class I	912,233	80,662	(35,087)	957,808	10,488,002	(259,377)	—
Lord Abbett Stock Appreciation Fund – Class I	2,561,225	77,837	(55,479)	2,583,583	13,305,452	(41,450)	—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,049,673	16,306	(55,587)	1,010,392	13,276,551	2,826	—

Total					$132,355,939	$(1,330,895)	$432,664

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2010	Value at 2/28/2010	Net Realized Gain (Loss) 12/1/2009 to 2/28/2010	Dividend Income 12/1/2009 to 2/28/2010
Lord Abbett Affiliated Fund, Inc. – Class I	370,078	30,828	(400,906)	—	$—	$23,662	$8,675
Lord Abbett Bond Debenture Fund, Inc. – Class I	2,799,948	335,398	—	3,135,346	22,919,383	—	341,502
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,866,261	435,791	(309,298)	3,992,754	42,323,197	(593,182)	355,182
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	—	518,018	—	518,018	3,449,999	—	7,564
Lord Abbett Investment Trust – Floating Rate Fund – Class I	339,430	508,404	—	847,834	7,774,634	—	85,670
Lord Abbett Investment Trust – High Yield Fund – Class I	8,243,192	945,745	(29,699)	9,159,238	68,053,140	(12,315)	1,491,074
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	878,690	185,784	(22,749)	1,041,725	8,521,307	(26,616)	66,711
Lord Abbett Investment Trust – Total Return Fund – Class I	1,353,397	207,207	—	1,560,604	17,073,011	—	321,862

Total					$170,114,671	$(608,451)	$2,678,240

Notes to Financial Statements (unaudited)(concluded)

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 2/28/2010	Value at 2/28/2010	Net Realized Gain (Loss) 12/1/2009 to 2/28/2010	Dividend Income 12/1/2009 to 2/28/2010
Lord Abbett Affiliated Fund, Inc. – Class I	4,432,975	187,952	(887,303)	3,733,624	$38,306,984	$(5,282,427)	$102,508
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,462,858	139,121	—	3,601,979	38,180,973	—	308,103
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	2,620,773	149,492	(18,281)	2,751,984	71,193,828	(26,811)	627,323
Lord Abbett Global Fund Inc. – Developing Local Markets Fund – Class I	—	1,376,098	—	1,376,098	9,164,814	—	20,533
Lord Abbett Investment Trust – Floating Rate Fund – Class I	996,372	1,005,953	—	2,002,325	18,361,319	—	234,360
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4,334,523	—	(52,154)	4,282,369	47,362,999	(116,989)	—
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	1,026,033	—	(29,326)	996,707	19,037,109	(37,074)	—
Lord Abbett Investment Trust – High Yield Fund – Class I	11,637,731	502,276	(268,785)	11,871,222	88,203,182	(144,330)	1,989,941
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5,733,644	606,267	(785,751)	5,554,160	60,818,054	(2,035,719)	644,927
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	2,625,884	213,956	—	2,839,840	23,229,895	—	195,366
Lord Abbett Securities Trust – International Opportunities Fund – Class I	2,058,229	43,609	—	2,101,838	23,015,130	—	—
Lord Abbett Stock Appreciation Fund – Class I	2,200,281	87,449	—	2,287,730	11,781,807	—	—
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,823,964	—	—	1,823,694	23,966,888	—	—

Total					$472,622,982	$(7,643,350)	$4,123,061

5. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by ASC 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on each Fund’s financial statement disclosures.

Investments in Underlying Funds (unaudited)

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund invest in Underlying Funds managed by Lord Abbett. As of February 28, 2010, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	17.17%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.13%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	16.98%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	10.58%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	2.03%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.92%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.22%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.73%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	13.24%

Diversified Equity Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	15.01%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	19.99%
Lord Abbett Developing Growth Fund, Inc. – Class I	4.98%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.98%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.05%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	11.98%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.93%
Lord Abbett Stock Appreciation Fund – Class I	10.05%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.03%

Diversified Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.47%
Lord Abbett Research Fund, Inc. – Capital Structure – Class I	24.88%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	2.03%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.57%
Lord Abbett Investment Trust – High Yield Fund – Class I	40.00%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5.01%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.04%

Growth & Income Strategy Fund’s Investments:
Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	8.11%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	8.08%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	15.06%
Lord Abbett Global Fund, Inc. Developing Local Markets Fund – Class I	1.94%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	3.89%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	10.02%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.03%
Lord Abbett Investment Trust – High Yield Fund – Class I	18.66%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.87%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.91%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	4.87%
Lord Abbett Stock Appreciation Fund – Class I	2.49%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.07%

The Ten Largest Holdings and the Holdings by Sector, as of February 28, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the

Investments in Underlying Funds (unaudited)(continued)

first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Bank of America Corp.	4.05%
JPMorgan Chase & Co.	3.78%
Wells Fargo & Co.	3.13%
Goldman Sachs Group, Inc. (The)	2.94%
Pfizer, Inc.	2.52%
Exxon Mobil Corp.	2.41%
Chevron Corp.	2.38%
Schlumberger Ltd.	2.03%
Morgan Stanley	2.01%
Hess Corp.	1.97%

Holdings by Sector*	% of investments
Consumer Discretionary	12.94%
Consumer Staples	4.59%
Energy	18.20%
Financials	27.94%
Health Care	9.60%
Industrials	7.54%
Information Technology	8.68%
Materials	5.63%
Telecommunication Services	3.03%
Utilities	0.94%
Short-Term Investment	0.91%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Charter Communications, Inc. Class A	0.73%
Allbritton Communications Co., 7.75%, 12/15/2012	0.69%
Cincinnati Bell, Inc.,8.375%,1/15/2014	0.62%
Teck Resources Ltd.,10.75%, 5/15/2019	0.62%
Mylan, Inc.	0.60%
Texas Competitive Electric Holdings Co. LLC, 10.25%,11/1/2015	0.57%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.55%
SBA Communications Corp., 4.00%, 10/1/2014	0.54%
Dow Chemical Co. (The), 8.55%, 5/15/2019	0.53%
Teva Pharmaceutical Finance Co. BV, 1.75%, 2/1/2026	0.53%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.01%
Asset Backed	0.13%
Banking	3.33%
Basic Industry	8.93%
Brokerage	0.55%
Capital Goods	9.02%
Consumer Cyclical	7.62%
Consumer Non-Cyclical	7.03%
Energy	12.12%
Finance & Investment	3.62%
Government Guaranteed	0.01%
Insurance	1.92%
Local Authority	0.17%
Media	6.74%
Mortgage Backed	0.93%
Real Estate	0.66%
Services Cyclical	9.56%
Services Non-Cyclical	6.40%
Technology & Electronics	8.32%
Telecommunications	7.39%
Utility	5.06%
Short-Term Investment	0.48%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Mylan, Inc.	1.96%
Chevron Corp.	1.86%
JPMorgan Chase & Co.	1.54%
Microsoft Corp.	1.47%
EOG Resources, Inc.	1.38%
AT&T, Inc.	1.37%
ConocoPhillips	1.27%
Kellogg Co.	1.15%
Snap-on, Inc.	1.08%
Wells Fargo & Co.	1.05%

Holdings by Sector*	% of investments
Consumer Discretionary	10.53%
Consumer Staples	9.12%
Energy	10.99%
Financials	14.10%
Health Care	13.77%
Industrials	9.30%
Information Technology	14.22%
Materials	6.24%
Telecommunication Services	6.07%
Utilities	4.46%
Short-Term Investment	1.20%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc.–Classic Stock Fund

Ten Largest Holdings	% of Investments
Bank of America Corp.	2.78%
Apple, Inc.	2.64%
JPMorgan Chase & Co.	2.35%
Microsoft Corp.	2.19%
Goldman Sachs Group, Inc. (The)	2.10%
Google, Inc. Class A	2.08%
Monsanto Co.	1.87%
Hewlett-Packard Co.	1.66%
Exxon Mobil Corp.	1.63%
Schlumberger Ltd.	1.63%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.99%
Consumer Staples	5.31%
Energy	11.25%
Financials	20.17%
Health Care	11.55%
Industrials	6.89%
Information Technology	21.45%
Materials	6.73%
Telecommunication Services	1.26%
Utilities	0.81%
Short-Term Investment	0.59%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
SuccessFactors, Inc.	1.78%
Aruba Networks, Inc.	1.77%
Atheros Communications, Inc.	1.69%
OpenTable, Inc.	1.63%
Human Genome Sciences, Inc.	1.62%
Deckers Outdoor Corp.	1.56%
NetLogic Microsystems, Inc.	1.49%
VistaPrint NV	1.47%
Cavium Networks, Inc.	1.46%
Alexion Pharmaceuticals, Inc.	1.46%

Holdings by Sector*	% of investments
Consumer Discretionary	16.51%
Consumer Staples	1.41%
Energy	3.95%
Financials	7.66%
Health Care	24.36%
Industrials	8.49%
Information Technology	32.13%
Materials	2.19%
Short-Term Investment	3.30%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust–Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc. Term Loan B	1.08%
Cedar Fair L.P. Term Loan	1.04%
Community Health Systems, Inc. Term Loan	1.01%
Mylan Laboratories, Inc. Term Loan B	0.98%
Carmike Cinemas, Inc. Term Loan B	0.95%
Univision Communications, Inc. Term Loan B	0.94%
Oshkosh Truck Corp. Term Loan B	0.91%
Six Flags Theme Parks, Inc. Term Loan B	0.91%
Nielsen Finance LLC Term Loan B	0.91%
Ford Motor Co. Term Loan	0.89%

Holdings by Sector*	% of Investments
Aerospace	0.85%
Chemicals	2.94%
Consumer Non-Durables	1.66%
Energy	1.59%
Financial	4.39%
Food/Tobacco	4.04%
Forest Products	2.61%
Gaming/Leisure	3.14%
Healthcare	11.16%
Housing	1.52%
Information Technology	3.09%
Manufacturing	6.97%
Media/Telecommunications	22.20%
Metals/Minerals	1.31%
Retail	4.62%
Service	7.10%
Transportation	6.60%
Utility	2.57%
Short-Term Investments	11.64%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Amgen, Inc.	2.58%
Hewlett-Packard Co.	2.36%
Bank of America Corp.	2.28%
Exxon Mobil Corp.	2.24%
Abbott Laboratories	2.22%
XTO Energy, Inc.	2.12%
Barrick Gold Corp.	1.99%
Ford Motor Co.	1.93%
Williams Cos., Inc. (The)	1.89%
Eaton Corp.	1.71%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of investments
Consumer Discretionary	12.01%
Consumer Staples	1.64%
Energy	15.65%
Financials	17.88%
Health Care	20.17%
Industrials	11.96%
Information Technology	13.20%
Materials	5.41%
Utilities	0.85%
Short-Term Investment	1.23%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cognizant Technology Solutions Corp. Class A	1.72%
Nordstrom, Inc.	1.57%
T. Rowe Price Group, Inc.	1.54%
Limited Brands, Inc.	1.48%
NetApp, Inc.	1.45%
CONSOL Energy, Inc.	1.24%
Kansas City Southern	1.18%
Intuitive Surgical, Inc.	1.17%
Starwood Hotels & Resorts Worldwide, Inc.	1.14%
Cameron International Corp.	1.09%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.18%
Consumer Staples	1.67%
Energy	7.89%
Financials	13.30%
Health Care	14.20%
Industrials	10.76%
Information Technology	24.56%
Materials	6.40%
Short-term Investment	0.04%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Wind Acquisition Finance SA, 12.00%, 12/1/2015	1.82%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.52%
Liberty Mutual Group, Inc., 10.75%, 6/15/58	1.32%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.30%
HCA, Inc., 9.125%, 11/15/2014	1.27%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.25%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.23%
El Paso Corp., 8.05%, 10/15/2030	1.19%
Nielsen Finance LLC/Nielsen Finance Co., Zero Coupon, 8/1/2016	0.99%
Nextel Communications, Inc., 6.875%, 10/31/2013	0.98%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of investments
Agency	0.01%
Banking	2.10%
Basic Industry	5.03%
Capital Goods	7.03%
Consumer Cyclical	10.00%
Consumer Non-Cyclical	5.39%
Energy	8.53%
Finance & Investment	4.62%
Insurance	3.48%
Local-Authority	0.67%
Media	11.40%
Real Estate	1.08%
Services Cyclical	10.97%
Services Non-Cyclical	5.56%
Technology & Electronics	7.75%
Telecommunications	10.07%
Utility	2.41%
Short-Term Investment	3.90%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.11%
DnB NOR ASA	1.94%
Teva Pharmaceutical Industries Ltd. ADR	1.84%
Roche Holding Ltd. AG	1.82%
Nestle SA Registered Shares	1.78%
Agre Empreendimentos Imobiliarios SA	1.65%
Vodafone Group plc	1.60%
Mitsui & Co., Ltd.	1.59%
Transocean Ltd. (Switzerland)	1.56%
Sony Corp.	1.54%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.06%
Consumer Staples	9.89%
Energy	8.80%
Financials	18.96%
Health Care	8.73%
Industrials	12.17%
Information Technology	4.38%
Materials	9.30%
Telecommunication Services	7.79%
Utilities	4.37%
Short-Term Investment	2.55%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust–International Dividend Income Fund

Ten Largest Holdings	% of Investments
Partner Communications Co., Ltd.	2.11%
Yellow Pages Income Fund Unit	2.10%
Banco Santander SA ADR	2.03%
Kumba Iron Ore Ltd.	2.02%
Baytex Energy Trust Unit	1.98%
HSBC Holdings plc	1.82%
ACEA SpA	1.76%
Penn West Energy Trust Unit	1.76%
Bendigo and Adelaide Bank Ltd.	1.68%
Mediaset SpA	1.66%

Holdings by Sector*	% of investments
Consumer Discretionary	10.63%
Consumer Staples	5.06%
Energy	13.93%
Financials	22.55%
Health Care	5.88%
Industrials	10.21%
Information Technology	4.64%
Materials	5.61%
Telecommunication Services	10.81%
Utilities	7.49%
Short-Term Investment	3.19%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
REXLot Holdings Ltd.	2.00%
Rheinmetall AG	1.74%
Agra Empreendimentos Imobiliarios SA	1.68%
easyJet plc	1.61%
Ebro Puleva SA	1.58%
Schroders plc	1.53%
Tomkins plc	1.44%
Nippon Electric Glass Co., Ltd.	1.42%
Symrise GmbH & Co. AG	1.42%
Azimut Holding SpA	1.41%

Holdings by Sector*	% of investments
Consumer Discretionary	23.69%
Consumer Staples	8.40%
Energy	5.35%
Financials	12.55%
Health Care	7.01%
Industrials	17.20%
Information Technology	7.02%
Materials	10.62%
Telecommunication Services	0.52%
Utilities	5.44%
Short-Term Investment	2.20%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.36%
Cisco Systems, Inc.	2.91%
Hewlett-Packard Co.	2.70%
Google, Inc. Class A	2.69%
Microsoft Corp.	1.98%
International Business Machines Corp.	1.88%
Abbott Laboratories	1.75%
PepsiCo, Inc.	1.60%
Bank of America Corp.	1.31%
Target Corp.	1.26%

Holdings by Sector*	% of investments
Consumer Discretionary	16.60%
Consumer Staples	6.84%
Energy	6.14%
Financials	9.07%
Health Care	16.38%
Industrials	8.96%
Information Technology	31.82%
Materials	3.07%
Telecommunication Services	0.57%
Short-Term Investment	0.55%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.50%,12/01/2036	7.07%
Federal National Mortgage Assoc., 5.00%, TBA	3.27%
U.S. Treasury Note, 2.25%, 1/31/2015	1.87%
U.S. Treasury Note, 1.125%, 12/15/2012	1.79%
Federal National Mortgage Assoc., 6.00%, TBA	1.46%
U.S. Treasury Note, 2.625%, 12/31/2014	1.41%
U.S. Treasury Note, 2.125%, 11/30/2014	1.35%
Federal Home Loan Mortgage Corp., 5.00% 10/01/2020	1.22%
U.S. Treasury Strips, Zero Coupon, 11/15/2027	1.09%
Federal Home Loan Mortgage Corp. K004 A2, 4.186%, 8/25/2019	0.96%

Investments in Underlying Funds (unaudited)(concluded)

Credit Rating	% of Investments
AAA	49.62%
AA+	1.23%
AA	1.23%
AA-	1.93%
A+	1.31%
A	1.21%
A-	1.04%
BBB+	5.65%
BBB	6.16%
BBB-	5.64%
BB+	2.29%
BB	1.72%
BB-	1.22%
B+	1.17%
B	0.66%
B-	0.80%
CCC+	0.07%
NR	1.44%
U.S. Treasury	10.39%
Short-Term Investments	5.22%
Total	100%

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Dress Barn, Inc. (The)	2.61%
Comerica, Inc.	2.35%
First Financial Bancorp	2.28%
Albemarle Corp.	1.67%
Sapient Corp.	1.66%
Humana, Inc.	1.63%
Commerce Bancshares, Inc.	1.43%
Alliance Data Systems Corp.	1.41%
KeyCorp	1.41%
Atlas Air Worldwide Holdings, Inc.	1.38%

Holdings by Sector*	% of investments
Consumer Discretionary	14.91%
Consumer Staples	1.77%
Energy	5.39%
Financials	17.62%
Health Care	11.31%
Industrials	18.31%
Information Technology	17.19%
Materials	5.71%
Utilities	2.13%
Short-Term Investment	5.66%
Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 23, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 23, 2010